UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08767

UBS Money Series

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2015

Item 1.  Reports to Stockholders.

Money Market Funds

UBS Liquid Assets Fund

Annual Report

April 30, 2015

UBS Liquid Assets Fund

June 12, 2015

Dear Shareholder,

We present you with the annual report for UBS Liquid Assets Fund (the “Fund”) for the 12 months ended April 30, 2015 (the “reporting period”).

Performance

Throughout the reporting period, the US Federal Reserve Board (the “Fed”) continued to hold the federal funds rate at a historically low range between 0% and 0.25%. The federal funds rate, or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) This continued to depress yields on a wide range of short-term investments. As a result, the Fund’s yield remained low during the reporting period.

The seven-day current yield for the Fund as of April 30, 2015 was 0.11% (after fee waivers/expense reimbursements), compared to 0.12% on April 30, 2014. (For more information on the Fund’s performance, refer to “Performance and portfolio characteristics at a glance” on page 7.)

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.	Growth in the US was mixed during the reporting period. US gross domestic product (“GDP”) growth accelerated to a 4.6% seasonally-adjusted annualized rate during the second quarter of 2014. GDP increased to a 5.0% rate during the third quarter of 2014, the highest rate since the third quarter of 2003, and then moderated to a 2.2% rate during the fourth quarter of 2014. Finally, first quarter

UBS Liquid Assets Fund

Investment goal:

Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Manager:

Robert Sabatino

UBS Global Asset Management (Americas) Inc.

Commencement:

February 14, 2000

Dividend payments:

Monthly

1

UBS Liquid Assets Fund

2015 GDP contracted 0.7%[1]. This was partially attributed to severe winter weather in parts of the country.

Q.	How did the Fed react to the economic environment?
A.	The Fed largely maintained its accommodative monetary policy during the reporting period. The central bank continued to hold the fed funds rate at a historically low range between 0% and 0.25%. However, at the Fed’s meeting in October 2014, it said that it had concluded its asset purchase program, also known as quantitative easing. At its March 2015 meeting, the Fed said that it “… anticipates that it will be appropriate to raise the target range for the federal funds rate when it has seen further improvement in the labor market and is reasonably confident that inflation will move back to its 2% objective over the medium term.”

Finally, at the Fed’s meeting that concluded on April 29, 2015, it said “…even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.”

Q.	How did you position the Fund over the fiscal year?
A.	We tactically adjusted the Fund’s weighted average maturity (“WAM”), which is the weighted average maturity of the securities in the portfolio, throughout the 12-month review period. The Fund had a WAM of 31 days when the reporting period began. By the end of the period, we had lengthened the Fund’s WAM to 43 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we maintained a high level of diversification over the 12-month period, investing in smaller positions with the goal of reducing risk and keeping the Fund highly liquid. We typically purchased up to 3% in single nongovernment issuers throughout the

[1]	Based on the Commerce Department’s second estimate announced on May 29, 2015, after the reporting period had ended.

2

UBS Liquid Assets Fund

reporting period. (The Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

Q.	What types of securities did you emphasize over the period?
A.	Several adjustments were made to the Fund’s sector positioning during the 12-month period. We significantly increased the Fund’s exposure to US government and agency obligations. Conversely, we meaningfully reduced the Fund’s allocation to commercial paper, while modestly paring its exposures to repurchase agreements and certificates of deposit. Elsewhere, we eliminated the Fund’s small exposures to short-term corporate obligations, bank notes and non-US government agencies. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.	Economic data in the US has recently pointed to a slowdown in economic activity, including disappointing retail sales and manufacturing numbers. We believe moderating growth was partially due to severe winter weather in parts of the country. In our view, the US economy will gain some momentum as the year progresses. That said, we do not expect to see robust growth given continued slack in some areas of the economy, generally weak growth overseas and the impact from the stronger US dollar. We believe the Fed will start raising rates later in 2015, but that its approach to policy normalization will be very gradual. We anticipate continuing to manage the Funds focusing on risk and liquidity.

Also, as discussed in our last report to you, the US Securities and Exchange Commission (“SEC”) adopted new regulations for money market funds in 2014 (while also proposing more changes to be adopted in the future). There is a transition period ranging until October 2016 (for the most significant changes). We expect to communicate further to shareholders regarding transitioning the Fund into compliance with the new laws.

3

UBS Liquid Assets Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds, please contact your financial advisor, or visit us at www.ubs.com/globalam-us.*

Sincerely,

Mark E. Carver President—UBS Money Series UBS Liquid Assets Fund Managing Director UBS Global Asset Management (Americas) Inc.	Robert Sabatino Portfolio Manager—UBS Money Series UBS Liquid Assets Fund Managing Director UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12 month period ended April 30, 2015. The views and opinions in the letter were current as of June 12, 2015. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Web site at www.ubs.com/globalam-us.

4

UBS Liquid Assets Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees (unless waived) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2014 to April 30, 2015.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

5

UBS Liquid Assets Fund

Understanding your Fund’s expenses (unaudited) (concluded)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESSSM program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

	Beginning account value November 1, 2014	Ending account value[1] April 30, 2015	Expenses paid during period[2] 11/01/14 to 04/30/15	Expense ratio during the period
Actual	$1,000.00	$1,000.40	$0.35	0.07%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.45	0.35	0.07

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

6

UBS Liquid Assets Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	04/30/15	10/31/14	04/30/14
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.11%	0.07%	0.12%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.11	0.07	0.12
Seven-day current yield before fee waivers and/or expense reimbursements[1]	0.06	0.02	0.08
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	0.06	0.02	0.08
Weighted average maturity[2]	43 days	49 days	31 days
Net assets (mm)	$427.2	$494.6	$501.5
Portfolio composition[3]	04/30/15	10/31/14	04/30/14
Commercial paper	47.0%	40.4%	54.5%
US government and agency obligations	18.2	25.4	4.0
Certificates of deposit	17.6	22.3	19.1
Repurchase agreements	17.2	9.7	19.2
Short-term corporate obligation	—	1.6	1.6
Non-US government agency	—	0.6	0.6
Bank note	—	—	1.0
Other assets less liabilities	(0.0)[4]	0.0 [4]	0.0 [4]
Total	100.0%	100.0%	100.0%

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.

[3]	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

[4]	Represents less than 0.05% of net assets as of the date indicated.

An investment in UBS Liquid Assets Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

7

UBS Liquid Assets Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
US government and agency obligations—18.26%
Federal Home Loan Bank
0.060%, due 05/06/15[1]	$2,000,000	$1,999,983
0.060%, due 05/21/15[1]	10,000,000	9,999,667
0.120%, due 05/15/15[1]	13,000,000	12,999,393
0.155%, due 08/18/15[1]	10,000,000	9,995,307
Federal National Mortgage Association*
0.060%, due 06/16/15[1]	20,000,000	19,998,467
0.500%, due 07/02/15	5,000,000	5,002,559
US Treasury Bills
0.180%, due 02/04/16[1]	3,000,000	2,995,815
0.221%, due 02/04/16[1]	5,000,000	4,991,475
US Treasury Note 0.250%, due 12/15/15	10,000,000	10,001,547
Total US government and agency obligations (cost—$77,984,213)		77,984,213
Certificates of deposit—17.56%
Banking-non-US—10.30%
Bank of Nova Scotia 0.331%, due 05/19/15[2]	5,000,000	5,000,000
Credit Industriel et Commercial 0.130%, due 05/06/15	5,000,000	5,000,000
Mizuho Bank Ltd.
0.250%, due 06/01/15	8,000,000	8,000,000
0.260%, due 07/17/15	4,000,000	4,000,000
Natixis 0.248%, due 05/05/15[2]	5,000,000	5,000,000
Nordea Bank Finland PLC 0.230%, due 05/20/15	3,000,000	3,000,000
Norinchukin Bank Ltd. 0.150%, due 05/15/15	7,000,000	7,000,000
Rabobank Nederland NV 0.295%, due 10/13/15	5,000,000	5,000,000
Toronto-Dominion Bank 0.520%, due 02/23/16	2,000,000	2,000,000
		44,000,000

8

UBS Liquid Assets Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Banking-US—7.26%
BMO Harris Bank N.A.
0.300%, due 07/23/15	$5,000,000	$5,000,000
0.310%, due 10/08/15	4,000,000	4,000,000
Citibank N.A. 0.250%, due 05/07/15	5,000,000	5,000,000
HSBC Bank USA N.A.
0.255%, due 06/10/15	6,000,000	6,000,000
0.280%, due 08/03/15	3,000,000	3,000,000
JPMorgan Chase Bank N.A.
0.240%, due 06/05/15	3,000,000	3,000,000
0.320%, due 10/28/15	5,000,000	5,000,000
		31,000,000
Total certificates of deposit (cost—$75,000,000)		75,000,000
Commercial paper[1]—47.00%
Asset backed-miscellaneous—22.90%
Albion Capital LLC
0.180%, due 05/15/15	2,000,000	1,999,860
0.240%, due 05/21/15	10,000,000	9,998,667
Antalis US Funding Corp. 0.160%, due 05/11/15	7,000,000	6,999,689
Atlantic Asset Securitization LLC 0.130%, due 06/03/15	2,000,000	1,999,762
Barton Capital Corp. 0.253%, due 05/18/15[2]	4,000,000	4,000,000
Fairway Finance Corp. 0.260%, due 08/17/15	4,000,000	3,996,880
Gotham Funding Corp.
0.150%, due 05/11/15	1,000,000	999,958
0.150%, due 05/13/15	7,000,000	6,999,650
0.150%, due 05/20/15	4,000,000	3,999,683
Liberty Street Funding LLC 0.160%, due 05/18/15	7,000,000	6,999,471

9

UBS Liquid Assets Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
LMA Americas LLC 0.160%, due 05/11/15	$6,000,000	$5,999,733
Manhattan Asset Funding Co. LLC 0.160%, due 05/18/15	12,000,000	11,999,093
Nieuw Amsterdam Receivables Corp. 0.130%, due 05/18/15	7,839,000	7,838,519
Regency Markets No. 1 LLC
0.150%, due 05/15/15	4,000,000	3,999,767
0.150%, due 05/20/15	8,000,000	7,999,367
Victory Receivables Corp.
0.170%, due 05/11/15	4,000,000	3,999,811
0.170%, due 05/15/15	3,000,000	2,999,802
0.160%, due 05/22/15	5,000,000	4,999,533
		97,829,245
Automotive OEM—0.47%
PACCAR Financial Corp. 0.090%, due 06/01/15	2,000,000	1,999,845
Banking-non-US—8.19%
ASB Finance Ltd. 0.272%, due 05/26/15[2]	2,000,000	2,000,000
Australia & New Zealand Banking Group Ltd. 0.270%, due 05/13/15[2]	4,000,000	4,000,000
BNP Paribas Finance Inc. 0.060%, due 05/01/15	5,000,000	5,000,000
Caisse Centrale Desjardins 0.150%, due 05/07/15	10,000,000	9,999,750
National Australia Bank Ltd. 0.415%, due 01/08/16	4,000,000	3,988,380
Sumitomo Mitsui Banking Corp. 0.160%, due 05/29/15	10,000,000	9,998,756
		34,986,886
Banking-US—3.51%
Bedford Row Funding Corp. 0.470%, due 01/04/16	2,000,000	1,993,524
ING (US) Funding LLC 0.130%, due 05/11/15	10,000,000	9,999,639

10

UBS Liquid Assets Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Commercial paper[1]—(concluded)
Banking-US—(concluded)
PNC Bank N.A. 0.300%, due 07/06/15	$3,000,000	$2,998,350
		14,991,513
Diversified manufacturing—2.81%
Siemens Capital Co. LLC
0.090%, due 05/08/15	4,000,000	3,999,930
0.080%, due 05/27/15	8,000,000	7,999,538
		11,999,468
Energy-integrated—1.17%
CNPC Finance HK Ltd. 0.400%, due 05/04/15	5,000,000	4,999,833
Finance-non-captive diversified—0.93%
General Electric Capital Corp. 0.350%, due 10/02/15	4,000,000	3,994,011
Insurance-life—4.68%
MetLife Short Term Funding LLC
0.150%, due 05/20/15	10,000,000	9,999,208
0.130%, due 06/03/15	2,000,000	1,999,762
Prudential PLC 0.140%, due 05/19/15	8,000,000	7,999,440
		19,998,410
Tobacco—2.34%
Philip Morris International Inc. 0.100%, due 06/03/15	10,000,000	9,999,083
Total commercial paper (cost—$200,798,294)		200,798,294

11

UBS Liquid Assets Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Repurchase agreements—17.18%
Repurchase agreement dated 04/30/15 with Barclays Capital, Inc., 0.100% due 05/01/15, collateralized by $639,777 US Treasury Inflation Indexed Bonds, zero coupon due 10/15/18 to 10/15/24, $200 US Treasury Note, 1.375% due 04/30/20, $3,483,900 US Treasury Bonds Principal STRIPs, zero coupon due 05/15/16 to 08/15/20, $51,888,659 US Treasury Bonds STRIPs, zero coupon due 08/15/27 to 02/15/45 and $125,100 US Treasury Notes Principal STRIPs, zero coupon due 05/15/16 to 02/15/23; (value—$35,700,077); proceeds: $35,000,097	$35,000,000	$35,000,000
Repurchase agreement dated 04/30/15 with Goldman Sachs & Co., 0.090% due 05/01/15, collateralized by $1,490,000 Federal Home Loan Bank obligations, zero coupon to 0.875% due 07/29/15 to 05/24/17 and $36,861,504 Federal Home Loan Mortgage Corp. obligations, 1.100% to 5.250% due 04/18/16 to 01/08/20; (value—$38,760,000); proceeds: $38,000,095	38,000,000	38,000,000
Repurchase agreement dated 04/30/15 with State Street Bank and Trust Co., 0.000% due 05/01/15, collateralized by $402,329 US Treasury Note, 1.500% due 01/31/19; (value—$409,217); proceeds: $401,000	401,000	401,000
Total repurchase agreements (cost—$73,401,000)		73,401,000
Total investments (cost—$427,183,507 which approximates cost for federal income tax purposes)—100.00%		427,183,507
Liabilities in excess of other assets—(0.00)%		(11,940)
Net assets (applicable to 427,170,531 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$427,171,567

12

UBS Liquid Assets Fund

Statement of net assets—April 30, 2015

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$77,984,213	$—	$77,984,213
Certificates of deposit	—	75,000,000	—	75,000,000
Commercial paper	—	200,798,294	—	200,798,294
Repurchase agreements	—	73,401,000	—	73,401,000
Total	$—	$427,183,507	$—	$427,183,507

At April 30, 2015, there were no transfers between Level 1 and Level 2.

13

UBS Liquid Assets Fund

Statement of net assets—April 30, 2015

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments
United States	75.6%
Japan	6.8
Canada	4.0
France	3.5
Germany	2.8
Australia	1.9
United Kingdom	1.9
Netherlands	1.2
China	1.2
Finland	0.7
New Zealand	0.4
Total	100.0%

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.

[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

Portfolio acronym

STRIP	Separate Trading of Registered Interest and Principal of Securities
OEM	Original Equipment Manufacturer

14

See accompanying notes to financial statements

UBS Liquid Assets Fund

Statement of operations

For the year ended April 30, 2015

Investment income:
Interest	$698,664

Expenses:
Investment advisory and administration fees	235,579
Professional fees	111,711
Transfer agency fees	49,714
Custody and accounting fees	45,630
State registration fees	43,349
Trustees’ fees	27,114
Reports and notices to shareholders	20,827
Insurance expense	14,829
Other expenses	26,080
574,833
Fee waivers by investment advisor and administrator	(235,579)
Net expenses	339,254
Net investment income	359,410
Net realized gain	758
Net increase in net assets resulting from operations	$360,168

15

See accompanying notes to financial statements

UBS Liquid Assets Fund

Statement of changes in net assets

	For the years ended April 30,

	2015	2014
From operations:
Net investment income	$359,410	$668,026
Net realized gain	758	279
Net increase in net assets resulting from operations	360,168	668,305
Dividends and distributions to shareholders from:
Net investment income	(359,410)	(668,026)
Net realized gains	—	(50,823)
Total dividends and distributions to shareholders	(359,410)	(718,849)
Net decrease in net assets from beneficial interest transactions	(74,312,054)	(343,730,266)
Cash payment from investment advisor	—	57,843
Net decrease in net assets	(74,311,296)	(343,722,967)
Net assets:
Beginning of year	501,482,863	845,205,830
End of year	$427,171,567	$501,482,863
Accumulated undistributed net investment income	$—	$—

16

See accompanying notes to financial statements

UBS Liquid Assets Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,

	2015	2014	2013	2012	2011
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.001	0.001	0.001	0.001	0.002
Net realized gain	0.000 [1]	0.000 [1]	0.000 [1]	(0.000)[1]	(0.000)[1]
Net increase from operations	0.001	0.001	0.001	0.001	0.002
Dividends from net investment income	(0.001)	(0.001)	(0.001)	(0.001)	(0.002)
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	—	—
Total dividends and distributions	(0.001)	(0.001)	(0.001)	(0.001)	(0.002)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.08%	0.11%[3]	0.15%	0.14%	0.22%
Ratios to average net assets:
Expenses before fee waivers	0.12%	0.11%	0.11%	0.09%	0.09%
Expenses after fee waivers	0.07%	0.07%	0.08%	0.06%	0.06%
Net investment income	0.08%	0.10%	0.14%	0.14%	0.22%
Supplemental data:
Net assets, end of year (000’s)	$427,172	$501,483	$845,206	$2,367,117	$2,209,416

[1]	Amount represents less than $0.0005 per share.

[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Payment from investment advisor as disclosed on page 21-22 had no impact on the Fund’s total investment return and represents less than $0.0005 per share.

17

See accompanying notes to financial statements

UBS Liquid Assets Fund

Notes to financial statements

Organization and significant accounting policies

UBS Liquid Assets Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with thirteen operating series. The financial statements for the other series of the Trust are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund attempts to maintain a stable net asset value of $1.00 per share; the Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions.

18

UBS Liquid Assets Fund

Notes to financial statements

Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Statement of net assets.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may

19

UBS Liquid Assets Fund

Notes to financial statements

be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a Fund’s investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or gurantor become insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

20

UBS Liquid Assets Fund

Notes to financial statements

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS Global AM or an affiliate, the fee will be limited to reimbursement of UBS Global AM’s direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS Global AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS Global AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS Global AM has advised the Fund that for the year ended April 30, 2015 its direct advisory/administrative costs and expenses approximate an annual rate of 0.05% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS Global AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS Global AM by the Fund.

For the year ended April 30, 2015, UBS Global AM waived its entire fee for its direct advisory/administrative costs and expenses; such amount is not subject to future recoupment.

In August 2013, UBS Global AM made a voluntary cash payment of $57,843 to the Fund in order to address a differential between the number of shares outstanding and the Fund’s net assets. The differential was attributable to historical, embedded capital losses that

21

UBS Liquid Assets Fund

Notes to financial statements

were experienced by the Fund over several years prior to the credit crisis of 2008. The voluntary payment to the Fund was not required to maintain a stable net asset value per share. The payment removed a small, historical deviation that was reflected in the Fund’s market price based and amortized cost net asset value per share.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2015, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $210,048,855. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned

22

UBS Liquid Assets Fund

Notes to financial statements

on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Fund’s lending agent. The Fund did not engage in securities lending during the year.

Other liabilities and components of net assets

At April 30, 2015, the Fund had the following liabilities outstanding:

Dividends payable to shareholders	$8,336
Other accrued expenses*	85,580

*	Excludes investment advisory and administration fees.

At April 30, 2015, the components of net assets were as follows:

Accumulated paid in capital	$427,174,093
Accumulated net realized loss	(2,526)
Net assets	$427,171,567

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,
	2015	2014
Shares sold	5,410,292,200	5,500,549,892
Shares repurchased	(5,484,937,929)	(5,844,979,469)
Dividends reinvested	333,675	699,311
Net decrease in shares outstanding	(74,312,054)	(343,730,266)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during

23

UBS Liquid Assets Fund

Notes to financial statements

each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2015 and April 30, 2014 was ordinary income.

At April 30, 2015, the components of accumulated earnings on a tax basis were undistributed ordinary income of $8,336 and accumulated capital and other losses of $2,526.

There were no reclassifications arising from permanent “book/tax” differences for the year ended April 30, 2015.

At April 30, 2015, the Fund had a pre-enactment capital loss carryforward of $2,526, which will expire on April 30, 2019. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. During the current year, the Fund utilized $758 of capital loss carry forward to offset current year realized gains.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of April 30, 2015, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2015, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2015, remains subject to examination by the Internal Revenue Service and state taxing authorities.

24

UBS Liquid Assets Fund

Notes to financial statements

Regulatory developments

On July 23, 2014, the SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes will not become mandatory until October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury, retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. UBS Global AM is currently evaluating the potential impact of these changes on the Fund and expects to update shareholders further in advance of the October 2016 deadline.

25

UBS Liquid Assets Fund

Report of Ernst & Young LLP, Independent

Registered Public Accounting Firm

The Board of Trustees and Shareholders of

UBS Money Series—UBS Liquid Assets Fund

We have audited the accompanying statement of net assets of UBS Liquid Assets Fund (the “Fund”) (one of the series comprising UBS Money Series) as of April 30, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2015 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Liquid Assets Fund at April 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the

26

UBS Liquid Assets Fund

two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York

June 29, 2015

27

UBS Liquid Assets Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address:

www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

28

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29

UBS Liquid Assets Fund

Supplemental information (unaudited)

Board of Trustees & Officers

The Fund is governed by a Board of Trustees which oversees the Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund’s Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Meyer Feldberg††; 73 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world) (2007-2014). Prior to 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).

30

UBS Liquid Assets Fund

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Professor Feldberg is a director or trustee of 18 investment companies (consisting of 50 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics) and the New York City Ballet.

31

UBS Liquid Assets Fund

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Richard Q. Armstrong; 79 c/o Keith A. Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since 1991 and principal occupation since 1995). Mr. Armstrong was president or chairman of a number of international packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages, and Moët Hennessey, among many others) (from 1982 to 1995).

Alan S. Bernikow; 74 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from 2003 to 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

32

UBS Liquid Assets Fund

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Armstrong is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Mr. Bernikow is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of Destination XL Group, Inc. (menswear) (and serves as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N.A.

33

UBS Liquid Assets Fund

Supplemental information (unaudited)

Independent Trustees (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Richard R. Burt; 68 McLarty Associates 900 17th Street NW, Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a managing director of McLarty Associates (a consulting firm) with which he has been employed since 2007. He was chairman of IEP Advisors (international investments and consulting firm) until 2009. Prior to 2007, he was chairman of Diligence Inc. (international information and risk management firm).

Bernard H. Garil; 75 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

Heather R. Higgins; 55 c/o Keith A. Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable. She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).

34

UBS Liquid Assets Fund

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Burt is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).

Mr. Garil is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company), the Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Ms. Higgins is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

35

UBS Liquid Assets Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

David Malpass; 59 Encima Global, LLC 645 Madison Avenue, 5th Floor, New York, NY 10022	Trustee	Since May 2014	Mr. Malpass is the president and founder of Encima Global, LLC (economic research and consulting) (since 2008). From 1993 until 2008, he was Chief Economist and Senior Managing Director of Bear, Stearns & Co. (financial services firm).

36

UBS Liquid Assets Fund

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Malpass is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Malpass is also a director of New Mountain Finance Corp. (business development company and serves as a member of its audit committee).

37

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Joseph Allessie*; 49	Vice President, Assistant Secretary and Chief Compliance Officer	Since 2005 (Vice President and Assistant Secretary); since July 2014 (Chief Compliance Officer)	Mr. Allessie is a managing director (since 2015) (prior to which he was an executive director) at UBS Global AM—Americas region. Mr. Allessie is head of compliance and operational risk control for the UBS Global Asset Management Division in the Americas with oversight for traditional and alternative investment businesses in Canada, the US and Cayman Islands. Prior to that he served as deputy general counsel of UBS Global AM—Americas region (from 2005 to 2014). Mr. Allessie is a vice president, assistant secretary and chief compliance officer (prior to which he was interim chief compliance officer) (from January to July 2014) of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM serves as investment advisor or manager.

Rose Ann Bubloski*; 47	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director) and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. She is vice president and assistant treasurer of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM serves as investment advisor or manager.

38

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Mark E. Carver*; 51	President	Since 2010	Mr. Carver is a managing director and head of product development and management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM serves as investment advisor or manager.

Thomas Disbrow*; 49	Vice President and Treasurer	Since 2000 (Vice President); Since 2004 (Treasurer)	Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director) (since 2007) and head of North America fund treasury (since 2011) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

39

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Elbridge T. Gerry III*; 58	Vice President	Since 1999	Mr. Gerry is a managing director—municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of three investment companies (consisting of 19 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Christopher S. Ha*; 35	Vice President and Assistant Secretary	Since 2012	Mr. Ha is a director and associate general counsel (since 2012) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Mr. Ha was of counsel at Buhler, Duggal & Henry LLP (law firm) (from March 2012 to July 2012) and an associate attorney at Dechert LLP (law firm) (from 2007 to 2009). Mr. Ha is a vice president and assistant secretary of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Erin O. Houston*; 38	Vice President	Since 2009	Ms. Houston is a director (since 2012) (prior to which she was an associate director) (since 2009) and portfolio manager (since 2009) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Ms. Houston was with Western Investors (from 2005 to 2009) and Citigroup Asset Management (2005). Ms. Houston is a vice president of three investment companies (consisting of 19 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

40

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Mark F. Kemper**; 57	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He has been secretary of UBS Global AM—Americas region (since 2004) and assistant secretary of UBS Global Asset Management Trust Company (since 1993). Mr. Kemper is vice president and secretary of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Joanne M. Kilkeary*; 47	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director) (since 2008) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

41

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Cindy Lee*; 39	Vice President and Assistant Treasurer	Since November 2014	Ms. Lee is an associate director (since 2009) prior to which she was a fund treasury manager (from 2007 to 2009) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Lee is a vice president and assistant treasurer of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM serves as investment advisor or manager.

Tammie Lee*; 44	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director (since 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region (since 2005). Ms. Lee is a vice president and assistant secretary of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Ryan Nugent*; 37	Vice President	Since 2009	Mr. Nugent is a director (since 2010) (prior to which he was an associate director) (since 2004), portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS Global AM—Americas region. Prior to that he was an assistant portfolio manager of the tax free money market funds since February 2002. Mr. Nugent is a vice president of three investment companies (consisting of 19 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

42

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Nancy Osborn*; 49	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Robert Sabatino**; 41	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2009), and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of five investment companies (consisting of 36 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Eric Sanders*; 49	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

43

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Andrew Shoup*; 58	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and global head of the fund treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Mr. Shoup is a vice president and chief operating officer of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Keith A. Weller*; 53	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

44

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Mandy Yu*; 31	Vice President	Since 2013	Ms. Yu is an authorized officer (since 2012) and tax compliance manager (since 2013) of the US mutual fund treasury administration department of UBS Global AM—Americas region. She was a Fund Treasury Manager (from 2012 to March 2013) and a Mutual Fund Administrator (from 2007 to 2012) for UBS Global AM—Americas region. Ms. Yu is a vice president of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

†	Each trustee holds office for an indefinite term. Officers are appointed by the trustees and serve at the pleasure of the Board.

††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), because he is a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions.

45

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46

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47

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48

Trustees

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins David Malpass

Principal Officers

Mark E. Carver President Mark F. Kemper Vice President and Secretary	Thomas Disbrow Vice President and Treasurer Robert Sabatino Vice President

Investment Advisor and Administrator

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter

UBS Global Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

©UBS 2015. All rights reserved.

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S217

Money Market Funds

UBS Select Preferred Funds

Annual Report

April 30, 2015

UBS Select Prime Preferred Fund

UBS Select Treasury Preferred Fund

UBS Select Tax-Free Preferred Fund

UBS Select Preferred Funds

June 12, 2015

Dear Shareholder,

We present you with the semiannual report for the UBS Select Preferred Series of Funds, namely UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, and UBS Select Tax-Free Preferred Fund (the “Funds”), for the 12 months ended April 30, 2015 (the “reporting period”).

Performance

Throughout the reporting period, the US Federal Reserve Board (the “Fed”) continued to hold the federal funds rate at a historically low range between 0% and 0.25%. The federal funds rate, or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) This continued to depress yields on a wide range of short-term investments. As a result, the Funds’ yields remained low during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Preferred Fund: 0.10% on April 30, 2015, versus 0.06% on April 30, 2014.

•	UBS Select Treasury Preferred Fund: 0.01% on April 30, 2015, unchanged from April 30, 2014.

•	UBS Select Tax-Free Preferred Fund: 0.01% on April 30, 2015, unchanged from April 30, 2014.

UBS Select Prime Preferred Fund

UBS Select Treasury Preferred Fund

Investment goals (both Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Manager:

Robert Sabatino UBS Global Asset Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend Payments:

Monthly

UBS Select Tax-Free Preferred Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

(continued on next page)

1

UBS Select Preferred Funds

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 9 and 10.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.	Growth in the US was mixed during the reporting period. US gross domestic product (“GDP”) growth accelerated to a 4.6% seasonally adjusted annualized rate during the second quarter of 2014. GDP increased to a 5.0% rate during the third quarter of 2014, the highest rate since the third quarter of 2003, and then moderated to a 2.2% rate during the fourth quarter of 2014. Finally, first quarter 2015 GDP contracted 0.7%.[1] This was partially attributed to severe winter weather in parts of the country.

Q.	How did the Fed react to the economic environment?
A.	The Fed largely maintained its accommodative monetary policy during the reporting period. The central bank continued to hold the fed funds rate at a historically low range between 0% and 0.25%. However, at the Fed’s meeting in October 2014, it said that it had concluded its asset purchase program, also known as quantitative easing. At its March 2015 meeting, the Fed said that it “…anticipates that it will be appropriate to raise the target range for the federal funds rate when it has seen further improvement in the labor market and is reasonably confident that inflation will move back to its 2% objective over the medium term.”

Finally, at the Fed’s meeting that concluded on April 29, 2015, it said “…even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.”

[1]	Based on the Commerce Department’s second estimate announced on May 29, 2015, after the reporting period had ended.

Portfolio Managers:

Elbridge T. Gerry III

Erin O. Houston

UBS Global Asset Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend Payments:

Monthly

2

UBS Select Preferred Funds

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Preferred Fund invests, we tactically adjusted its weighted average maturity (“WAM”)—which is the weighted average maturity of the securities in the portfolio—throughout the 12-month review period. When the reporting period began, the Master Fund had a WAM of 35 days. By the end of the period we had lengthened the Master Fund’s WAM to 44 days.

At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposures to certificates of deposit and commercial paper and, to lesser extents, short-term corporate obligations, US government and agency obligations, and non-US government obligations. In contrast, we decreased the Master Fund’s exposures to repurchase agreements and time deposits. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•

The WAM for the Master Fund in which UBS Select Treasury Preferred Fund invests was 27 days when the reporting period began. Over the review period, the WAM was increased, and at the end of the period, on April 30, 2015, it was 36 days. At the security level, we increased the Master Fund’s exposure to repurchase agreements and reduced its exposure to direct US government obligations.

•	The WAM for the Master Fund in which UBS Select Tax-Free Preferred Fund invests was 23 days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and

3

UBS Select Preferred Funds

seasonality factors within the tax-exempt market. At the end of the reporting period, its WAM was 19 days. Over the review period, we modestly increased the Master Fund’s allocation to municipal bonds and notes, while slightly paring its exposure to tax-exempt commercial paper.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	Economic data in the US has recently pointed to a slowdown in economic activity, including disappointing retail sales and manufacturing numbers. We believe moderating growth was partially due to severe winter weather in parts of the country. In our view, the US economy should gain some momentum as the year progresses. That said, we do not expect to see robust growth given continued slack in some areas of the economy, generally weak growth overseas and the impact from the stronger US dollar. We believe the Fed will start raising rates later in 2015, but that its approach to policy normalization will be very gradual. We anticipate continuing to manage the Funds focusing on risk and liquidity.

Also, as discussed in our last report to you, the US Securities and Exchange Commission (“SEC”) adopted new regulations for money market funds in 2014 (while also proposing more changes to be adopted in the future). There is a transition period ranging until October 2016 (for the most significant changes). We expect to communicate further to shareholders of UBS Select Prime Preferred Fund and UBS Select Tax-Free Preferred Fund regarding transitioning into compliance with the new laws. (UBS Select Treasury Preferred Fund recently adopted a more restrictive investment policy to bring it into compliance with the regulations that become effective in October 2016; the new policy adopted by the UBS Select Treasury Preferred Fund is not expected to materially impact how it invests.)

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds, please contact your financial advisor, or visit us at www.ubs.com/globalam-us.*

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

4

UBS Select Preferred Funds

Sincerely,

Mark E. Carver

President—UBS Money Series

UBS Select Prime Preferred Fund

UBS Select Treasury Preferred Fund

UBS Select Tax-Free Preferred Fund

Managing Director

UBS Global Asset Management

(Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Select Tax-Free Preferred Fund Managing Director UBS Global Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager— UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund Managing Director UBS Global Asset Management (Americas) Inc.	Erin O. Houston Portfolio Manager— UBS Select Tax-Free Preferred Fund Director UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12 months ended April 30, 2015. The views and opinions in the letter were current as of June 12, 2015. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

5

UBS Select Preferred Funds

Understanding your Fund’s expenses (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2014 to April 30, 2015.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

6

UBS Select Preferred Funds

Understanding your Fund’s expenses (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

7

UBS Select Preferred Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

UBS Select Prime Preferred Fund

	Beginning account value November 1, 2014	Ending account value[2] April 30, 2015	Expenses paid during period[3] 11/01/14 to 04/30/15	Expense ratio during the period
Actual	$1,000.00	$1,000.40	$0.69	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.10	0.70	0.14

UBS Select Treasury Preferred Fund

	Beginning account value November 1, 2014	Ending account value[2] April 30, 2015	Expenses paid during period[3] 11/01/14 to 04/30/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.30	0.06

UBS Select Tax-Free Preferred Fund

	Beginning account value November 1, 2014	Ending account value[2] April 30, 2015	Expenses paid during period[3] 11/01/14 to 04/30/15	Expense ratio during the period
Actual	$1,000.00	$1,000.30	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.60	0.20	0.04

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

8

UBS Select Preferred Funds

Yields and characteristics at a glance (unaudited)

UBS Select Prime Preferred Fund

Yields and characteristics	04/30/15	10/31/14	04/30/14
Seven-day current yield after fee waivers[1]	0.10%	0.06%	0.06%
Seven-day effective yield after fee waivers[1]	0.10	0.06	0.06
Seven-day current yield before fee waivers[1]	0.06	0.02	0.02
Seven-day effective yield before fee waivers[1]	0.06	0.02	0.02
Weighted average maturity[2]	44 days	43 days	35 days
Net assets (mm)	$5,349.2	$5,523.2	$6,456.7

UBS Select Treasury Preferred Fund

Yields and characteristics	04/30/15	10/31/14	04/30/14
Seven-day current yield after fee waivers and/or Trustees’ fees reimbursement[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or Trustees’ fees reimbursement[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or Trustees’ fees reimbursement[1]	(0.10)	(0.12)	(0.11)
Seven-day effective yield before fee waivers and/or Trustees’ fees reimbursement[1]	(0.10)	(0.12)	(0.11)
Weighted average maturity[2]	36 days	28 days	27 days
Net assets (mm)	$4,594.2	$4,463.1	$5,466.4

9

UBS Select Preferred Funds

Yields and characteristics at a glance (unaudited) (concluded)

UBS Select Tax-Free Preferred Fund

Yields and characteristics	04/30/15	10/31/14	04/30/14
Seven-day current yield after fee waivers and/or Trustees’ fees reimbursement[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or Trustees’ fees reimbursement[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or Trustees’ fees reimbursement[1]	(0.09)	(0.12)	(0.06)
Seven-day effective yield before fee waivers and/or Trustees’ fees reimbursement[1]	(0.09)	(0.12)	(0.06)
Weighted average maturity[2]	19 days	33 days	23 days
Net assets (mm)	$38.0	$37.7	$35.9

[1]

Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, and UBS Select Tax-Free Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee

10

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11

UBS Select Preferred Funds

Statement of assets and liabilities

April 30, 2015

UBS Select Prime Preferred Fund
Assets:
Investment in Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”), at value (cost—$5,349,753,479; $4,594,263,895 and $37,954,838, respectively, which approximates cost for federal income tax purposes)	$5,349,753,479
Receivable from affiliate	—
Total assets	5,349,753,479

Liabilities:
Dividends payable to shareholders	411,422
Payable to affiliate	161,350
Total liabilities	572,772

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 5,349,147,123; 4,594,134,104 and 37,958,466 outstanding, respectively	5,349,147,123
Accumulated net realized gain	33,584
Net assets	$5,349,180,707
Net asset value per share	$1.00

12

See accompanying notes to financial statements

UBS Select Treasury Preferred Fund	UBS Select Tax-Free Preferred Fund

$4,594,263,895	$37,954,838
12,677	4,611
4,594,276,572	37,959,449

35,768	306
—	—
35,768	306

4,594,134,104	37,958,421
106,700	722
$4,594,240,804	$37,959,143
$1.00	$1.00

13

See accompanying notes to financial statements

UBS Select Preferred Funds

Statement of operations

For the year ended ended April 30, 2015

UBS Select Prime Preferred Fund

Investment income:
Interest income allocated from Master	$12,370,410
Expenses allocated from Master	(5,815,986)
Expense waiver allocated from Master	—
Net investment income allocated from Master	6,554,424

Expenses:
Administration fees	4,587,989
Trustees’ fees	64,367
4,652,356
Fee waivers and/or Trustees’ fees reimbursement by administrator	(2,326,223)
Net expenses	2,326,133
Net investment income	4,228,291
Net realized gain allocated from Master	52,026
Net increase in net assets resulting from operations	$4,280,317

14

See accompanying notes to financial statements

UBS Select Treasury Preferred Fund	UBS Select Tax-Free Preferred Fund

$2,960,312	$20,609
(4,510,341)	(37,712)
2,001,523	20,878
451,494	3,775

3,553,454	10,919
54,854	19,251
3,608,308	30,170
(3,607,842)	(30,169)
466	1
451,028	3,774
129,847	679
$580,875	$4,453

15

See accompanying notes to financial statements

UBS Select Prime Preferred Fund

Statement of changes in net assets

	For the years ended April 30,
	2015	2014
From operations:
Net investment income	$4,228,291	$5,358,621
Net realized gain	52,026	81,581
Net increase in net assets resulting from operations	4,280,317	5,440,202
Dividends and distributions to shareholders from:
Net investment income	(4,228,291)	(5,358,621)
Net realized gains	(18,766)	(92,885)
Total dividends and distributions to shareholders	(4,247,057)	(5,451,506)
Net decrease in net assets from beneficial interest transactions	(1,107,578,124)	(1,356,339,604)
Net decrease in net assets	(1,107,544,864)	(1,356,350,908)
Net assets:
Beginning of year	6,456,725,571	7,813,076,479
End of year	$5,349,180,707	$6,456,725,571
Accumulated undistributed net investment income	$—	$—

16

See accompanying notes to financial statements

UBS Select Treasury Preferred Fund

Statement of changes in net assets

	For the years ended April 30,
	2015	2014
From operations:
Net investment income	$451,028	$523,429
Net realized gain	129,847	44,696
Net increase in net assets resulting from operations	580,875	568,125
Dividends and distributions to shareholders from:
Net investment income	(451,028)	(523,429)
Net realized gains	(51,545)	(56,057)
Total dividends and distributions to shareholders	(502,573)	(579,486)
Net increase (decrease) in net assets from beneficial interest transactions	(872,287,332)	608,074,213
Net increase (decrease) in net assets	(872,209,030)	608,062,852
Net assets:
Beginning of year	5,466,449,834	4,858,386,982
End of year	$4,594,240,804	$5,466,449,834
Accumulated undistributed net investment income	$—	$—

17

See accompanying notes to financial statements

UBS Select Tax-Free Preferred Fund

Statement of changes in net assets

	For the years ended April 30,
	2015	2014
From operations:
Net investment income	$3,774	$20,091
Net realized gain	679	12,041
Net increase in net assets resulting from operations	4,453	32,132
Dividends and distributions to shareholders from:
Net investment income	(3,774)	(20,091)
Net realized gains	(10,314)	(11,602)
Total dividends and distributions to shareholders	(14,088)	(31,693)
Net increase (decrease) in net assets from beneficial interest transactions	2,098,990	(170,688,317)
Net increase (decrease) in net assets	2,089,355	(170,687,878)
Net assets:
Beginning of year	35,869,788	206,557,666
End of year	$37,959,143	$35,869,788
Accumulated undistributed net investment income	$—	$—

18

See accompanying notes to financial statements

UBS Select Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,

	2015	2014	2013	2012	2011
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.001	0.001	0.002	0.002	0.002
Net realized gain	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.001	0.001	0.002	0.002	0.002
Dividends from net investment income	(0.001)	(0.001)	(0.002)	(0.002)	(0.002)
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.001)	(0.001)	(0.002)	(0.002)	(0.002)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.07%	0.07%	0.15%	0.17%	0.21%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.14%	0.14%	0.14%	0.13%	0.10%
Net investment income[3]	0.07%	0.07%	0.15%	0.16%	0.21%
Supplemental data:
Net assets, end of year (000’s)	$5,349,181	$6,456,726	$7,813,076	$7,996,721	$17,186,912

[1]	Amount represents less than $0.0005 per share.

[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master.

19

See accompanying notes to financial statements

UBS Select Treasury Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,

	2015	2014	2013	2012	2011
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.001
Net realized gain	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.001
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.01%	0.01%	0.02%	0.01%	0.05%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.06%	0.06%	0.13%	0.07%	0.14%
Net investment income[3]	0.01%	0.01%	0.02%	0.01%	0.05%
Supplemental data:
Net assets, end of year (000’s)	$4,594,241	$5,466,450	$4,858,387	$4,023,440	$2,643,494

[1]	Amount represents less than $0.0005 per share.

[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master.

20

See accompanying notes to financial statements

UBS Select Tax-Free Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,

	2015	2014	2013	2012	2011
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.001
Net realized gain	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.001
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.04%	0.02%	0.04%	0.03%	0.14%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.04%	0.07%	0.13%	0.13%	0.14%
Net investment income[3]	0.01%	0.01%	0.03%	0.03%	0.14%
Supplemental data:
Net assets, end of year (000’s)	$37,959	$35,870	$206,558	$370,847	$438,263

[1]	Amount represents less than $0.0005 per share.

[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master.

21

See accompanying notes to financial statements

UBS Select Preferred Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Prime Preferred Fund (“Prime Preferred Fund”), UBS Select Treasury Preferred Fund (“Treasury Preferred Fund”), and UBS Select Tax-Free Preferred Fund (“Tax-Free Preferred Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. Each of the Funds commenced operations on August 28, 2007. The Trust is a series mutual fund with thirteen operating series. The financial statements for the other series of the Trust are not included herein.

Prime Preferred Fund, Treasury Preferred Fund, and Tax-Free Preferred Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a “Master Fund” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investments reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (37.89% for Prime Preferred Fund, 36.36% for Treasury Preferred Fund and 2.80% for Tax-Free Preferred Fund at April 30, 2015). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Funds’ financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

22

UBS Select Preferred Funds

Notes to financial statements

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such

23

UBS Select Preferred Funds

Notes to financial statements

amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.08% of each Fund’s average daily net assets. At April 30, 2015, Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund owed UBS Global AM $351,713, $289,773, and $2,446, respectively, for administrative services.

In exchange for these fees, UBS Global AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Fund’s average daily net assets. At April 30, 2015, UBS Global AM’s administration fees were reduced by $14,505, $12,687, and $4,614 for reimbursement of independent trustees fees for Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund, respectively.

The Funds and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive 0.04% of average net assets through August 31, 2015. At April 30, 2015, UBS Global AM owed Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund $175,858, $144,886 and

24

UBS Select Preferred Funds

Notes to financial statements

$1,222, respectively for fee waivers. For the year ended April 30, 2015 UBS Global AM was contractually obligated to waive $2,326,223, $1,804,131 and $15,086 for Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund, respectively. In addition, UBS Global AM has undertaken to waive fees in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2015, UBS Global AM owed Treasury Preferred Fund and Tax-Free Preferred Fund $144,877 and $1,221, respectively, under this additional fee waiver arrangement. For the year ended April 30, 2015, UBS Global AM voluntarily waived and/or reimbursed trustees’ fees an additional $1,803,711 and $15,083 for Treasury Preferred Fund and Tax-Free Preferred Fund, respectively. The above mentioned waivers are not subject to future recoupment.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,
Prime Preferred Fund	2015	2014
Shares sold	210,953,478,161	147,276,803,795
Shares repurchased	(212,063,682,843)	(148,636,866,270)
Dividends reinvested	2,626,558	3,722,871
Net decrease in shares outstanding	(1,107,578,124)	(1,356,339,604)

	For the years ended April 30,
Treasury Preferred Fund	2015	2014
Shares sold	30,398,808,067	33,000,630,475
Shares repurchased	(31,271,538,167)	(32,393,065,938)
Dividends reinvested	442,768	509,676
Net increase (decrease) in shares outstanding	(872,287,332)	608,074,213

25

UBS Select Preferred Funds

Notes to financial statements

	For the years ended April 30,
Tax-Free Preferred Fund	2015	2014
Shares sold	117,466,858	48,673,738
Shares repurchased	(115,381,802)	(219,400,185)
Dividends reinvested	13,934	38,130
Net increase (decrease) in shares outstanding	2,098,990	(170,688,317)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Preferred Fund and Treasury Preferred Fund during the fiscal years ended April 30, 2015 and April 30, 2014, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Preferred Fund during the fiscal years ended April 30, 2015 and April 30, 2014, was 26.79% and 63.39% tax-exempt income, and 0.01% and 0.00% ordinary income, and 73.20% and 36.61% long-term capital gain, respectively.

At April 30, 2015, the components of accumulated earnings (deficit) on a tax basis were (1) undistributed ordinary income of $445,006 for Prime Preferred Fund, (2) undistributed ordinary income of $142,468 for Treasury Preferred Fund, and (3) undistributed tax exempt income of $351 and undistributed long-term capital gains of $677 for Tax-Free Preferred Fund.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after December 22, 2010, may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment

26

UBS Select Preferred Funds

Notes to financial statements

net capital losses. As of April 30, 2015, none of the Funds had capital loss carryforwards.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of April 30, 2015, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2015, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2015, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Regulatory Developments

On July 23, 2014, the SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes will not become mandatory until October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury, retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. UBS Global AM is currently evaluating the potential impact of these changes on the Funds and expects to update shareholders further in advance of the October 2016 deadline.

27

UBS Select Preferred Funds

Report of independent registered public

accounting firm

To the Shareholders and Board of Trustees of

UBS Select Prime Preferred Fund,

UBS Select Treasury Preferred Fund and

UBS Select Tax-Free Preferred Fund

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund (three of the series comprising UBS Money Series) (collectively, the “Funds”) as of April 30, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

28

UBS Select Preferred Funds

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund at April 30, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York

June 29, 2015

29

UBS Select Preferred Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Preferred Fund invests) is available on a weekly basis at the Web address noted in the Funds’ prospectus. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

30

UBS Select Preferred Funds

General information (unaudited)

Other tax information

Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, each Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) related to the distribution made in December 2014 as short-term capital gain dividends.

Treasury Preferred Fund hereby designates 89.74% and 10.26% of the ordinary income dividends paid during the fiscal year ended April 30, 2015 as interest related dividends and qualified short-term gain dividends, respectively.

31

Prime Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
US government and agency obligations—5.59%
Federal Home Loan Bank
0.070%, due 05/21/15[1]	$158,410,000	$158,403,840
0.190%, due 10/22/15	100,000,000	99,993,967
0.285%, due 04/12/16[1]	150,000,000	149,587,937
US Treasury Bills
0.180%, due 02/04/16[1]	107,000,000	106,850,735
0.221%, due 02/04/16[1]	130,000,000	129,778,350
US Treasury Note
0.250%, due 12/15/15	145,000,000	145,066,590
Total US government and agency obligations (cost—$789,681,419)		789,681,419
Time deposits—11.30%
Banking-non-US—11.30%
Credit Agricole Corporate & Investment Bank 0.070%, due 05/01/15	343,000,000	343,000,000
DnB NOR Bank ASA 0.050%, due 05/01/15	200,000,000	200,000,000
Natixis 0.060%, due 05/01/15	202,000,000	202,000,000
Skandinaviska Enskilda Banken AB 0.050%, due 05/01/15	400,000,000	400,000,000
Svenska Handelsbanken 0.050%, due 05/01/15	450,000,000	450,000,000
Total time deposits (cost—$1,595,000,000)		1,595,000,000
Certificates of deposit—28.49%
Banking-non-US—24.58%
Bank of Montreal
0.230%, due 05/14/15	80,000,000	80,002,307
0.311%, due 05/26/15[2]	150,000,000	150,000,000
Bank of Nova Scotia
0.311%, due 05/19/15[2]	232,000,000	232,000,000
0.408%, due 07/30/15[2]	137,000,000	137,000,000
Canadian Imperial Bank of Commerce
0.390%, due 05/11/15[2]	30,000,000	30,018,386
0.392%, due 05/15/15[2]	100,000,000	100,062,513

32

Prime Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Certificates of deposit—(continued)
Banking-non-US—(concluded)
Credit Industriel et Commercial
0.130%, due 05/01/15	$100,000,000	$100,000,000
0.130%, due 05/06/15	227,000,000	227,000,000
DnB NOR Bank ASA 0.120%, due 05/05/15	400,000,000	400,000,000
HSBC Bank USA 0.255%, due 06/10/15	212,000,000	212,000,000
KBC Bank NV 0.140%, due 05/11/15	97,000,000	97,000,000
Mizuho Bank Ltd.
0.240%, due 05/05/15	247,000,000	247,001,921
0.260%, due 07/17/15	194,000,000	194,000,000
National Bank of Canada 0.280%, due 05/11/15[2]	185,000,000	185,000,000
Natixis
0.248%, due 05/05/15[2]	170,000,000	170,000,000
0.248%, due 05/05/15[2]	204,000,000	204,000,000
Rabobank Nederland NV 0.295%, due 10/13/15	150,000,000	150,000,000
Skandinaviska Enskilda Banken AB 0.605%, due 06/22/15[2]	50,000,000	50,060,440
Societe Generale 0.251%, due 05/22/15[2]	200,000,000	200,000,000
Swedbank AB 0.110%, due 05/06/15	190,000,000	190,000,000
Toronto-Dominion Bank 0.520%, due 02/23/16	115,000,000	115,000,000
		3,470,145,567
Banking-US—3.91%
BMO Harris Bank, N.A. 0.310%, due 10/08/15	75,000,000	75,000,000
Citibank N.A. 0.250%, due 05/07/15	115,000,000	115,000,000
JPMorgan Chase Bank N.A.
0.240%, due 06/05/15	125,000,000	125,000,000
0.320%, due 10/28/15	139,500,000	139,500,000

33

Prime Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-US—(concluded)
Wells Fargo Bank N.A. 0.230%, due 06/03/15	$98,000,000	$98,000,000
		552,500,000
Total certificates of deposit (cost—$4,022,645,567)		4,022,645,567
Commercial paper[1]—38.16%
Asset backed-miscellaneous—15.84%
Antalis US Funding Corp.
0.160%, due 05/07/15	33,450,000	33,449,108
0.170%, due 05/26/15	83,770,000	83,760,110
Atlantic Asset Securitization LLC
0.208%, due 05/05/15[2]	250,000,000	250,000,000
0.212%, due 05/26/15[2]	150,000,000	150,000,000
Barton Capital LLC
0.208%, due 05/05/15[2]	250,000,000	250,000,000
0.253%, due 05/18/15[2]	138,000,000	138,000,000
Gotham Funding Corp. 0.160%, due 05/28/15	110,000,000	109,986,800
Liberty Street Funding LLC
0.160%, due 05/08/15	50,000,000	49,998,444
0.180%, due 07/21/15	50,000,000	49,979,750
LMA Americas LLC 0.230%, due 05/11/15[2]	97,000,000	97,000,000
Old Line Funding LLC
0.250%, due 07/01/15	53,000,000	52,977,549
0.270%, due 06/09/15	162,000,000	161,952,615
0.280%, due 06/17/15	125,000,000	124,954,306
Thunder Bay Funding LLC
0.240%, due 05/28/15	48,026,000	48,017,355
0.270%, due 06/08/15	100,000,000	99,971,500
0.280%, due 07/15/15	43,000,000	42,974,917
Versailles Commercial Paper LLC
0.226%, due 05/05/15[2]	100,000,000	100,000,000
0.228%, due 05/05/15[2]	50,000,000	50,000,000

34

Prime Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Versailles Commercial Paper LLC (concluded)
0.230%, due 05/11/15[2]	$150,000,000	$150,000,000
0.253%, due 05/18/15[2]	70,000,000	70,000,000
Victory Receivables Corp. 0.170%, due 05/05/15	123,803,000	123,800,662
		2,236,823,116
Banking-non-US—16.08%
Australia & New Zealand Banking Group Ltd. 0.270%, due 05/13/15[2]	174,000,000	174,000,000
Banque et Caisse d’Epargne de L’Etat 0.345%, due 10/05/15	148,000,000	147,777,322
BNP Paribas 0.060%, due 05/01/15	350,000,000	350,000,000
Commonwealth Bank of Australia
0.258%, due 05/07/15[2]	150,000,000	150,000,000
0.302%, due 05/08/15[2]	99,000,000	99,000,000
Erste Abwicklungsanstalt
0.250%, due 06/18/15	100,000,000	99,966,667
0.260%, due 07/15/15	100,000,000	99,945,833
Mitsubishi UFJ Trust & Banking Corp. 0.250%, due 07/17/15	98,000,000	97,947,597
National Australia Bank Ltd. 0.415%, due 01/08/16	132,500,000	132,115,087
Natixis 0.110%, due 05/06/15	40,000,000	39,999,389
Nordea Bank AB 0.245%, due 05/26/15	52,000,000	51,991,153
NRW Bank 0.110%, due 05/07/15	150,000,000	149,997,250
Skandinaviska Enskilda Banken AB
0.260%, due 05/26/15	79,700,000	79,685,610
0.320%, due 10/08/15	100,000,000	99,857,778
Sumitomo Mitsui Banking Corp. 0.250%, due 07/09/15	239,000,000	238,885,479

35

Prime Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Commercial paper[1]—(concluded)
Banking-non-US—(concluded)
Westpac Banking Corp.
0.301%, due 05/04/15[2]	$79,000,000	$79,000,000
0.360%, due 09/24/15	45,500,000	45,433,570
Westpac Securities NZ Ltd. 0.240%, due 06/10/15	135,000,000	134,964,000
		2,270,566,735
Energy-integrated—3.43%
CNPC Finance HK Ltd.
0.400%, due 05/04/15	52,000,000	51,998,266
0.400%, due 05/22/15	100,000,000	99,976,667
0.410%, due 05/18/15	100,000,000	99,980,639
Sinopec Century Bright Capital Investment Ltd.
0.340%, due 05/05/15	56,850,000	56,847,852
0.350%, due 05/19/15	125,000,000	124,978,125
0.350%, due 05/28/15	50,000,000	49,986,875
		483,768,424
Finance-captive automotive—1.06%
Toyota Motor Credit Corp. 0.260%, due 07/27/15	150,000,000	149,905,750
Finance-non-captive diversified—1.75%
General Electric Capital Corp.
0.260%, due 09/04/15	100,000,000	99,909,000
0.350%, due 10/02/15	148,000,000	147,778,411
		247,687,411
Total commercial paper (cost—$5,388,751,436)		5,388,751,436
Non-US government agency—0.96%
Export Development Canada
0.200%, due 05/01/15[2,3] (cost—$135,000,000)	135,000,000	135,000,000

36

Prime Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Short-term corporate obligations—7.68%
Banking-non-US—5.06%
Barclays Bank PLC
0.507%, due 05/11/15[2,4]	$225,000,000	$225,000,000
0.521%, due 05/11/15[2,4]	125,000,000	125,000,000
Royal Bank of Canada 0.361%, due 07/07/15[2,3]	175,000,000	175,000,000
Svenska Handelsbanken AB 0.371%, due 05/27/15[2,3]	190,000,000	190,000,000
		715,000,000
Banking-US—1.24%
Wells Fargo Bank N.A.
0.361%, due 06/15/15[2]	50,000,000	50,000,000
0.405%, due 06/22/15[2]	125,000,000	125,000,000
		175,000,000
Supranationals—1.38%
Inter-American Development Bank 0.230%, due 05/01/15[2]	75,000,000	75,003,068
International Bank for Reconstruction & Development 0.180%, due 05/01/15[2]	120,000,000	120,000,000
		195,003,068
Total short-term corporate obligations (cost—$1,085,003,068)		1,085,003,068
Repurchase agreements—7.81%
Repurchase agreement dated 04/30/15 with Goldman Sachs & Co., 0.090% due 05/01/15, collateralized by $1,585,000 Federal Home Loan Bank obligations, 0.375% due 02/19/16 to 06/10/16 and $860,000 Federal Home Loan Mortgage Corp. obligations, 1.100% due 10/03/17; (value—$2,448,780); proceeds: $2,400,006	2,400,000	2,400,000
Repurchase agreement dated 04/28/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.070% due 05/05/15, collateralized by $242,559,727 Government National Mortgage Association obligations, 3.500% due 03/20/45 to 04/20/45; (value—$255,000,000); proceeds: $250,003,403	250,000,000	250,000,000

37

Prime Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/29/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.070% due 05/06/15, collateralized by $313,979,382 Federal Home Loan Mortgage Corp. obligations, 2.091% to 5.500% due 05/15/23 to 04/01/45 and $1,361,141,088 Federal National Mortgage Association obligations, 1.889% to 10.500% due 03/25/19 to 05/01/45; (value—$459,000,000); proceeds: $450,006,125	$450,000,000	$450,000,000
Repurchase agreement dated 04/06/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.450% due 05/07/15, collateralized by $106,163,029 various asset-backed convertible bonds, zero coupon to 3.475% due 12/28/34 to 03/25/58; (value—$107,000,000); proceeds: $100,038,750[5]	100,000,000	100,000,000
Repurchase agreement dated 04/06/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.550% due 06/04/15, collateralized by $596,796,701 various asset-backed convertible bonds, zero coupon to 5.500% due 04/25/35 to 03/25/58; (value—$321,000,001); proceeds: $300,270,417[4,5]	300,000,000	300,000,000
Repurchase agreement dated 04/30/15 with State Street Bank and Trust Co., 0.000% due 05/01/15, collateralized by $310,000 Federal Home Loan Mortgage Corp. obligations, 2.000% due 11/02/22; (value—$306,279); proceeds: $300,000	300,000	300,000
Total repurchase agreements (cost—$1,102,700,000)		1,102,700,000
Total investments (cost—$14,118,781,490 which approximates cost for federal income tax purposes)—99.99%		14,118,781,490
Other assets in excess of liabilities—0.01%		1,349,088
Net assets—100.00%		$14,120,130,578

38

Prime Master Fund

Statement of net assets—April 30, 2015

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$789,681,419	$—	$789,681,419
Time deposits	—	1,595,000,000	—	1,595,000,000
Certificates of deposit	—	4,022,645,567	—	4,022,645,567
Commercial paper	—	5,388,751,436	—	5,388,751,436
Non-US government agency	—	135,000,000	—	135,000,000
Short-term corporate obligations	—	1,085,003,068	—	1,085,003,068
Repurchase agreements	—	1,102,700,000	—	1,102,700,000
Total	$—	$14,118,781,490	$—	$14,118,781,490

At April 30, 2015, there were no transfers between Level 1 and Level 2.

39

Prime Master Fund

Statement of net assets—April 30, 2015

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments
United States	37.5%
France	13.0
Sweden	10.7
Canada	9.5
Japan	6.6
Australia	5.8
Norway	4.2
United Kingdom	4.0
China	3.4
Germany	2.5
Netherlands	1.1
Luxembourg	1.0
Belgium	0.7
Total	100.0%

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.

[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.54% of net assets as of April 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Illiquid investment as of April 30, 2015.

[5]

Investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2015 and changes periodically. The maturity date reflects early termination date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2015.

40

See accompanying notes to financial statements

Treasury Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
US government obligations—21.76%
US Treasury Bills[1]
0.140%, due 01/07/16	$100,000,000	$99,902,389
0.180%, due 02/04/16	87,000,000	86,878,635
0.221%, due 02/04/16	150,000,000	149,744,250
0.272%, due 01/07/16	150,000,000	149,715,533
US Treasury Notes
0.078%, due 05/01/15[2]	500,000,000	499,929,172
0.250%, due 08/15/15	150,000,000	150,033,664
0.250%, due 09/15/15	200,000,000	200,102,942
0.250%, due 10/31/15	300,000,000	300,104,774
1.250%, due 10/31/15	500,000,000	502,784,659
1.375%, due 11/30/15	330,000,000	332,311,886
1.750%, due 07/31/15	276,485,000	277,655,493
Total US government obligations (cost—$2,749,163,397)		2,749,163,397
Repurchase agreements—76.55%

Repurchase agreement dated 04/29/15 with Barclays Capital, Inc., 0.060% due 05/06/15, collateralized by $129,756,500 US Treasury Bond, 8.125% due 08/15/19, $959,781 US Treasury Inflation Indexed Bonds, zero coupon due 10/15/18 to 04/15/26, $732,947,600 US Treasury Notes, 0.375% to 3.750% due 10/31/16 to 10/31/20, $53,253,200 US Treasury Bonds Principal STRIPs, zero coupon due 02/15/20 to 08/15/43, $92,812,690 US Treasury Bonds STRIPs, zero coupon due 08/15/18 to 11/15/41 and $562,000 US Treasury Notes Principal STRIPs, zero coupon due 11/15/15 to 11/15/23; (value—$1,020,000,051); proceeds: $1,000,011,667

	1,000,000,000	1,000,000,000
Repurchase agreement dated 04/30/15 with Barclays Capital, Inc., 0.100% due 05/01/15, collateralized by $59,317,600 US Treasury Note, 1.750% due 04/30/22; (value—$59,160,052); proceeds: $58,000,161	58,000,000	58,000,000

41

Treasury Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/28/15 with BNP Paribas Securities Corp., 0.060% due 05/05/15, collateralized by $30,626,000 US Treasury Bond, 3.625% due 02/15/44, $42,856,400 US Treasury Inflation Index Bond, 0.750% due 02/15/42, $105,364,700 US Treasury Inflation Index Notes, 0.125% due 04/15/17 to 04/15/18, $21,613,682 US Treasury Notes, 0.070% to 1.750% due 01/31/16 to 04/30/22, $6,852,205 US Treasury Bonds Principal STRIPs, zero coupon due 05/15/20 to 05/15/42 and $57,909,259 US Treasury Bonds STRIPs, zero coupon due 02/15/19 to 08/15/43; (value—$255,000,000); proceeds: $250,002,917	$250,000,000	$250,000,000
Repurchase agreement dated 04/30/15 with BNP Paribas Securities Corp., 0.100% due 05/01/15, collateralized by $763,200 US Treasury Inflation Index Note, 0.125% due 04/15/16, $6,613,300 US Treasury Notes, 0.070% to 4.125% due 05/15/15 to 06/30/16, $43,651,160 US Treasury Bonds Principal STRIPs, zero coupon due 05/15/20 to 11/15/40, $980,000 US Treasury Note Principal STRIPs, zero coupon due 11/15/17 and $1,511,021 US Treasury Bonds STRIPs, zero coupon due 05/15/35 to 05/15/40; (value—$30,600,000); proceeds: $30,000,083	30,000,000	30,000,000
Repurchase agreement dated 04/30/15 with Federal Reserve Bank of New York, 0.050% due 05/01/15, collateralized by $265,604,600 US Treasury Bonds, 4.250% to 4.500% due 05/15/38 to 05/15/39 and $5,411,165,300 US Treasury Notes, 1.375% to 3.625% due 02/28/18 to 08/15/23; (value—$5,885,008,210); proceeds: $5,885,008,174	5,885,000,000	5,885,000,000

42

Treasury Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/02/15 with Goldman Sachs & Co., 0.070% due 05/04/15, collateralized by $85,240,700 US Treasury Bills, zero coupon due 10/01/15 to 10/08/15, $163,717,700 US Treasury Bonds, 3.125% to 8.875% due 02/15/19 to 11/15/41, $622,186,600 US Treasury Notes, 0.109% to 4.500% due 06/30/15 to 05/15/24, $60,888,500 US Treasury Bonds Principal STRIPs, zero coupon due 08/15/29 to 08/15/40 and $85,503,635 US Treasury Bonds STRIPs, zero coupon due 08/15/21 to 02/15/34; (value—$1,020,000,013); proceeds: $1,000,062,222[3]	$1,000,000,000	$1,000,000,000
Repurchase agreement dated 04/06/15 with Goldman Sachs & Co., 0.070% due 05/04/15, collateralized by $67,586,800 US Treasury Bonds, 4.375% to 9.250% due 02/15/16 to 05/15/40, $186,484,100 US Treasury Notes, 0.375% to 2.500% due 03/15/16 to 08/15/23 and $61,046,500 US Treasury Bond Principal Strip, zero coupon due 05/15/43; (value—$306,000,082); proceeds: $300,016,333[3]	300,000,000	300,000,000
Repurchase agreement dated 04/28/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.060% due 05/05/15, collateralized by $69,643,300 US Treasury Note, 0.875% due 06/15/17 and $162,013,229 US Treasury Bond Strip, zero coupon due 05/15/24; (value—$204,000,000); proceeds: $200,002,333	200,000,000	200,000,000
Repurchase agreement dated 04/29/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.060% due 05/06/15, collateralized by $452,267,300 US Treasury Notes, 1.500% to 3.125% due 05/15/19 to 03/31/22; (value—$459,000,099); proceeds: $450,005,250	450,000,000	450,000,000

43

Treasury Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.100% due 05/01/15, collateralized by $61,905,800 US Treasury Inflation Index Note, 1.875% due 07/15/15 and $174,498,600 US Treasury Note, 2.125% due 09/30/21; (value—$255,000,060); proceeds: $250,000,694	$250,000,000	$250,000,000
Repurchase agreement dated 04/30/15 with State Street Bank and Trust Co., 0.000% due 05/01/15, collateralized by $470,000 US Treasury Note, 0.750% due 03/31/18; (value—$468,581); proceeds: $459,000	459,000	459,000

Repurchase agreement dated 04/30/15 with
Toronto-Dominion Bank, 0.100% due 05/07/15, collateralized by $23,810,000 US Treasury Bills, zero coupon due 07/09/15 to 10/22/15, $16,261,700 US Treasury Bonds, 2.750% to 5.250% due 11/15/28 to 05/15/44, $3,352,000 US Treasury Inflation Indexed Bonds, 0.625% to 2.125% due 02/15/40 to 02/15/43, $25,963,200 US Treasury Inflation Index Notes, 0.125% to 2.625% due 07/15/16 to 07/15/24, $112,622,500 US Treasury Notes, 0.250% to 3.625% due 05/31/15 to 02/15/25, $134,400,000 US Treasury Bonds Principal STRIPs, zero coupon due 11/15/39 to 05/15/44 and $1,000,000 US Treasury Bond STRIPs, zero coupon due 05/15/28; (value—$255,000,049); proceeds: $250,004,861

	250,000,000	250,000,000
Total repurchase agreements (cost—$9,673,459,000)		9,673,459,000
Total investments (cost—$12,422,622,397 which approximates cost for federal income tax purposes)—98.31%		12,422,622,397
Other assets in excess of liabilities—1.69%		213,661,594
Net assets—100.00%		$12,636,283,991

44

Treasury Master Fund

Statement of net assets—April 30, 2015

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$2,749,163,397	$—	$2,749,163,397
Repurchase agreements	—	9,673,459,000	—	9,673,459,000
Total	$—	$12,422,622,397	$—	$12,422,622,397

At April 30, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase.

[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]	Investment has a put feature which allows the Fund to accelerate the maturity to seven days following notice by the Fund.

Portfolio acronym

STRIP	Separate Trading of Registered Interest and Principal of Securities

45

See accompanying notes to financial statements

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—84.29%
Alabama—0.26%
University of Alabama Revenue (University Hospital), Series C, 0.100%, VRD	$3,500,000	$3,500,000
Alaska—1.67%
Alaska International Airports Revenue Refunding (System), Series A, 0.110%, VRD	7,000,000	7,000,000
Borough of North Slope, Series A, 2.000%, due 06/30/15	8,000,000	8,024,694
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project), 0.140%, VRD	300,000	300,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series B, 0.130%, VRD	2,235,000	2,235,000
Series C, 0.130%, VRD	5,050,000	5,050,000
		22,609,694
Arizona—0.79%
AK-Chin Indian Community Revenue, 0.110%, VRD	6,700,000	6,700,000
Pima County Industrial Development Authority Industrial Revenue (Tucson Electric Power Co.-Irvington Project), 0.110%, VRD	300,000	300,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (Barclays Capital Municipal Trust Receipts, Series 9W), 0.130%, VRD[1,2]	3,750,000	3,750,000
		10,750,000
California—6.82%
Antelope Valley-East Kern Water Agency, Series A-2, 0.120%, VRD	2,950,000	2,950,000
California State Kindergarten, Series A4, 0.120%, VRD	1,400,000	1,400,000
California State Revenue Anticipation Notes, 1.500%, due 06/22/15	20,000,000	20,039,420

46

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
California Statewide Communities Development Authority Revenue (University of San Diego), 0.110%, VRD	$1,870,000	$1,870,000
County of Riverside Tax & Revenue Anticipation Notes, 1.500%, due 06/30/15	2,000,000	2,004,546
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.070%, VRD	1,100,000	1,100,000
Los Angeles County Tax & Revenue Anticipation Notes, 1.500%, due 06/30/15	10,365,000	10,389,176
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.110%, VRD	4,375,000	4,375,000
Sacramento Municipal Utility District, Subordinate, Series L, 0.110%, VRD	21,820,000	21,820,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A, 0.110%, VRD	4,700,000	4,700,000
Series B, 0.120%, VRD	10,000,000	10,000,000
Santa Clara Electric Revenue, Subseries B, 0.130%, VRD	5,810,000	5,810,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series B, 0.110%, VRD	5,000,000	5,000,000
Series C, 0.110%, VRD	900,000	900,000
		92,358,142
Colorado—4.33%
Colorado State Education Loan Program Tax And Revenue Anticipation Notes, Series A, 1.000%, due 06/29/15	20,000,000	20,028,739
Colorado State General Fund Tax and Revenue Anticipation Notes, Series A, 2.000%, due 06/26/15	10,000,000	10,028,777

47

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Colorado—(concluded)
Denver City & County Certificates of Participation Refunding, Series A1, 0.130%, VRD	$19,065,000	$19,065,000
Series A2, 0.130%, VRD	8,100,000	8,100,000
Series A3, 0.130%, VRD	1,425,000	1,425,000
		58,647,516
District of Columbia—1.46%
District of Columbia Revenue (German Marshall Fund of the United States), 0.110%, VRD	4,000,000	4,000,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Series B-1, 0.100%, VRD	3,900,000	3,900,000
Subseries B-2, 0.100%, VRD	8,500,000	8,500,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2, 0.150%, VRD	3,400,000	3,400,000
		19,800,000
Florida—2.69%
Gainesville Utilities System Revenue, Series A, 0.100%, VRD	2,470,000	2,470,000
Hillsborough County School Board Certificates of Participation (Master Lease Program), Series C, 0.120%, VRD	28,125,000	28,125,000
JEA Water & Sewer System Revenue, Subseries B-1, 0.140%, VRD	5,840,000	5,840,000
		36,435,000
Georgia—1.87%
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.110%, VRD	10,250,000	10,250,000

48

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Georgia—(concluded)
Private Colleges & Universities Authority Revenue (Emory University) (concluded)
Series B-2, 0.130%, VRD	$15,150,000	$15,150,000
		25,400,000
Idaho—1.55%
Idaho Tax Anticipation Notes, 2.000%, due 06/30/15	21,000,000	21,065,260
Illinois—13.01%
Chicago Waterworks Revenue Refunding, Subseries 2004-1, 0.130%, VRD	5,000,000	5,000,000
City of Chicago, Series D-1, 0.130%, VRD	21,940,000	21,940,000
Series D-2, 0.130%, VRD	15,300,000	15,300,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.140%, VRD	11,200,000	11,200,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.110%, VRD	17,700,000	17,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.100%, VRD	8,100,000	8,100,000
Illinois Finance Authority Revenue (University of Chicago Medical Center), Series E-1, 0.120%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 0.120%, VRD	1,900,000	1,900,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A, 0.130%, VRD	14,100,000	14,100,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.130%, VRD	7,200,000	7,200,000

49

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois State, Series B-5, 0.140%, VRD	$27,700,000	$27,700,000
Series B-6, 0.090%, VRD	6,000,000	6,000,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B, 0.120%, VRD	7,300,000	7,300,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 0.110%, VRD	5,000,000	5,000,000
Series A-2D, 0.110%, VRD	14,000,000	14,000,000
Quad Cities Regional Economic Development Authority Revenue (Two Rivers YMCA Project), 0.140%, VRD	3,850,000	3,850,000
		176,290,000
Indiana—3.75%
Indiana Development Finance Authority Revenue (Educational Facilities-Eiteljorg Museum), 0.090%, VRD	10,900,000	10,900,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A, 0.120%, VRD	11,000,000	11,000,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A, 0.130%, VRD	8,300,000	8,300,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.090%, VRD	18,025,000	18,025,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured), 0.120%, VRD	2,600,000	2,600,000
		50,825,000
Kentucky—0.39%
Williamstown League of Cities Funding Trust Lease Revenue, Series A, 0.090%, VRD	5,245,000	5,245,000

50

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Louisiana—0.54%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series B, 0.140%, VRD	$815,000	$815,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.070%, VRD	6,500,000	6,500,000
		7,315,000
Maryland—1.34%
Washington Suburban Sanitation District Bond Anticipation Notes, Series A, 0.100%, VRD	2,000,000	2,000,000
Series B, 0.100%, VRD	5,200,000	5,200,000
Series B-2, 0.100%, VRD	11,000,000	11,000,000
		18,200,000
Massachusetts—2.98%
Massachusetts Development Finance Agency Revenue Refunding (Higher Education-Smith College), 0.110%, VRD	1,053,000	1,053,000
0.110%, VRD	1,996,000	1,996,000
Massachusetts Health & Educational Facilities Authority Revenue (Citigroup ROCS RR-II-R-11585), 0.110%, VRD[1,2]	10,000,000	10,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C, 0.130%, VRD	2,795,000	2,795,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior), Series A-1, 0.100%, VRD	24,500,000	24,500,000
		40,344,000
Michigan—1.00%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.130%, VRD	3,900,000	3,900,000

51

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Michigan—(concluded)
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 0.100%, VRD	$9,695,000	$9,695,000
		13,595,000
Minnesota—0.14%
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B, 0.110%, VRD	1,850,000	1,850,000
Mississippi—0.72%
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project), Series G, 0.110%, VRD	4,000,000	4,000,000
Series I, 0.110%, VRD	1,000,000	1,000,000
Series K, 0.120%, VRD	3,000,000	3,000,000
Series L, 0.130%, VRD	1,800,000	1,800,000
		9,800,000
Missouri—1.99%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5, 0.120%, VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School), 0.140%, VRD	3,610,000	3,610,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series B, 0.120%, VRD	14,200,000	14,200,000
Series C, 0.120%, VRD	600,000	600,000
0.120%, VRD	4,300,000	4,300,000

52

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Missouri—(concluded)
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University) (concluded)
Series D, 0.120%, VRD	$1,000,000	$1,000,000
		26,910,000
Nebraska—0.65%
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 0.140%, VRD	8,845,000	8,845,000
New Hampshire—0.38%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), 0.110%, VRD	5,125,000	5,125,000
New York—9.18%
Buffalo Municipal Water Finance Authority Revenue Refunding, 0.130%, VRD	9,360,000	9,360,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1, 0.120%, VRD	11,475,000	11,475,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C, 0.120%, VRD	4,400,000	4,400,000
New York City Housing Development Corp. Multi-Family Revenue (2 Gold Street), Series A, (FNMA Insured), 0.090%, VRD	3,700,000	3,700,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A, 0.080%, VRD	23,500,000	23,500,000
New York City Housing Development Corp. Revenue (Royal Properties), Series A, (FNMA Insured), 0.070%, VRD	6,000,000	6,000,000

53

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-1, 0.120%, VRD	$5,425,000	$5,425,000
Series BB-5, 0.110%, VRD	3,200,000	3,200,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A, 0.120%, VRD	2,700,000	2,700,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries A-4, 0.120%, VRD	13,400,000	13,400,000
New York City General Obligation Bonds, Subseries D-4, 0.120%, VRD	5,640,000	5,640,000
New York State Dormitory Authority Revenue (Cornell University), Series A, 0.100%, VRD	3,285,000	3,285,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 0.120%, VRD	1,950,000	1,950,000
Series A-2, 0.130%, VRD	2,000,000	2,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured), 0.070%, VRD	19,500,000	19,500,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 0.070%, VRD	5,000,000	5,000,000
Triborough Bridge & Tunnel Authority Revenue (General), Series B, 0.130%, VRD	3,870,000	3,870,000
		124,405,000
North Carolina—4.57%
Charlotte Water & Sewer System Revenue Refunding, Series C, 0.100%, VRD	16,115,000	16,115,000

54

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—(concluded)
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E, 0.120%, VRD	$2,200,000	$2,200,000
Series H, 0.120%, VRD	24,075,000	24,075,000
Guilford County, Series B, 0.110%, VRD	1,855,000	1,855,000
New Hanover County (School), 0.120%, VRD	1,940,000	1,940,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A, 0.110%, VRD	4,410,000	4,410,000
North Carolina State Obligation Refunding, Series E, 5.000%, due 05/01/15	10,000,000	10,000,000
University of North Carolina Chapel Hill Revenue, Series B, 0.140%, VRD	1,300,000	1,300,000
		61,895,000
Ohio—4.31%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.120%, VRD	13,040,000	13,040,000
Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456), 0.120%, VRD[1,2]	2,800,000	2,800,000
Columbus Sewer Revenue, Series B, 0.110%, VRD	29,000,000	29,000,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.100%, VRD	7,780,000	7,780,000
Ohio (Common Schools), Series B, 0.090%, VRD	1,865,000	1,865,000
Ohio Higher Educational Facilities Commission Revenue (JP Morgan PUTTERs, Series 3244Z), 0.120%, VRD[1,2]	2,845,000	2,845,000

55

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Ohio—(concluded)
Ohio State University Revenue, Series E, 0.070%, VRD	$1,000,000	$1,000,000
		58,330,000
Oregon—1.45%
Clackamas County Hospital Facility Authority Revenue (Legacy Health System), Series C, 0.130%, VRD	7,700,000	7,700,000
Oregon Health & Science University Revenue, Series C, 0.120%, VRD	895,000	895,000
Oregon State Tax Anticipation Notes, Series A, 2.000%, due 06/15/15	11,000,000	11,025,447
		19,620,447
Pennsylvania—3.36%
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.120%, VRD	2,770,000	2,770,000
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue, Series C, 0.140%, VRD	1,295,000	1,295,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3, 0.120%, VRD	5,325,000	5,325,000
Philadelphia Gas Works Revenue Refunding, Series C, 0.110%, VRD	5,000,000	5,000,000
Philadelphia Tax and Revenue Anticipation Notes, Series A, 1.000%, due 06/30/15	8,000,000	8,011,414
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2, 0.110%, VRD	12,000,000	12,000,000
Washington County Authority Refunding (University of Pennsylvania), 0.110%, VRD	3,370,000	3,370,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series A, 0.130%, VRD	2,540,000	2,540,000

56

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.130%, VRD	$5,255,000	$5,255,000
		45,566,414
Rhode Island—0.23%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology), 0.110%, VRD	2,780,000	2,780,000
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project), 0.130%, VRD	300,000	300,000
		3,080,000
Tennessee—0.32%
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 0.100%, VRD	4,370,000	4,370,000
Texas—7.29%
Alamo Community College District (Citigroup ROCS Series RR-II-R-883WF) (FGIC Insured), 0.110%, VRD[1,2]	7,750,000	7,750,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 0.130%, VRD	13,600,000	13,600,000
Subseries C-2, 0.130%, VRD	5,700,000	5,700,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-1, 0.130%, VRD	13,520,000	13,520,000
Series A-2, 0.130%, VRD	8,355,000	8,355,000
Harris County Hospital District Revenue Refunding (Senior Lien), 0.110%, VRD	4,710,000	4,710,000

57

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C, 0.100%, VRD	$6,100,000	$6,100,000
Texas State Transportation Commission Revenue (JP Morgan PUTTERs, Series 2563), 0.120%, VRD[1,2]	3,330,000	3,330,000
Texas Tax & Revenue Anticipation Notes, 1.500%, due 08/31/15	33,000,000	33,152,579
University of Texas University Revenues Refunding (Financing System), Series B, 0.080%, VRD	2,600,000	2,600,000
		98,817,579
Utah—0.42%
Murray City Utah, Hospital Revenue (IHC Health Services, Inc.), Series D, 0.110%, VRD	5,645,000	5,645,000
Virginia—1.65%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A, 0.110%, VRD	10,700,000	10,700,000
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2, 0.110%, VRD	3,455,000	3,455,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A, 0.070%, VRD	5,140,000	5,140,000
Series F, 0.120%, VRD	3,000,000	3,000,000
		22,295,000
Washington—2.93%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z), 0.120%, VRD[1,2]	4,995,000	4,995,000

58

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Washington—(concluded)
King County Sewer Revenue (Junior Lien), Series A, 0.120%, VRD	$21,850,000	$21,850,000
Washington Health Care Facilities Authority Revenue (Multicare Health Systems), Series C, 0.120%, VRD	5,215,000	5,215,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (New Haven Apartments) (FNMA Insured), 0.140%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace), 0.130%, VRD	3,750,000	3,750,000
		39,710,000
Wisconsin—0.25%
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan Services), Series B, 0.130%, VRD	3,450,000	3,450,000
Total municipal bonds and notes (cost—$1,142,094,052)		1,142,094,052
Tax-exempt commercial paper—15.57%
California—1.18%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1, 0.090%, due 07/08/15	6,000,000	6,000,000
Sacramento Municipal Utility District, 0.040%, due 05/07/15	10,000,000	10,000,000
		16,000,000
Illinois—0.78%
Illinois Educational Facilities Authority Revenue, 0.060%, due 06/03/15	10,615,000	10,615,000
Maryland—1.84%
Johns Hopkins University, 0.050%, due 05/07/15	6,900,000	6,900,000

59

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Tax-exempt commercial paper—(continued)
Maryland—(concluded)
Montgomery County, 0.040%, due 05/05/15	$10,000,000	$10,000,000
0.040%, due 05/07/15	8,000,000	8,000,000
		24,900,000
Minnesota—2.21%
Mayo Clinic, 0.080%, due 08/05/15	20,000,000	20,000,000
0.080%, due 08/06/15	10,000,000	10,000,000
		30,000,000
Missouri—0.86%
University of Missouri, 0.050%, due 05/18/15	11,583,000	11,583,000
Tennessee—1.18%
Vanderbilt University, 0.120%, due 08/05/15	8,000,000	8,000,000
0.140%, due 07/07/15	8,000,000	8,000,000
		16,000,000
Texas—4.06%
Dallas Area Rapid Transit,
0.060%, due 05/06/15	4,000,000	4,000,000
0.060%, due 05/12/15	6,000,000	6,000,000
0.080%, due 08/06/15	4,000,000	4,000,000
0.080%, due 08/06/15	4,000,000	4,000,000
0.080%, due 08/20/15	10,000,000	10,000,000
0.080%, due 09/01/15	5,000,000	5,000,000
University of Texas,
0.040%, due 05/27/15	10,000,000	10,000,000
0.050%, due 05/19/15	12,000,000	12,000,000
		55,000,000
Virginia—2.35%
University of Virginia,
0.050%, due 05/12/15	7,900,000	7,900,000
0.050%, due 05/14/15	4,000,000	4,000,000

60

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Virginia—(concluded)
University of Virginia (concluded)
0.060%, due 05/19/15	$10,000,000	$10,000,000
0.050%, due 05/20/15	10,000,000	10,000,000
		31,900,000
Washington—1.11%
University of Washington, 0.100%, due 07/07/15	10,000,000	10,000,000
0.100%, due 11/09/15	5,000,000	5,000,000
		15,000,000
Total tax-exempt commercial paper (cost—$210,998,000)		210,998,000
Total investments (cost—$1,353,092,052 which approximates cost for federal income tax purposes)—99.86%		1,353,092,052
Other assets in excess of liabilities—0.14%		1,926,716
Net assets—100.00%		$1,355,018,768

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$1,142,094,052	$—	$1,142,094,052
Tax-exempt commercial paper	—	210,998,000	—	210,998,000
Total	$—	$1,353,092,052	$—	$1,353,092,052

At April 30, 2015, there were no transfers between Level 1 and Level 2.

61

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.62% of net assets as of April 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2015 and reset periodically.

62

See accompanying notes to financial statements

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2014 to April 30, 2015.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

63

Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

64

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value November 1, 2014	Ending account value April 30, 2015	Expenses paid during period[1] 11/01/14 to 04/30/15	Expense ratio during the period
Actual	$1,000.00	$1,000.60	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund

	Beginning account value November 1, 2014	Ending account value April 30, 2015	Expenses paid during period[1] 11/01/14 to 04/30/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.30	0.06

Tax-Free Master Fund

	Beginning account value November 1, 2014	Ending account value April 30, 2015	Expenses paid during period[1] 11/01/14 to 04/30/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.60	0.20	0.04

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

65

Master Trust

Portfolio characteristics at a glance (unaudited)

Prime Master Fund

Characteristics	04/30/15	10/31/14	04/30/14
Weighted average maturity[1]	44 days	43 days	35 days
Net assets (bln)	$14.1	$14.2	$15.8
Portfolio composition[2]	04/30/15	10/31/14	04/30/14
Commercial paper	38.1%	37.0%	35.2%
Certificates of deposit	28.5	27.6	24.6
Time deposits	11.3	13.6	13.8
Repurchase agreements	7.8	7.7	13.6
Short-term corporate obligations	7.7	7.8	7.1
US government and agency obligations	5.6	4.6	5.0
Non-US government obligations	1.0	0.8	0.7
Other assets less liabilities	0.0 [3]	0.9	0.0 [3]
Total	100.0%	100.0%	100.0%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

[3]	Represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

66

Master Trust

Portfolio characteristics at a glance (unaudited)

Treasury Master Fund

Characteristics	04/30/15	10/31/14	04/30/14
Weighted average maturity[1]	36 days	28 days	27 days
Net assets (bln)	$12.6	$12.1	$12.5
Portfolio composition[2]	04/30/15	10/31/14	04/30/14
Repurchase agreements	76.5%	76.5%	72.4%
US government obligations	21.8	18.8	25.1
Other assets less liabilities	1.7	4.7	2.5
Total	100.00%	100.00%	100.0%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

67

Master Trust

Portfolio characteristics at a glance (unaudited) (concluded)

Tax-Free Master Fund

Characteristics	04/30/15	10/31/14	04/30/14
Weighted average maturity[1]	19 days	33 days	23 days
Net assets (bln)	$1.4	$1.6	$1.4
Portfolio composition[2]	04/30/15	10/31/14	04/30/14
Municipal bonds and notes	84.3%	87.8%	84.2%
Tax-exempt commercial paper	15.6	12.1	15.7
Other assets less liabilities	0.1	0.1	0.1
Total	100.0%	100.0%	100.0%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

68

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69

Master Trust

Statement of operations

For the year ended April 30, 2015

Prime Master Fund
Investment income:
Interest	$32,174,454

Expenses:
Investment advisory and administration fees	14,987,053
Trustees’ fees	117,027
15,104,080
Fee waivers by investment advisor	—
Net expenses	15,104,080
Net investment income	17,070,374
Net realized gain	134,885
Net increase in net assets resulting from operations	$17,205,259

70

See accompanying notes to financial statements

Treasury Master Fund	Tax-Free Master Fund

$8,134,997	$837,730

12,247,020	1,507,978
106,922	31,471
12,353,942	1,539,449
(5,455,624)	(855,817)
6,898,318	683,632
1,236,679	154,098
362,897	26,605
$1,599,576	$180,703

71

See accompanying notes to financial statements

Master Trust

Statement of changes in net assets

	For the years ended April 30,

	2015	2014
Prime Master Fund
From operations:
Net investment income	$17,070,374	$20,089,113
Net realized gain	134,885	199,522
Net increase in net assets resulting from operations	17,205,259	20,288,635
Net decrease in net assets from beneficial interest transactions	(1,660,811,709)	(3,394,160,779)
Net decrease in net assets	(1,643,606,450)	(3,373,872,144)
Net assets:
Beginning of year	15,763,737,028	19,137,609,172
End of year	$14,120,130,578	$15,763,737,028

Treasury Master Fund
From operations:
Net investment income	$1,236,679	$1,367,051
Net realized gain	362,897	111,413
Net increase in net assets resulting from operations	1,599,576	1,478,464
Net increase in net assets from beneficial interest transactions	123,527,693	284,127,950
Net increase in net assets	125,127,269	285,606,414
Net assets:
Beginning of year	12,511,156,722	12,225,550,308
End of year	$12,636,283,991	$12,511,156,722

Tax-Free Master Fund
From operations:
Net investment income	$154,098	$233,380
Net realized gain	26,605	107,759
Net increase in net assets resulting from operations	180,703	341,139
Net decrease in net assets from beneficial interest transactions	(36,199,458)	(165,629,447)
Net decrease in net assets	(36,018,755)	(165,288,308)
Net assets:
Beginning of year	1,391,037,523	1,556,325,831
End of year	$1,355,018,768	$1,391,037,523

72

See accompanying notes to financial statements

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73

Master Trust

Financial highlights

Selected financial data throughout each year is presented below:

Year ended April 30,
2015
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.10%
Net investment income	0.11%
Supplemental data:
Total investment return[1]	0.11%
Net assets, end of year (000’s)	$14,120,131

Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.06%
Net investment income	0.01%
Supplemental data:
Total investment return[1]	0.01%
Net assets, end of year (000’s)	$12,636,284

Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.04%
Net investment income	0.01%
Supplemental data:
Total investment return[1]	0.01%
Net assets, end of year (000’s)	$1,355,019

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

[2]	Waiver by advisor represents less than 0.005%.

74

See accompanying notes to financial statements

Years ended April 30,
2014	2013	2012	2011

0.10%	0.10%	0.10%	0.10%
0.10%	0.10%	0.10%	0.10%
0.11%	0.19%	0.19%	0.21%

0.11%	0.19%	0.20%	0.21%
$15,763,737	$19,137,609	$15,688,562	$29,569,454

0.10%	0.10%	0.10%	0.10%
0.06%	0.10%[2]	0.06%	0.10%[2]
0.01%	0.05%	0.01%	0.09%

0.01%	0.05%	0.01%	0.09%
$12,511,157	$12,225,550	$13,044,384	$7,219,706

0.10%	0.10%	0.10%	0.10%
0.07%	0.10%[2]	0.10%[2]	0.10%
0.01%	0.06%	0.06%	0.18%

0.02%	0.07%	0.06%	0.18%
$1,391,038	$1,556,326	$1,160,792	$1,485,784

75

See accompanying notes to financial statements

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal

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Notes to financial statements

laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with US GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least

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Notes to financial statements

equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). Prime Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

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Master Trust

Notes to financial statements

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Master Funds’ Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2015, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,183,406, $712,600 and $56,853, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its investment advisory and administration fees in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At April 30, 2015, UBS Global AM was obligated to reduce its investment advisory and administration fees otherwise receivable by $27,242, $25,963 and $7,437 for the independent trustees fees related to Prime Master Fund,

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Notes to financial statements

Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS Global AM has undertaken to waive fees in the event that the current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the year ended April 30, 2015, UBS Global AM voluntarily waived $5,455,624 and $855,817, respectively, for Treasury Master Fund and Tax-Free Master Fund for that purpose; such amount is not subject to future recoupment.

Under normal conditions, the Master Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by the Master Funds’ investment manager. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations. There were no investments in Private Money Market by the Master Funds during the year.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master

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Notes to financial statements

Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2015, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$1,471,988,740
Tax-Free Master Fund	122,034,200

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending

Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. The Master Funds did not engage in securities lending during the year.

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Master Trust

Notes to financial statements

Beneficial interest transactions

	For the years ended April 30,
	2015	2014
Prime Master Fund
Contributions	$46,715,500,630	$49,173,642,552
Withdrawals	(48,376,312,339)	(52,567,803,331)
Net decrease in beneficial interest	$(1,660,811,709)	$(3,394,160,779)

	For the years ended April 30,
	2015	2014
Treasury Master Fund
Contributions	$25,098,121,478	$25,983,033,439
Withdrawals	(24,974,593,785)	(25,698,905,489)
Net increase in beneficial interest	$123,527,693	$284,127,950

	For the years ended April 30,
	2015	2014
Tax-Free Master Fund
Contributions	$1,679,665,637	$1,704,139,597
Withdrawals	(1,715,865,095)	(1,869,769,044)
Net decrease in beneficial interest	$(36,199,458)	$(165,629,447)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and

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Notes to financial statements

concluded, as of April 30, 2015, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2015, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2015, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Regulatory Developments

On July 23, 2014, the SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes will not become mandatory until October 2016. The most significant change is a requirement that institutional prime money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury and retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. UBS Global AM is currently evaluating the potential impact of these changes on the Master Funds and expects to update shareholders further in advance of the October 2016 deadline.

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Master Trust

Report of independent registered public accounting firm

To the Interest holders and Board of Trustees of Master Trust

We have audited the accompanying statements of net assets of Master Trust (comprising, respectively, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (the “Trust”) as of April 30, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2015 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Master Trust at April 30, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and

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Master Trust

the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York

June 29, 2015

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General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

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UBS Select Preferred Funds

Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustees or for which a person served as an officer, and other directorships held by the trustees.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Meyer Feldberg††; 73 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world) (2007-2014). Prior to 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).

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UBS Select Preferred Funds

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Professor Feldberg is a director or trustee of 18 investment companies (consisting of 50 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics) and the New York City Ballet.

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Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Richard Q. Armstrong; 79 c/o Keith A. Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since 1991 and principal occupation since 1995). Mr. Armstrong was president or chairman of a number of packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages and Moët Hennessy) (from 1982 until 1995).

Alan S. Bernikow; 74 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

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Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Armstrong is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Mr. Bernikow is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.

Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of the compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee); and a director of Destination XL Group, Inc. (menswear) (and serves as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N.A.

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Supplemental information (unaudited)

Independent Trustees (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Richard R. Burt; 68 McLarty Associates 900 17th Street NW, Washington DC 20006	Trustee	Since 1998	Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009. Prior to 2007, he was chairman of Diligence Inc. (information and risk management firm).

Bernard H. Garil; 75 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

Heather R. Higgins; 55 c/o Keith A. Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or had served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable. She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).

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Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Burt is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).

Mr. Garil is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company), the Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Ms. Higgins is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

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UBS Select Preferred Funds

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

David Malpass; 59 Encima Global, LLC 645 Madison Avenue New York, NY 10022	Trustee	Since May 2014	Mr. Malpass is the president and founder of Encima Global, LLC (economic research and consulting) (since 2008). From 1993 until 2008, he was Chief Economist and Senior Managing Director of Bear, Stearns & Co. (financial services firm).

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UBS Select Preferred Funds

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Malpass is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Malpass is also a director of New Mountain Finance Corp. (business development company and serves as a member of its audit committee).

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UBS Select Preferred Funds

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Joseph Allessie*; 49	Vice President, Assistant Secretary and Chief Compliance Officer	Since 2005 (Vice President and Assistant Secretary); Since July 2014 (Chief Compliance Officer)	Mr. Allessie is a managing director (since 2015) (prior to which he was an executive director) at UBS Global AM—Americas region. Mr. Allessie is head of compliance and operational risk control for the UBS Global Asset Management Division in the Americas with oversight for traditional and alternative investment businesses in Canada, the US and Cayman Islands. Prior to that he served as deputy general counsel of UBS Global AM—Americas region (from 2005 to 2014). Mr. Allessie is a vice president, assistant secretary and chief compliance officer (prior to which he was interim chief compliance officer) (from January to July 2014) of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM serves as investment advisor or manager.

Rose Ann Bubloski*; 47	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director) and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. She is vice president and assistant treasurer of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM serves as investment advisor or manager.

96

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Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Mark E. Carver*; 51	President	Since 2010	Mr. Carver is a managing director and head of product development and management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM serves as investment advisor or manager.

Thomas Disbrow*; 49	Vice President and Treasurer	Since 2000 (Vice President); Since 2004 (Treasurer)	Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director) (since 2007) and head of North American fund treasury (since 2011) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

97

UBS Select Preferred Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Elbridge T. Gerry III*; 58	Vice President	Since 1999	Mr. Gerry is a managing director and head of municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of three investment companies (consisting of 19 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Christopher S. Ha*; 35	Vice President and Assistant Secretary	Since 2012	Mr. Ha is a director and associate general counsel (since September 2012) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Mr. Ha was of counsel at Buhler, Duggal & Henry LLP (law firm) (from March 2012 to July 2012) and an associate attorney at Dechert LLP (law firm) (from 2007 to 2009). Mr. Ha is a vice president and assistant secretary of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Erin O. Houston*; 38	Vice President	Since 2009	Ms. Houston is a director (since March 2012) (prior to which she was an associate director) (since 2009) and portfolio manager (since 2009) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Ms. Houston was with Western Investors (from 2005 to 2009) and Citigroup Asset Management (2005). Ms. Houston is a vice president of three investment companies (consisting of 19 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

98

UBS Select Preferred Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Mark F. Kemper**; 57	Vice President and Secretary	Since 2004

Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM — Americas region (since 2004). He has been secretary of UBS Global AM — Americas region (since 2004) and assistant secretary of UBS Global Asset Management Trust Company (since 1993). Mr. Kemper is vice president and secretary of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Joanne M. Kilkeary*; 47	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director) (since 2008) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

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UBS Select Preferred Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Cindy Lee*; 39	Vice President and Assistant Treasurer	Since November 2014	Ms. Lee is an associate director (since 2009) prior to which she was a fund treasury manager (from 2007 to 2009) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Lee is a vice president and assistant treasurer of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM serves as investment advisor or manager.

Tammie Lee*; 44	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director (since 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region (since 2005). Ms. Lee is a vice president and assistant secretary of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

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Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Ryan Nugent*; 37	Vice President	Since 2009	Mr. Nugent is a director (since 2010) (prior to which he was an associate director) (since 2004), portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS Global AM—Americas region. Prior to that he was an assistant portfolio manager to the tax free money market funds (since 2002). Mr. Nugent is a vice president of three investment companies (consisting of 19 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Nancy Osborn*; 49	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

101

UBS Select Preferred Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Robert Sabatino**; 41	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2009) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of five investment companies (consisting of 36 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Eric Sanders*; 49	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Andrew Shoup*; 58	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and global head of the global treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Mr. Shoup is a vice president and chief operating officer of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

102

UBS Select Preferred Funds

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Keith A. Weller*; 53	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Mandy Yu*, 31	Vice President	Since 2013	Ms. Yu is an authorized officer (since 2012) and tax compliance manager (since 2013) of the US mutual fund treasury administration department of UBS Global AM—Americas region. She was a fund treasury manager (from 2012 to 2013) and a mutual fund administrator (from 2007 to 2012) for UBS Global AM—Americas region. Ms. Yu is a vice president of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

†	Each trustee serves an indefinite term of office. Officers of the Fund are appointed by the trustees and serve at the pleasure of the Board.

††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) because he is a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions.

103

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104

Trustees

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins David Malpass

Principal Officers

Mark E. Carver President Mark F. Kemper Vice President and Secretary Elbridge T. Gerry III Vice President	Thomas Disbrow Vice President and Treasurer Robert Sabatino Vice President Erin O. Houston Vice President

Administrator (and Manager for the Master Funds)

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Global Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2015. All rights reserved.

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Money Market Funds

UBS Select Institutional Funds

Annual Report

April 30, 2015

UBS Select Prime Institutional Fund

UBS Select Treasury Institutional Fund

UBS Select Tax-Free Institutional Fund

UBS Select Institutional Funds

June 12, 2015

Dear Shareholder,

We present you with the annual report for the UBS Select Institutional Series of Funds, namely UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, and UBS Select Tax-Free Institutional Fund (the “Funds”), for the 12 months ended April 30, 2015 (the “reporting period”).

Performance

Throughout the reporting period, the US Federal Reserve Board (the “Fed”) continued to hold the federal funds rate at a historically low range between 0% and 0.25%. The federal funds rate, or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) This continued to depress yields on a wide range of short-term investments. As a result, the Funds’ yields remained low during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Institutional Fund: 0.06% as of April 30, 2015, versus 0.02% on April 30, 2014.

UBS Select Prime Institutional Fund

UBS Select Treasury Institutional Fund

Investment goals (both Funds):

Maximum current income consistent with liquidity and capital preservation

Portfolio Manager:

Robert Sabatino

UBS Global Asset Management (Americas) Inc.

Commencement:

UBS Select Prime Institutional Fund—August 10, 1998; UBS Select Treasury Institutional Fund—March 23, 2004

Dividend payments:

Monthly

(continued on next page)

•	UBS Select Treasury Institutional Fund: 0.01% as of April 30, 2015, unchanged from April 30, 2014.

•	UBS Select Tax-Free Institutional Fund: 0.01% as of April 30, 2015, unchanged from April 30, 2014.

1

UBS Select Institutional Funds

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 10 and 11.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.

Growth in the US was mixed during the reporting period. US gross domestic product (“GDP”) growth accelerated to a 4.6% seasonally adjusted annualized rate during the second quarter of 2014. GDP increased to 5.0% during the third quarter of 2014, the highest rate since the third quarter of 2003, and then moderated to a 2.2% rate during the fourth quarter of 2014. Finally, first quarter 2015 GDP contracted 0.7%.[1] This was partially attributed to severe winter weather in parts of the country.

UBS Select Tax-Free Institutional Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:

Elbridge T. Gerry III

Erin O. Houston

UBS Global Asset Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend payments:

Monthly

Q.	How did the Fed react to the economic environment?
A.	The Fed largely maintained its accommodative monetary policy during the reporting period. The central bank continued to hold the fed funds rate at a historically low range between 0% and 0.25%. However, at the Fed’s meeting in October 2014, it said that it had concluded its asset purchase program, also known as quantitative easing. At its March 2015 meeting, the Fed said that it “…anticipates that it will be appropriate to raise the target range for the federal funds rate when it has seen further improvement in the labor market

[1]	Based on the Commerce Department’s second estimate announced on May 29, 2015, after the reporting period had ended.

2

UBS Select Institutional Funds

and is reasonably confident that inflation will move back to its 2% objective over the medium term.”

Finally, at the Fed’s meeting that concluded on April 29, 2015, it said “…even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.”

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Institutional Fund invests, we tactically adjusted its weighted average maturity (“WAM”)—which is the weighted average maturity of the securities in the portfolio—throughout the 12-month review period. When the reporting period began, the Master Fund had a WAM of 35 days. By the end of the period we had lengthened the Master Fund’s WAM to 44 days.

At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposures to certificates of deposit and commercial paper and, to lesser extents, short-term corporate obligations, US government and agency obligations, and non-US government obligations. In contrast, we decreased the Master Fund’s exposures to repurchase agreements and time deposits. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

3

UBS Select Institutional Funds

•

The WAM for the Master Fund in which UBS Select Treasury Institutional Fund invests was 27 days when the reporting period began. Over the review period, the WAM was increased, and at the end of the period, on April 30, 2015, it was 36 days. At the security level, we increased the Master Fund’s exposure to repurchase agreements and reduced its exposure to direct US government obligations.

•

The WAM for the Master Fund in which UBS Select Tax-Free Institutional Fund invests was 23 days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period, its WAM was 19 days. Over the review period, we modestly increased the Master Fund’s allocation to municipal bonds and notes, while slightly paring its exposure to tax-exempt commercial paper.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	Economic data in the US has recently pointed to a slowdown in economic activity, including disappointing retail sales and manufacturing numbers. We believe moderating growth was partially due to severe winter weather in parts of the country. In our view, the US economy should gain some momentum as the year progresses. That said, we do not expect to see robust growth given continued slack in some areas of the economy, generally weak growth overseas and the impact from the stronger US dollar. We believe the Fed will start raising rates later in 2015, but that its approach to policy normalization will be very gradual. We anticipate continuing to manage the Funds focusing on risk and liquidity.

Also, as discussed in our last report to you, the US Securities and Exchange Commission (“SEC”) adopted new regulations for money market funds in 2014 (while also proposing more changes to be adopted in the future). There is a transition period ranging until October 2016 (for the most significant changes). We expect to communicate further to shareholders of UBS Select Prime Institutional Fund and UBS Select Tax-Free Institutional Fund

4

UBS Select Institutional Funds

regarding transitioning into compliance with the new laws. (UBS Select Treasury Institutional Fund recently adopted a more restrictive investment policy to bring it into compliance with the regulations that become effective in October 2016; the new policy adopted by the UBS Select Treasury Institutional Fund is not expected to materially impact how it invests.)

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds, please contact your financial advisor, or visit us at www.ubs.com/globalam-us.*

Sincerely,

Mark E. Carver

President—UBS Money Series

UBS Select Prime Institutional Fund

UBS Select Treasury Institutional Fund

UBS Select Tax-Free Institutional Fund

Managing Director

UBS Global Asset Management

(Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Select Tax-Free Institutional Fund Managing Director UBS Global Asset Management (Americas) Inc.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

5

UBS Select Institutional Funds

Robert Sabatino Portfolio Manager— UBS Select Prime Institutional Fund UBS Select Treasury Institutional Fund Managing Director UBS Global Asset Management (Americas) Inc.	Erin O. Houston Portfolio Manager— UBS Select Tax-Free Institutional Fund Director UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12 months ended April 30, 2015. The views and opinions in the letter were current as of June 12, 2015. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

6

UBS Select Institutional Funds

Understanding your Fund’s expenses (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2014 to April 30, 2015.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

7

UBS Select Institutional Funds

Understanding your Fund’s expenses (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

8

UBS Select Institutional Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

UBS Select Prime Institutional Fund

	Beginning account value November 1, 2014	Ending account value[2] April 30, 2015	Expenses paid during period[3] 11/01/14 to 04/30/15	Expense ratio during the period
Actual	$1,000.00	$1,000.20	$0.89	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.90	0.90	0.18

UBS Select Treasury Institutional Fund

	Beginning account value November 1, 2014	Ending account value[2] April 30, 2015	Expenses paid during period[3] 11/01/14 to 04/30/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.30	0.06

UBS Select Tax-Free Institutional Fund

	Beginning account value November 1, 2014	Ending account value[2] April 30, 2015	Expenses paid during period[3] 11/01/14 to 04/30/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.60	0.20	0.04

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

9

UBS Select Institutional Funds

Yields and characteristics at a glance (unaudited)

UBS Select Prime Institutional Fund

Yields and characteristics	04/30/15	10/31/14	04/30/14
Seven-day current yield after fee waivers[1]	0.06%	0.02%	0.02%
Seven-day effective yield after fee waivers[1]	0.06	0.02	0.02
Seven-day current yield before fee waivers[1]	0.06	0.02	0.02
Seven-day effective yield before fee waivers[1]	0.06	0.02	0.02
Weighted average maturity[2]	44 days	43 days	35 days
Net assets (bln)	$4.1	$3.9	$4.4

UBS Select Treasury Institutional Fund
Yields and characteristics	04/30/15	10/31/14	04/30/14
Seven-day current yield after fee waivers and/or Trustees’ fees reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or Trustees’ fees reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or Trustees’ fees reimbursements[1]	(0.10)	(0.12)	(0.11)
Seven-day effective yield before fee waivers and/or Trustees’ fees reimbursements[1]	(0.10)	(0.12)	(0.11)
Weighted average maturity[2]	36 days	28 days	27 days
Net assets (bln)	$4.3	$4.6	$4.3

10

UBS Select Institutional Funds

Yields and characteristics at a glance (unaudited) (concluded)

UBS Select Tax-Free Institutional Fund

Yields and characteristics	04/30/15	10/31/14	04/30/14
Seven-day current yield after fee waivers and/or Trustees’ fees reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or Trustees’ fees reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or Trustees’ fees reimbursements[1]	(0.09)	(0.12)	(0.06)
Seven-day effective yield before fee waivers and/or Trustees’ fees reimbursements[1]	(0.09)	(0.12)	(0.06)
Weighted average maturity[2]	19 days	33 days	23 days
Net assets (mm)	$445.2	$555.3	$483.3

[1]

Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, and UBS Select Tax-Free Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

11

UBS Select Institutional Funds

Statement of assets and liabilities

April 30, 2015

UBS Select Prime Institutional Fund
Assets:
Investment in Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”), at value (cost—$4,141,000,870; $4,291,629,434 and $445,152,589, respectively, which approximates cost for federal income tax purposes)	$4,141,000,870
Receivable from affiliate	—
Total assets	4,141,000,870

Liabilities:
Payable to affiliate	263,413
Dividends payable to shareholders	199,076
Total liabilities	462,489

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 4,140,513,633; 4,291,503,690 and 445,145,467 outstanding, respectively	4,140,513,633
Accumulated net realized gain	24,748
Net assets	$4,140,538,381
Net asset value per share	$1.00

12

See accompanying notes to financial statements

UBS Select Treasury Institutional Fund	UBS Select Tax-Free Institutional Fund

$4,291,629,434	$445,152,589
14,206	5,507
4,291,643,640	445,158,096

—	—
36,559	3,848
36,559	3,848

4,291,503,690	445,145,223
103,391	9,025
$4,291,607,081	$445,154,248
$1.00	$1.00

13

See accompanying notes to financial statements

UBS Select Institutional Funds

Statement of operations

For the year ended April 30, 2015

UBS Select Prime Institutional Fund

Investment income:
Interest income allocated from Master	$8,947,393
Expenses allocated from Master	(4,198,743)
Expense waiver allocated from Master	—
Net investment income allocated from Master	4,748,650

Expenses:
Administration fees	3,306,422
Trustees’ fees	52,192
3,358,614
Fee waivers and/or Trustees’ fees reimbursement by administrator	(1,179)
Net expenses	3,357,435
Net investment income	1,391,215
Net realized gain allocated from Master	37,245
Net increase in net assets resulting from operations	$1,428,460

14

See accompanying notes to financial statements

UBS Select Treasury Institutional Fund	UBS Select Tax-Free Institutional Fund

$3,011,963	$292,115
(4,586,391)	(534,754)
2,033,551	296,168
459,123	53,529

3,611,737	404,457
57,400	23,321
3,669,137	427,778
(3,668,648)	(427,776)
489	2
458,634	53,527
128,460	8,802
$587,094	$62,329

15

See accompanying notes to financial statements

UBS Select Prime Institutional Fund

Statement of changes in net assets

	For the years ended April 30,
	2015	2014
From operations:
Net investment income	$1,391,215	$1,631,721
Net realized gain	37,245	57,553
Net increase in net assets resulting from operations	1,428,460	1,689,274
Dividends and distributions to shareholders from:
Net investment income	(1,391,215)	(1,631,721)
Net realized gains	(12,747)	(65,870)
Total dividends and distributions to shareholders	(1,403,962)	(1,697,591)
Net decrease in net assets from beneficial interest transactions	(244,729,311)	(1,636,087,200)
Net decrease in net assets	(244,704,813)	(1,636,095,517)
Net assets:
Beginning of year	4,385,243,194	6,021,338,711
End of year	$4,140,538,381	$4,385,243,194
Accumulated undistributed net investment income	$—	$—

16

See accompanying notes to financial statements

UBS Select Treasury Institutional Fund

Statement of changes in net assets

	For the years ended April 30,
	2015	2014
From operations:
Net investment income	$458,634	$475,869
Net realized gain	128,460	40,879
Net increase in net assets resulting from operations	587,094	516,748
Dividends and distributions to shareholders from:
Net investment income	(458,634)	(475,869)
Net realized gains	(47,723)	(51,035)
Total dividends and distributions to shareholders	(506,357)	(526,904)
Net increase (decrease) in net assets from beneficial interest transactions	8,722,783	(69,081,230)
Net increase (decrease) in net assets	8,803,520	(69,091,386)
Net assets:
Beginning of year	4,282,803,561	4,351,894,947
End of year	$4,291,607,081	$4,282,803,561
Accumulated undistributed net investment income	$—	$—

17

See accompanying notes to financial statements

UBS Select Tax-Free Institutional Fund

Statement of changes in net assets

	For the years ended April 30,
	2015	2014
From operations:
Net investment income	$53,527	$51,778
Net realized gain	8,802	35,567
Net increase in net assets resulting from operations	62,329	87,345
Dividends and distributions to shareholders from:
Net investment income	(53,527)	(51,778)
Net realized gains	(30,774)	(38,097)
Total dividends and distributions to shareholders	(84,301)	(89,875)
Net decrease in net assets from beneficial interest transactions	(38,135,086)	(80,465,986)
Net decrease in net assets	(38,157,058)	(80,468,516)
Net assets:
Beginning of year	483,311,306	563,779,822
End of year	$445,154,248	$483,311,306
Accumulated undistributed net investment income	$—	$—

18

See accompanying notes to financial statements

UBS Select Prime Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,

	2015	2014	2013	2012	2011
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000 [1]	0.000 [1]	0.001	0.001	0.002
Net realized gain	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.000 [1]	0.000 [1]	0.001	0.001	0.002
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.002)
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.002)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.03%	0.03%	0.11%	0.13%	0.17%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.18%	0.18%	0.18%	0.17%	0.14%
Net investment income[3]	0.03%	0.03%	0.11%	0.12%	0.17%
Supplemental data:
Net assets, end of year (000’s)	$4,140,538	$4,385,243	$6,021,339	$6,673,607	$9,864,015

[1]	Amount represents less than $0.0005 per share.

[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master.

19

See accompanying notes to financial statements

UBS Select Treasury Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,

	2015	2014	2013	2012	2011
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gain	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.01%	0.01%	0.01%	0.01%	0.02%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.06%	0.06%	0.14%	0.07%	0.17%
Net investment income[3]	0.01%	0.01%	0.01%	0.01%	0.02%
Supplemental data:
Net assets, end of year (000’s)	$4,291,607	$4,282,804	$4,351,895	$4,613,731	$3,276,720

[1]	Amount represents less than $0.0005 per share.

[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master.

20

See accompanying notes to financial statements

UBS Select Tax-Free Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,

	2015	2014	2013	2012	2011
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.001
Net realized gain	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.001
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.02%	0.02%	0.02%	0.02%	0.10%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.04%	0.08%	0.15%	0.14%	0.18%
Net investment income[3]	0.01%	0.01%	0.01%	0.02%	0.10%
Supplemental data:
Net assets, end of year (000’s)	$445,154	$483,311	$563,780	$763,318	$1,005,321

[1]	Amount represents less than $0.0005 per share.

[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master.

21

See accompanying notes to financial statements

UBS Select Institutional Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Prime Institutional Fund (“Prime Institutional Fund”) (formerly UBS Select Money Market Fund), UBS Select Treasury Institutional Fund (“Treasury Institutional Fund”) (formerly UBS Select Treasury Fund), and UBS Select Tax-Free Institutional Fund (“Tax-Free Institutional Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with thirteen operating series. The financial statements for the other series of the Trust are not included herein.

Prior to August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invested in securities directly. Effective August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invest substantially all of their assets in Prime Master Fund and Treasury Master Fund (each a “Master Fund”), respectively, each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act. Each Fund has the same investment objective as the Master Fund in which it invests. Each Fund transferred assets to the corresponding Master Fund in exchange for ownership interests in the corresponding Master Fund. Tax-Free Institutional Fund commenced operations on August 28, 2007.

Tax-Free Institutional Fund also is a “feeder fund” that invests substantially all of its assets in a corresponding “master fund”—Tax-Free Master Fund (also a “Master Fund” and a series of Master Trust). The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (29.33% for Prime Institutional Fund, 33.96% for Treasury Institutional Fund and 32.85% for Tax-Free Institutional Fund at April 30, 2015). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund is allocated pro rata, based on respective ownership interests, among

22

UBS Select Institutional Funds

Notes to financial statements

the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Funds’ financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master

23

UBS Select Institutional Funds

Notes to financial statements

Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.08% of each Fund’s average daily net assets. At April 30, 2015, Prime Institutional Fund, Treasury Institutional Fund and Tax-Free Institutional Fund owed UBS Global AM $275,750, $303,823 and $30,985, respectively, for administrative services.

In exchange for these fees, UBS Global AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Fund’s average daily net assets. At April 30,

24

UBS Select Institutional Funds

Notes to financial statements

2015, UBS Global AM was obligated to reduce its administration fees otherwise receivable by it by $12,337, $14,210 and $5,510 for reimbursement of independent trustees fees for Prime Institutional Fund, Treasury Institutional Fund and Tax-Free Institutional Fund, respectively.

UBS Global AM has undertaken to waive fees and/or reimburse trustees’ fees in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2015, UBS Global AM owed Treasury Institutional Fund and Tax-Free Institutional Fund $303,819 and $30,982, respectively, for fee waivers/trustees’ fees reimbursements. For the year ended April 30, 2015, UBS Global AM voluntarily waived $1,179, $3,668,648 and $427,776 for Prime Institutional Fund, Treasury Institutional Fund and Tax-Free Institutional Fund, respectively, for that purpose; such amounts are not subject to future recoupment.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,
Prime Institutional Fund	2015	2014
Shares sold	13,442,169,106	18,731,568,975
Shares repurchased	(13,688,026,102)	(20,369,233,847)
Dividends reinvested	1,127,685	1,577,672
Net decrease in shares outstanding	(244,729,311)	(1,636,087,200)

	For the years ended April 30,
Treasury Institutional Fund	2015	2014
Shares sold	10,433,252,569	10,949,241,943
Shares repurchased	(10,424,994,606)	(11,018,807,207)
Dividends reinvested	464,820	484,034
Net increase (decrease) in shares outstanding	8,722,783	(69,081,230)

25

UBS Select Institutional Funds

Notes to financial statements

	For the years ended April 30,
Tax-Free Institutional Fund	2015	2014
Shares sold	474,781,071	562,325,273
Shares repurchased	(512,997,941)	(642,883,253)
Dividends reinvested	81,784	91,994
Net decrease in shares outstanding	(38,135,086)	(80,465,986)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Institutional Fund and Treasury Institutional Fund during the fiscal years ended April 30, 2015 and April 30, 2014, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Institutional Fund during the fiscal years ended April 30, 2015 and April 30, 2014, was 63.50% and 57.61% tax-exempt income, 0.02% and 0.00% ordinary income, and 36.48% and 42.39% long-term capital gain, respectively.

At April 30, 2015, the components of accumulated earnings (deficit) on a tax basis were (1) undistributed ordinary income of $223,824 for Prime Institutional Fund, (2) undistributed ordinary income of $139,950 for Treasury Institutional Fund, and (3) undistributed tax-exempt income of $4,093 and undistributed long-term capital gains of $8,780 for Tax-Free Institutional Fund.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after December 22, 2010, may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As of April 30, 2015, none of the Funds had capital loss carryforwards.

26

UBS Select Institutional Funds

Notes to financial statements

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of April 30, 2015, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2015, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2015, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Regulatory Developments

On July 23, 2014, the SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes will not become mandatory until October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury, retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. UBS Global AM is currently evaluating the potential impact of these changes on the Funds and expects to update shareholders further in advance of the October 2016 deadline.

27

UBS Select Institutional Funds

Report of independent registered public accounting firm

To the Shareholders and Board of Trustees of

UBS Select Prime Institutional Fund,

UBS Select Treasury Institutional Fund and

UBS Select Tax-Free Institutional Fund

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund and UBS Select Tax-Free Institutional Fund (three of the series comprising UBS Money Series) (collectively, the “Funds”) as of April 30, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of

28

UBS Select Institutional Funds

UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund and UBS Select Tax-Free Institutional Fund at April 30, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York

June 29, 2015

29

UBS Select Institutional Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/moneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Institutional Fund invests) is available on a weekly basis at the Web address noted in the Funds’ prospectus. Investors also may find additional information about the Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

30

UBS Select Institutional Funds

General information (unaudited)

Other tax information

Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, each Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) related to the distribution made in December 2014 as short-term capital gain dividends.

Treasury Institutional Fund hereby designates 90.58% and 9.42% of the ordinary income dividends paid during the fiscal year ended April 30, 2015 as interest related dividends and qualified short-term gain dividends, respectively.

31

Prime Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
US government and agency obligations—5.59%
Federal Home Loan Bank
0.070%, due 05/21/15[1]	$158,410,000	$158,403,840
0.190%, due 10/22/15	100,000,000	99,993,967
0.285%, due 04/12/16[1]	150,000,000	149,587,937
US Treasury Bills
0.180%, due 02/04/16[1]	107,000,000	106,850,735
0.221%, due 02/04/16[1]	130,000,000	129,778,350
US Treasury Note
0.250%, due 12/15/15	145,000,000	145,066,590
Total US government and agency obligations (cost—$789,681,419)		789,681,419
Time deposits—11.30%
Banking-non-US—11.30%
Credit Agricole Corporate & Investment Bank 0.070%, due 05/01/15	343,000,000	343,000,000
DnB NOR Bank ASA 0.050%, due 05/01/15	200,000,000	200,000,000
Natixis 0.060%, due 05/01/15	202,000,000	202,000,000
Skandinaviska Enskilda Banken AB 0.050%, due 05/01/15	400,000,000	400,000,000
Svenska Handelsbanken 0.050%, due 05/01/15	450,000,000	450,000,000
Total time deposits (cost—$1,595,000,000)		1,595,000,000
Certificates of deposit—28.49%
Banking-non-US—24.58%
Bank of Montreal
0.230%, due 05/14/15	80,000,000	80,002,307
0.311%, due 05/26/15[2]	150,000,000	150,000,000
Bank of Nova Scotia
0.311%, due 05/19/15[2]	232,000,000	232,000,000
0.408%, due 07/30/15[2]	137,000,000	137,000,000
Canadian Imperial Bank of Commerce
0.390%, due 05/11/15[2]	30,000,000	30,018,386
0.392%, due 05/15/15[2]	100,000,000	100,062,513

32

Prime Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Certificates of deposit—(continued)
Banking-non-US—(concluded)
Credit Industriel et Commercial
0.130%, due 05/01/15	$100,000,000	$100,000,000
0.130%, due 05/06/15	227,000,000	227,000,000
DnB NOR Bank ASA 0.120%, due 05/05/15	400,000,000	400,000,000
HSBC Bank USA 0.255%, due 06/10/15	212,000,000	212,000,000
KBC Bank NV 0.140%, due 05/11/15	97,000,000	97,000,000
Mizuho Bank Ltd.
0.240%, due 05/05/15	247,000,000	247,001,921
0.260%, due 07/17/15	194,000,000	194,000,000
National Bank of Canada 0.280%, due 05/11/15[2]	185,000,000	185,000,000
Natixis
0.248%, due 05/05/15[2]	170,000,000	170,000,000
0.248%, due 05/05/15[2]	204,000,000	204,000,000
Rabobank Nederland NV 0.295%, due 10/13/15	150,000,000	150,000,000
Skandinaviska Enskilda Banken AB 0.605%, due 06/22/15[2]	50,000,000	50,060,440
Societe Generale 0.251%, due 05/22/15[2]	200,000,000	200,000,000
Swedbank AB 0.110%, due 05/06/15	190,000,000	190,000,000
Toronto-Dominion Bank 0.520%, due 02/23/16	115,000,000	115,000,000
		3,470,145,567
Banking-US—3.91%
BMO Harris Bank, N.A. 0.310%, due 10/08/15	75,000,000	75,000,000
Citibank N.A. 0.250%, due 05/07/15	115,000,000	115,000,000
JPMorgan Chase Bank N.A.
0.240%, due 06/05/15	125,000,000	125,000,000
0.320%, due 10/28/15	139,500,000	139,500,000

33

Prime Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-US—(concluded)
Wells Fargo Bank N.A. 0.230%, due 06/03/15	$98,000,000	$98,000,000
		552,500,000
Total certificates of deposit (cost—$4,022,645,567)		4,022,645,567
Commercial paper[1]—38.16%
Asset backed-miscellaneous—15.84%
Antalis US Funding Corp.
0.160%, due 05/07/15	33,450,000	33,449,108
0.170%, due 05/26/15	83,770,000	83,760,110
Atlantic Asset Securitization LLC
0.208%, due 05/05/15[2]	250,000,000	250,000,000
0.212%, due 05/26/15[2]	150,000,000	150,000,000
Barton Capital LLC
0.208%, due 05/05/15[2]	250,000,000	250,000,000
0.253%, due 05/18/15[2]	138,000,000	138,000,000
Gotham Funding Corp. 0.160%, due 05/28/15	110,000,000	109,986,800
Liberty Street Funding LLC
0.160%, due 05/08/15	50,000,000	49,998,444
0.180%, due 07/21/15	50,000,000	49,979,750
LMA Americas LLC 0.230%, due 05/11/15[2]	97,000,000	97,000,000
Old Line Funding LLC
0.250%, due 07/01/15	53,000,000	52,977,549
0.270%, due 06/09/15	162,000,000	161,952,615
0.280%, due 06/17/15	125,000,000	124,954,306
Thunder Bay Funding LLC
0.240%, due 05/28/15	48,026,000	48,017,355
0.270%, due 06/08/15	100,000,000	99,971,500
0.280%, due 07/15/15	43,000,000	42,974,917
Versailles Commercial Paper LLC
0.226%, due 05/05/15[2]	100,000,000	100,000,000
0.228%, due 05/05/15[2]	50,000,000	50,000,000

34

Prime Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Versailles Commercial Paper LLC (concluded)
0.230%, due 05/11/15[2]	$150,000,000	$150,000,000
0.253%, due 05/18/15[2]	70,000,000	70,000,000
Victory Receivables Corp. 0.170%, due 05/05/15	123,803,000	123,800,662
		2,236,823,116
Banking-non-US—16.08%
Australia & New Zealand Banking Group Ltd. 0.270%, due 05/13/15[2]	174,000,000	174,000,000
Banque et Caisse d’Epargne de L’Etat 0.345%, due 10/05/15	148,000,000	147,777,322
BNP Paribas 0.060%, due 05/01/15	350,000,000	350,000,000
Commonwealth Bank of Australia
0.258%, due 05/07/15[2]	150,000,000	150,000,000
0.302%, due 05/08/15[2]	99,000,000	99,000,000
Erste Abwicklungsanstalt
0.250%, due 06/18/15	100,000,000	99,966,667
0.260%, due 07/15/15	100,000,000	99,945,833
Mitsubishi UFJ Trust & Banking Corp. 0.250%, due 07/17/15	98,000,000	97,947,597
National Australia Bank Ltd. 0.415%, due 01/08/16	132,500,000	132,115,087
Natixis 0.110%, due 05/06/15	40,000,000	39,999,389
Nordea Bank AB 0.245%, due 05/26/15	52,000,000	51,991,153
NRW Bank 0.110%, due 05/07/15	150,000,000	149,997,250
Skandinaviska Enskilda Banken AB
0.260%, due 05/26/15	79,700,000	79,685,610
0.320%, due 10/08/15	100,000,000	99,857,778
Sumitomo Mitsui Banking Corp. 0.250%, due 07/09/15	239,000,000	238,885,479

35

Prime Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Commercial paper[1]—(concluded)
Banking-non-US—(concluded)
Westpac Banking Corp.
0.301%, due 05/04/15[2]	$79,000,000	$79,000,000
0.360%, due 09/24/15	45,500,000	45,433,570
Westpac Securities NZ Ltd. 0.240%, due 06/10/15	135,000,000	134,964,000
		2,270,566,735
Energy-integrated—3.43%
CNPC Finance HK Ltd.
0.400%, due 05/04/15	52,000,000	51,998,266
0.400%, due 05/22/15	100,000,000	99,976,667
0.410%, due 05/18/15	100,000,000	99,980,639
Sinopec Century Bright Capital Investment Ltd.
0.340%, due 05/05/15	56,850,000	56,847,852
0.350%, due 05/19/15	125,000,000	124,978,125
0.350%, due 05/28/15	50,000,000	49,986,875
		483,768,424
Finance-captive automotive—1.06%
Toyota Motor Credit Corp. 0.260%, due 07/27/15	150,000,000	149,905,750
Finance-non-captive diversified—1.75%
General Electric Capital Corp.
0.260%, due 09/04/15	100,000,000	99,909,000
0.350%, due 10/02/15	148,000,000	147,778,411
		247,687,411
Total commercial paper (cost—$5,388,751,436)		5,388,751,436
Non-US government agency—0.96%
Export Development Canada
0.200%, due 05/01/15[2,3] (cost—$135,000,000)	135,000,000	135,000,000

36

Prime Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Short-term corporate obligations—7.68%
Banking-non-US—5.06%
Barclays Bank PLC
0.507%, due 05/11/15[2,4]	$225,000,000	$225,000,000
0.521%, due 05/11/15[2,4]	125,000,000	125,000,000
Royal Bank of Canada 0.361%, due 07/07/15[2,3]	175,000,000	175,000,000
Svenska Handelsbanken AB 0.371%, due 05/27/15[2,3]	190,000,000	190,000,000
		715,000,000
Banking-US—1.24%
Wells Fargo Bank N.A.
0.361%, due 06/15/15[2]	50,000,000	50,000,000
0.405%, due 06/22/15[2]	125,000,000	125,000,000
		175,000,000
Supranationals—1.38%
Inter-American Development Bank 0.230%, due 05/01/15[2]	75,000,000	75,003,068
International Bank for Reconstruction & Development 0.180%, due 05/01/15[2]	120,000,000	120,000,000
		195,003,068
Total short-term corporate obligations (cost—$1,085,003,068)		1,085,003,068
Repurchase agreements—7.81%
Repurchase agreement dated 04/30/15 with Goldman Sachs & Co., 0.090% due 05/01/15, collateralized by $1,585,000 Federal Home Loan Bank obligations, 0.375% due 02/19/16 to 06/10/16 and $860,000 Federal Home Loan Mortgage Corp. obligations, 1.100% due 10/03/17; (value—$2,448,780); proceeds: $2,400,006	2,400,000	2,400,000
Repurchase agreement dated 04/28/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.070% due 05/05/15, collateralized by $242,559,727 Government National Mortgage Association obligations, 3.500% due 03/20/45 to 04/20/45; (value—$255,000,000); proceeds: $250,003,403	250,000,000	250,000,000

37

Prime Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/29/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.070% due 05/06/15, collateralized by $313,979,382 Federal Home Loan Mortgage Corp. obligations, 2.091% to 5.500% due 05/15/23 to 04/01/45 and $1,361,141,088 Federal National Mortgage Association obligations, 1.889% to 10.500% due 03/25/19 to 05/01/45; (value—$459,000,000); proceeds: $450,006,125	$450,000,000	$450,000,000
Repurchase agreement dated 04/06/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.450% due 05/07/15, collateralized by $106,163,029 various asset-backed convertible bonds, zero coupon to 3.475% due 12/28/34 to 03/25/58; (value—$107,000,000); proceeds: $100,038,750[5]	100,000,000	100,000,000
Repurchase agreement dated 04/06/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.550% due 06/04/15, collateralized by $596,796,701 various asset-backed convertible bonds, zero coupon to 5.500% due 04/25/35 to 03/25/58; (value—$321,000,001); proceeds: $300,270,417[4,5]	300,000,000	300,000,000
Repurchase agreement dated 04/30/15 with State Street Bank and Trust Co., 0.000% due 05/01/15, collateralized by $310,000 Federal Home Loan Mortgage Corp. obligations, 2.000% due 11/02/22; (value—$306,279); proceeds: $300,000	300,000	300,000
Total repurchase agreements (cost—$1,102,700,000)		1,102,700,000
Total investments (cost—$14,118,781,490 which approximates cost for federal income tax purposes)—99.99%		14,118,781,490
Other assets in excess of liabilities—0.01%		1,349,088
Net assets—100.00%		$14,120,130,578

38

Prime Master Fund

Statement of net assets—April 30, 2015

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$789,681,419	$—	$789,681,419
Time deposits	—	1,595,000,000	—	1,595,000,000
Certificates of deposit	—	4,022,645,567	—	4,022,645,567
Commercial paper	—	5,388,751,436	—	5,388,751,436
Non-US government agency	—	135,000,000	—	135,000,000
Short-term corporate obligations	—	1,085,003,068	—	1,085,003,068
Repurchase agreements	—	1,102,700,000	—	1,102,700,000
Total	$—	$14,118,781,490	$—	$14,118,781,490

At April 30, 2015, there were no transfers between Level 1 and Level 2.

39

Prime Master Fund

Statement of net assets—April 30, 2015

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments
United States	37.5%
France	13.0
Sweden	10.7
Canada	9.5
Japan	6.6
Australia	5.8
Norway	4.2
United Kingdom	4.0
China	3.4
Germany	2.5
Netherlands	1.1
Luxembourg	1.0
Belgium	0.7
Total	100.0%

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.

[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.54% of net assets as of April 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Illiquid investment as of April 30, 2015.

[5]

Investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2015 and changes periodically. The maturity date reflects early termination date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2015.

40

See accompanying notes to financial statements

Treasury Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
US government obligations—21.76%
US Treasury Bills[1]
0.140%, due 01/07/16	$100,000,000	$99,902,389
0.180%, due 02/04/16	87,000,000	86,878,635
0.221%, due 02/04/16	150,000,000	149,744,250
0.272%, due 01/07/16	150,000,000	149,715,533
US Treasury Notes
0.078%, due 05/01/15[2]	500,000,000	499,929,172
0.250%, due 08/15/15	150,000,000	150,033,664
0.250%, due 09/15/15	200,000,000	200,102,942
0.250%, due 10/31/15	300,000,000	300,104,774
1.250%, due 10/31/15	500,000,000	502,784,659
1.375%, due 11/30/15	330,000,000	332,311,886
1.750%, due 07/31/15	276,485,000	277,655,493
Total US government obligations (cost—$2,749,163,397)		2,749,163,397
Repurchase agreements—76.55%

Repurchase agreement dated 04/29/15 with Barclays Capital, Inc., 0.060% due 05/06/15, collateralized by $129,756,500 US Treasury Bond, 8.125% due 08/15/19, $959,781 US Treasury Inflation Indexed Bonds, zero coupon due 10/15/18 to 04/15/26, $732,947,600 US Treasury Notes, 0.375% to 3.750% due 10/31/16 to 10/31/20, $53,253,200 US Treasury Bonds Principal STRIPs, zero coupon due 02/15/20 to 08/15/43, $92,812,690 US Treasury Bonds STRIPs, zero coupon due 08/15/18 to 11/15/41 and $562,000 US Treasury Notes Principal STRIPs, zero coupon due 11/15/15 to 11/15/23; (value—$1,020,000,051); proceeds: $1,000,011,667

	1,000,000,000	1,000,000,000
Repurchase agreement dated 04/30/15 with Barclays Capital, Inc., 0.100% due 05/01/15, collateralized by $59,317,600 US Treasury Note, 1.750% due 04/30/22; (value—$59,160,052); proceeds: $58,000,161	58,000,000	58,000,000

41

Treasury Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/28/15 with BNP Paribas Securities Corp., 0.060% due 05/05/15, collateralized by $30,626,000 US Treasury Bond, 3.625% due 02/15/44, $42,856,400 US Treasury Inflation Index Bond, 0.750% due 02/15/42, $105,364,700 US Treasury Inflation Index Notes, 0.125% due 04/15/17 to 04/15/18, $21,613,682 US Treasury Notes, 0.070% to 1.750% due 01/31/16 to 04/30/22, $6,852,205 US Treasury Bonds Principal STRIPs, zero coupon due 05/15/20 to 05/15/42 and $57,909,259 US Treasury Bonds STRIPs, zero coupon due 02/15/19 to 08/15/43; (value—$255,000,000); proceeds: $250,002,917	$250,000,000	$250,000,000
Repurchase agreement dated 04/30/15 with BNP Paribas Securities Corp., 0.100% due 05/01/15, collateralized by $763,200 US Treasury Inflation Index Note, 0.125% due 04/15/16, $6,613,300 US Treasury Notes, 0.070% to 4.125% due 05/15/15 to 06/30/16, $43,651,160 US Treasury Bonds Principal STRIPs, zero coupon due 05/15/20 to 11/15/40, $980,000 US Treasury Note Principal STRIPs, zero coupon due 11/15/17 and $1,511,021 US Treasury Bonds STRIPs, zero coupon due 05/15/35 to 05/15/40; (value—$30,600,000); proceeds: $30,000,083	30,000,000	30,000,000
Repurchase agreement dated 04/30/15 with Federal Reserve Bank of New York, 0.050% due 05/01/15, collateralized by $265,604,600 US Treasury Bonds, 4.250% to 4.500% due 05/15/38 to 05/15/39 and $5,411,165,300 US Treasury Notes, 1.375% to 3.625% due 02/28/18 to 08/15/23; (value—$5,885,008,210); proceeds: $5,885,008,174	5,885,000,000	5,885,000,000

42

Treasury Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/02/15 with Goldman Sachs & Co., 0.070% due 05/04/15, collateralized by $85,240,700 US Treasury Bills, zero coupon due 10/01/15 to 10/08/15, $163,717,700 US Treasury Bonds, 3.125% to 8.875% due 02/15/19 to 11/15/41, $622,186,600 US Treasury Notes, 0.109% to 4.500% due 06/30/15 to 05/15/24, $60,888,500 US Treasury Bonds Principal STRIPs, zero coupon due 08/15/29 to 08/15/40 and $85,503,635 US Treasury Bonds STRIPs, zero coupon due 08/15/21 to 02/15/34; (value—$1,020,000,013); proceeds: $1,000,062,222[3]	$1,000,000,000	$1,000,000,000
Repurchase agreement dated 04/06/15 with Goldman Sachs & Co., 0.070% due 05/04/15, collateralized by $67,586,800 US Treasury Bonds, 4.375% to 9.250% due 02/15/16 to 05/15/40, $186,484,100 US Treasury Notes, 0.375% to 2.500% due 03/15/16 to 08/15/23 and $61,046,500 US Treasury Bond Principal Strip, zero coupon due 05/15/43; (value—$306,000,082); proceeds: $300,016,333[3]	300,000,000	300,000,000
Repurchase agreement dated 04/28/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.060% due 05/05/15, collateralized by $69,643,300 US Treasury Note, 0.875% due 06/15/17 and $162,013,229 US Treasury Bond Strip, zero coupon due 05/15/24; (value—$204,000,000); proceeds: $200,002,333	200,000,000	200,000,000
Repurchase agreement dated 04/29/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.060% due 05/06/15, collateralized by $452,267,300 US Treasury Notes, 1.500% to 3.125% due 05/15/19 to 03/31/22; (value—$459,000,099); proceeds: $450,005,250	450,000,000	450,000,000

43

Treasury Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.100% due 05/01/15, collateralized by $61,905,800 US Treasury Inflation Index Note, 1.875% due 07/15/15 and $174,498,600 US Treasury Note, 2.125% due 09/30/21; (value—$255,000,060); proceeds: $250,000,694	$250,000,000	$250,000,000
Repurchase agreement dated 04/30/15 with State Street Bank and Trust Co., 0.000% due 05/01/15, collateralized by $470,000 US Treasury Note, 0.750% due 03/31/18; (value—$468,581); proceeds: $459,000	459,000	459,000

Repurchase agreement dated 04/30/15 with
Toronto-Dominion Bank, 0.100% due 05/07/15, collateralized by $23,810,000 US Treasury Bills, zero coupon due 07/09/15 to 10/22/15, $16,261,700 US Treasury Bonds, 2.750% to 5.250% due 11/15/28 to 05/15/44, $3,352,000 US Treasury Inflation Indexed Bonds, 0.625% to 2.125% due 02/15/40 to 02/15/43, $25,963,200 US Treasury Inflation Index Notes, 0.125% to 2.625% due 07/15/16 to 07/15/24, $112,622,500 US Treasury Notes, 0.250% to 3.625% due 05/31/15 to 02/15/25, $134,400,000 US Treasury Bonds Principal STRIPs, zero coupon due 11/15/39 to 05/15/44 and $1,000,000 US Treasury Bond STRIPs, zero coupon due 05/15/28; (value—$255,000,049); proceeds: $250,004,861

	250,000,000	250,000,000
Total repurchase agreements (cost—$9,673,459,000)		9,673,459,000
Total investments (cost—$12,422,622,397 which approximates cost for federal income tax purposes)—98.31%		12,422,622,397
Other assets in excess of liabilities—1.69%		213,661,594
Net assets—100.00%		$12,636,283,991

44

Treasury Master Fund

Statement of net assets—April 30, 2015

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$2,749,163,397	$—	$2,749,163,397
Repurchase agreements	—	9,673,459,000	—	9,673,459,000
Total	$—	$12,422,622,397	$—	$12,422,622,397

At April 30, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase.

[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]	Investment has a put feature which allows the Fund to accelerate the maturity to seven days following notice by the Fund.

Portfolio acronym

STRIP	Separate Trading of Registered Interest and Principal of Securities

45

See accompanying notes to financial statements

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—84.29%
Alabama—0.26%
University of Alabama Revenue (University Hospital), Series C, 0.100%, VRD	$3,500,000	$3,500,000
Alaska—1.67%
Alaska International Airports Revenue Refunding (System), Series A, 0.110%, VRD	7,000,000	7,000,000
Borough of North Slope, Series A, 2.000%, due 06/30/15	8,000,000	8,024,694
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project), 0.140%, VRD	300,000	300,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series B, 0.130%, VRD	2,235,000	2,235,000
Series C, 0.130%, VRD	5,050,000	5,050,000
		22,609,694
Arizona—0.79%
AK-Chin Indian Community Revenue, 0.110%, VRD	6,700,000	6,700,000
Pima County Industrial Development Authority Industrial Revenue (Tucson Electric Power Co.-Irvington Project), 0.110%, VRD	300,000	300,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (Barclays Capital Municipal Trust Receipts, Series 9W), 0.130%, VRD[1,2]	3,750,000	3,750,000
		10,750,000
California—6.82%
Antelope Valley-East Kern Water Agency, Series A-2, 0.120%, VRD	2,950,000	2,950,000
California State Kindergarten, Series A4, 0.120%, VRD	1,400,000	1,400,000
California State Revenue Anticipation Notes, 1.500%, due 06/22/15	20,000,000	20,039,420

46

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
California Statewide Communities Development Authority Revenue (University of San Diego), 0.110%, VRD	$1,870,000	$1,870,000
County of Riverside Tax & Revenue Anticipation Notes, 1.500%, due 06/30/15	2,000,000	2,004,546
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.070%, VRD	1,100,000	1,100,000
Los Angeles County Tax & Revenue Anticipation Notes, 1.500%, due 06/30/15	10,365,000	10,389,176
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.110%, VRD	4,375,000	4,375,000
Sacramento Municipal Utility District, Subordinate, Series L, 0.110%, VRD	21,820,000	21,820,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A, 0.110%, VRD	4,700,000	4,700,000
Series B, 0.120%, VRD	10,000,000	10,000,000
Santa Clara Electric Revenue, Subseries B, 0.130%, VRD	5,810,000	5,810,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series B, 0.110%, VRD	5,000,000	5,000,000
Series C, 0.110%, VRD	900,000	900,000
		92,358,142
Colorado—4.33%
Colorado State Education Loan Program Tax And Revenue Anticipation Notes, Series A, 1.000%, due 06/29/15	20,000,000	20,028,739
Colorado State General Fund Tax and Revenue Anticipation Notes, Series A, 2.000%, due 06/26/15	10,000,000	10,028,777

47

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Colorado—(concluded)
Denver City & County Certificates of Participation Refunding, Series A1, 0.130%, VRD	$19,065,000	$19,065,000
Series A2, 0.130%, VRD	8,100,000	8,100,000
Series A3, 0.130%, VRD	1,425,000	1,425,000
		58,647,516
District of Columbia—1.46%
District of Columbia Revenue (German Marshall Fund of the United States), 0.110%, VRD	4,000,000	4,000,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Series B-1, 0.100%, VRD	3,900,000	3,900,000
Subseries B-2, 0.100%, VRD	8,500,000	8,500,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2, 0.150%, VRD	3,400,000	3,400,000
		19,800,000
Florida—2.69%
Gainesville Utilities System Revenue, Series A, 0.100%, VRD	2,470,000	2,470,000
Hillsborough County School Board Certificates of Participation (Master Lease Program), Series C, 0.120%, VRD	28,125,000	28,125,000
JEA Water & Sewer System Revenue, Subseries B-1, 0.140%, VRD	5,840,000	5,840,000
		36,435,000
Georgia—1.87%
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.110%, VRD	10,250,000	10,250,000

48

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Georgia—(concluded)
Private Colleges & Universities Authority Revenue (Emory University) (concluded)
Series B-2, 0.130%, VRD	$15,150,000	$15,150,000
		25,400,000
Idaho—1.55%
Idaho Tax Anticipation Notes, 2.000%, due 06/30/15	21,000,000	21,065,260
Illinois—13.01%
Chicago Waterworks Revenue Refunding, Subseries 2004-1, 0.130%, VRD	5,000,000	5,000,000
City of Chicago, Series D-1, 0.130%, VRD	21,940,000	21,940,000
Series D-2, 0.130%, VRD	15,300,000	15,300,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.140%, VRD	11,200,000	11,200,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.110%, VRD	17,700,000	17,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.100%, VRD	8,100,000	8,100,000
Illinois Finance Authority Revenue (University of Chicago Medical Center), Series E-1, 0.120%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 0.120%, VRD	1,900,000	1,900,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A, 0.130%, VRD	14,100,000	14,100,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.130%, VRD	7,200,000	7,200,000

49

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois State, Series B-5, 0.140%, VRD	$27,700,000	$27,700,000
Series B-6, 0.090%, VRD	6,000,000	6,000,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B, 0.120%, VRD	7,300,000	7,300,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 0.110%, VRD	5,000,000	5,000,000
Series A-2D, 0.110%, VRD	14,000,000	14,000,000
Quad Cities Regional Economic Development Authority Revenue (Two Rivers YMCA Project), 0.140%, VRD	3,850,000	3,850,000
		176,290,000
Indiana—3.75%
Indiana Development Finance Authority Revenue (Educational Facilities-Eiteljorg Museum), 0.090%, VRD	10,900,000	10,900,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A, 0.120%, VRD	11,000,000	11,000,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A, 0.130%, VRD	8,300,000	8,300,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.090%, VRD	18,025,000	18,025,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured), 0.120%, VRD	2,600,000	2,600,000
		50,825,000
Kentucky—0.39%
Williamstown League of Cities Funding Trust Lease Revenue, Series A, 0.090%, VRD	5,245,000	5,245,000

50

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Louisiana—0.54%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series B, 0.140%, VRD	$815,000	$815,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.070%, VRD	6,500,000	6,500,000
		7,315,000
Maryland—1.34%
Washington Suburban Sanitation District Bond Anticipation Notes, Series A, 0.100%, VRD	2,000,000	2,000,000
Series B, 0.100%, VRD	5,200,000	5,200,000
Series B-2, 0.100%, VRD	11,000,000	11,000,000
		18,200,000
Massachusetts—2.98%
Massachusetts Development Finance Agency Revenue Refunding (Higher Education-Smith College), 0.110%, VRD	1,053,000	1,053,000
0.110%, VRD	1,996,000	1,996,000
Massachusetts Health & Educational Facilities Authority Revenue (Citigroup ROCS RR-II-R-11585), 0.110%, VRD[1,2]	10,000,000	10,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C, 0.130%, VRD	2,795,000	2,795,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior), Series A-1, 0.100%, VRD	24,500,000	24,500,000
		40,344,000
Michigan—1.00%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.130%, VRD	3,900,000	3,900,000

51

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Michigan—(concluded)
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 0.100%, VRD	$9,695,000	$9,695,000
		13,595,000
Minnesota—0.14%
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B, 0.110%, VRD	1,850,000	1,850,000
Mississippi—0.72%
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project), Series G, 0.110%, VRD	4,000,000	4,000,000
Series I, 0.110%, VRD	1,000,000	1,000,000
Series K, 0.120%, VRD	3,000,000	3,000,000
Series L, 0.130%, VRD	1,800,000	1,800,000
		9,800,000
Missouri—1.99%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5, 0.120%, VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School), 0.140%, VRD	3,610,000	3,610,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series B, 0.120%, VRD	14,200,000	14,200,000
Series C, 0.120%, VRD	600,000	600,000
0.120%, VRD	4,300,000	4,300,000

52

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Missouri—(concluded)
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University) (concluded)
Series D, 0.120%, VRD	$1,000,000	$1,000,000
		26,910,000
Nebraska—0.65%
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 0.140%, VRD	8,845,000	8,845,000
New Hampshire—0.38%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), 0.110%, VRD	5,125,000	5,125,000
New York—9.18%
Buffalo Municipal Water Finance Authority Revenue Refunding, 0.130%, VRD	9,360,000	9,360,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1, 0.120%, VRD	11,475,000	11,475,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C, 0.120%, VRD	4,400,000	4,400,000
New York City Housing Development Corp. Multi-Family Revenue (2 Gold Street), Series A, (FNMA Insured), 0.090%, VRD	3,700,000	3,700,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A, 0.080%, VRD	23,500,000	23,500,000
New York City Housing Development Corp. Revenue (Royal Properties), Series A, (FNMA Insured), 0.070%, VRD	6,000,000	6,000,000

53

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-1, 0.120%, VRD	$5,425,000	$5,425,000
Series BB-5, 0.110%, VRD	3,200,000	3,200,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A, 0.120%, VRD	2,700,000	2,700,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries A-4, 0.120%, VRD	13,400,000	13,400,000
New York City General Obligation Bonds, Subseries D-4, 0.120%, VRD	5,640,000	5,640,000
New York State Dormitory Authority Revenue (Cornell University), Series A, 0.100%, VRD	3,285,000	3,285,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 0.120%, VRD	1,950,000	1,950,000
Series A-2, 0.130%, VRD	2,000,000	2,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured), 0.070%, VRD	19,500,000	19,500,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 0.070%, VRD	5,000,000	5,000,000
Triborough Bridge & Tunnel Authority Revenue (General), Series B, 0.130%, VRD	3,870,000	3,870,000
		124,405,000
North Carolina—4.57%
Charlotte Water & Sewer System Revenue Refunding, Series C, 0.100%, VRD	16,115,000	16,115,000

54

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—(concluded)
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E, 0.120%, VRD	$2,200,000	$2,200,000
Series H, 0.120%, VRD	24,075,000	24,075,000
Guilford County, Series B, 0.110%, VRD	1,855,000	1,855,000
New Hanover County (School), 0.120%, VRD	1,940,000	1,940,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A, 0.110%, VRD	4,410,000	4,410,000
North Carolina State Obligation Refunding, Series E, 5.000%, due 05/01/15	10,000,000	10,000,000
University of North Carolina Chapel Hill Revenue, Series B, 0.140%, VRD	1,300,000	1,300,000
		61,895,000
Ohio—4.31%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.120%, VRD	13,040,000	13,040,000
Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456), 0.120%, VRD[1,2]	2,800,000	2,800,000
Columbus Sewer Revenue, Series B, 0.110%, VRD	29,000,000	29,000,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.100%, VRD	7,780,000	7,780,000
Ohio (Common Schools), Series B, 0.090%, VRD	1,865,000	1,865,000
Ohio Higher Educational Facilities Commission Revenue (JP Morgan PUTTERs, Series 3244Z), 0.120%, VRD[1,2]	2,845,000	2,845,000

55

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Ohio—(concluded)
Ohio State University Revenue, Series E, 0.070%, VRD	$1,000,000	$1,000,000
		58,330,000
Oregon—1.45%
Clackamas County Hospital Facility Authority Revenue (Legacy Health System), Series C, 0.130%, VRD	7,700,000	7,700,000
Oregon Health & Science University Revenue, Series C, 0.120%, VRD	895,000	895,000
Oregon State Tax Anticipation Notes, Series A, 2.000%, due 06/15/15	11,000,000	11,025,447
		19,620,447
Pennsylvania—3.36%
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.120%, VRD	2,770,000	2,770,000
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue, Series C, 0.140%, VRD	1,295,000	1,295,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3, 0.120%, VRD	5,325,000	5,325,000
Philadelphia Gas Works Revenue Refunding, Series C, 0.110%, VRD	5,000,000	5,000,000
Philadelphia Tax and Revenue Anticipation Notes, Series A, 1.000%, due 06/30/15	8,000,000	8,011,414
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2, 0.110%, VRD	12,000,000	12,000,000
Washington County Authority Refunding (University of Pennsylvania), 0.110%, VRD	3,370,000	3,370,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series A, 0.130%, VRD	2,540,000	2,540,000

56

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.130%, VRD	$5,255,000	$5,255,000
		45,566,414
Rhode Island—0.23%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology), 0.110%, VRD	2,780,000	2,780,000
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project), 0.130%, VRD	300,000	300,000
		3,080,000
Tennessee—0.32%
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 0.100%, VRD	4,370,000	4,370,000
Texas—7.29%
Alamo Community College District (Citigroup ROCS Series RR-II-R-883WF) (FGIC Insured), 0.110%, VRD[1,2]	7,750,000	7,750,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 0.130%, VRD	13,600,000	13,600,000
Subseries C-2, 0.130%, VRD	5,700,000	5,700,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-1, 0.130%, VRD	13,520,000	13,520,000
Series A-2, 0.130%, VRD	8,355,000	8,355,000
Harris County Hospital District Revenue Refunding (Senior Lien), 0.110%, VRD	4,710,000	4,710,000

57

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C, 0.100%, VRD	$6,100,000	$6,100,000
Texas State Transportation Commission Revenue (JP Morgan PUTTERs, Series 2563), 0.120%, VRD[1,2]	3,330,000	3,330,000
Texas Tax & Revenue Anticipation Notes, 1.500%, due 08/31/15	33,000,000	33,152,579
University of Texas University Revenues Refunding (Financing System), Series B, 0.080%, VRD	2,600,000	2,600,000
		98,817,579
Utah—0.42%
Murray City Utah, Hospital Revenue (IHC Health Services, Inc.), Series D, 0.110%, VRD	5,645,000	5,645,000
Virginia—1.65%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A, 0.110%, VRD	10,700,000	10,700,000
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2, 0.110%, VRD	3,455,000	3,455,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A, 0.070%, VRD	5,140,000	5,140,000
Series F, 0.120%, VRD	3,000,000	3,000,000
		22,295,000
Washington—2.93%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z), 0.120%, VRD[1,2]	4,995,000	4,995,000

58

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Washington—(concluded)
King County Sewer Revenue (Junior Lien), Series A, 0.120%, VRD	$21,850,000	$21,850,000
Washington Health Care Facilities Authority Revenue (Multicare Health Systems), Series C, 0.120%, VRD	5,215,000	5,215,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (New Haven Apartments) (FNMA Insured), 0.140%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace), 0.130%, VRD	3,750,000	3,750,000
		39,710,000
Wisconsin—0.25%
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan Services), Series B, 0.130%, VRD	3,450,000	3,450,000
Total municipal bonds and notes (cost—$1,142,094,052)		1,142,094,052
Tax-exempt commercial paper—15.57%
California—1.18%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1, 0.090%, due 07/08/15	6,000,000	6,000,000
Sacramento Municipal Utility District, 0.040%, due 05/07/15	10,000,000	10,000,000
		16,000,000
Illinois—0.78%
Illinois Educational Facilities Authority Revenue, 0.060%, due 06/03/15	10,615,000	10,615,000
Maryland—1.84%
Johns Hopkins University, 0.050%, due 05/07/15	6,900,000	6,900,000

59

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Tax-exempt commercial paper—(continued)
Maryland—(concluded)
Montgomery County, 0.040%, due 05/05/15	$10,000,000	$10,000,000
0.040%, due 05/07/15	8,000,000	8,000,000
		24,900,000
Minnesota—2.21%
Mayo Clinic, 0.080%, due 08/05/15	20,000,000	20,000,000
0.080%, due 08/06/15	10,000,000	10,000,000
		30,000,000
Missouri—0.86%
University of Missouri, 0.050%, due 05/18/15	11,583,000	11,583,000
Tennessee—1.18%
Vanderbilt University, 0.120%, due 08/05/15	8,000,000	8,000,000
0.140%, due 07/07/15	8,000,000	8,000,000
		16,000,000
Texas—4.06%
Dallas Area Rapid Transit,
0.060%, due 05/06/15	4,000,000	4,000,000
0.060%, due 05/12/15	6,000,000	6,000,000
0.080%, due 08/06/15	4,000,000	4,000,000
0.080%, due 08/06/15	4,000,000	4,000,000
0.080%, due 08/20/15	10,000,000	10,000,000
0.080%, due 09/01/15	5,000,000	5,000,000
University of Texas,
0.040%, due 05/27/15	10,000,000	10,000,000
0.050%, due 05/19/15	12,000,000	12,000,000
		55,000,000
Virginia—2.35%
University of Virginia,
0.050%, due 05/12/15	7,900,000	7,900,000
0.050%, due 05/14/15	4,000,000	4,000,000

60

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Virginia—(concluded)
University of Virginia (concluded)
0.060%, due 05/19/15	$10,000,000	$10,000,000
0.050%, due 05/20/15	10,000,000	10,000,000
		31,900,000
Washington—1.11%
University of Washington, 0.100%, due 07/07/15	10,000,000	10,000,000
0.100%, due 11/09/15	5,000,000	5,000,000
		15,000,000
Total tax-exempt commercial paper (cost—$210,998,000)		210,998,000
Total investments (cost—$1,353,092,052 which approximates cost for federal income tax purposes)—99.86%		1,353,092,052
Other assets in excess of liabilities—0.14%		1,926,716
Net assets—100.00%		$1,355,018,768

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$1,142,094,052	$—	$1,142,094,052
Tax-exempt commercial paper	—	210,998,000	—	210,998,000
Total	$—	$1,353,092,052	$—	$1,353,092,052

At April 30, 2015, there were no transfers between Level 1 and Level 2.

61

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.62% of net assets as of April 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2015 and reset periodically.

62

See accompanying notes to financial statements

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2014 to April 30, 2015.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

63

Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

64

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value November 1, 2014	Ending account value April 30, 2015	Expenses paid during period[1] 11/01/14 to 04/30/15	Expense ratio during the period
Actual	$1,000.00	$1,000.60	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund

	Beginning account value November 1, 2014	Ending account value April 30, 2015	Expenses paid during period[1] 11/01/14 to 04/30/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.30	0.06

Tax-Free Master Fund

	Beginning account value November 1, 2014	Ending account value April 30, 2015	Expenses paid during period[1] 11/01/14 to 04/30/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.60	0.20	0.04

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

65

Master Trust

Portfolio characteristics at a glance (unaudited)

Prime Master Fund

Characteristics	04/30/15	10/31/14	04/30/14
Weighted average maturity[1]	44 days	43 days	35 days
Net assets (bln)	$14.1	$14.2	$15.8
Portfolio composition[2]	04/30/15	10/31/14	04/30/14
Commercial paper	38.1%	37.0%	35.2%
Certificates of deposit	28.5	27.6	24.6
Time deposits	11.3	13.6	13.8
Repurchase agreements	7.8	7.7	13.6
Short-term corporate obligations	7.7	7.8	7.1
US government and agency obligations	5.6	4.6	5.0
Non-US government obligations	1.0	0.8	0.7
Other assets less liabilities	0.0 [3]	0.9	0.0 [3]
Total	100.0%	100.0%	100.0%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

[3]	Represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

66

Master Trust

Portfolio characteristics at a glance (unaudited)

Treasury Master Fund

Characteristics	04/30/15	10/31/14	04/30/14
Weighted average maturity[1]	36 days	28 days	27 days
Net assets (bln)	$12.6	$12.1	$12.5
Portfolio composition[2]	04/30/15	10/31/14	04/30/14
Repurchase agreements	76.5%	76.5%	72.4%
US government obligations	21.8	18.8	25.1
Other assets less liabilities	1.7	4.7	2.5
Total	100.00%	100.00%	100.0%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

67

Master Trust

Portfolio characteristics at a glance (unaudited) (concluded)

Tax-Free Master Fund

Characteristics	04/30/15	10/31/14	04/30/14
Weighted average maturity[1]	19 days	33 days	23 days
Net assets (bln)	$1.4	$1.6	$1.4
Portfolio composition[2]	04/30/15	10/31/14	04/30/14
Municipal bonds and notes	84.3%	87.8%	84.2%
Tax-exempt commercial paper	15.6	12.1	15.7
Other assets less liabilities	0.1	0.1	0.1
Total	100.0%	100.0%	100.0%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

68

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69

Master Trust

Statement of operations

For the year ended April 30, 2015

Prime Master Fund
Investment income:
Interest	$32,174,454

Expenses:
Investment advisory and administration fees	14,987,053
Trustees’ fees	117,027
15,104,080
Fee waivers by investment advisor	—
Net expenses	15,104,080
Net investment income	17,070,374
Net realized gain	134,885
Net increase in net assets resulting from operations	$17,205,259

70

See accompanying notes to financial statements

Treasury Master Fund	Tax-Free Master Fund

$8,134,997	$837,730

12,247,020	1,507,978
106,922	31,471
12,353,942	1,539,449
(5,455,624)	(855,817)
6,898,318	683,632
1,236,679	154,098
362,897	26,605
$1,599,576	$180,703

71

See accompanying notes to financial statements

Master Trust

Statement of changes in net assets

	For the years ended April 30,

	2015	2014
Prime Master Fund
From operations:
Net investment income	$17,070,374	$20,089,113
Net realized gain	134,885	199,522
Net increase in net assets resulting from operations	17,205,259	20,288,635
Net decrease in net assets from beneficial interest transactions	(1,660,811,709)	(3,394,160,779)
Net decrease in net assets	(1,643,606,450)	(3,373,872,144)
Net assets:
Beginning of year	15,763,737,028	19,137,609,172
End of year	$14,120,130,578	$15,763,737,028

Treasury Master Fund
From operations:
Net investment income	$1,236,679	$1,367,051
Net realized gain	362,897	111,413
Net increase in net assets resulting from operations	1,599,576	1,478,464
Net increase in net assets from beneficial interest transactions	123,527,693	284,127,950
Net increase in net assets	125,127,269	285,606,414
Net assets:
Beginning of year	12,511,156,722	12,225,550,308
End of year	$12,636,283,991	$12,511,156,722

Tax-Free Master Fund
From operations:
Net investment income	$154,098	$233,380
Net realized gain	26,605	107,759
Net increase in net assets resulting from operations	180,703	341,139
Net decrease in net assets from beneficial interest transactions	(36,199,458)	(165,629,447)
Net decrease in net assets	(36,018,755)	(165,288,308)
Net assets:
Beginning of year	1,391,037,523	1,556,325,831
End of year	$1,355,018,768	$1,391,037,523

72

See accompanying notes to financial statements

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73

Master Trust

Financial highlights

Selected financial data throughout each year is presented below:

Year ended April 30,
2015
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.10%
Net investment income	0.11%
Supplemental data:
Total investment return[1]	0.11%
Net assets, end of year (000’s)	$14,120,131

Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.06%
Net investment income	0.01%
Supplemental data:
Total investment return[1]	0.01%
Net assets, end of year (000’s)	$12,636,284

Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.04%
Net investment income	0.01%
Supplemental data:
Total investment return[1]	0.01%
Net assets, end of year (000’s)	$1,355,019

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

[2]	Waiver by advisor represents less than 0.005%.

74

See accompanying notes to financial statements

Years ended April 30,
2014	2013	2012	2011

0.10%	0.10%	0.10%	0.10%
0.10%	0.10%	0.10%	0.10%
0.11%	0.19%	0.19%	0.21%

0.11%	0.19%	0.20%	0.21%
$15,763,737	$19,137,609	$15,688,562	$29,569,454

0.10%	0.10%	0.10%	0.10%
0.06%	0.10%[2]	0.06%	0.10%[2]
0.01%	0.05%	0.01%	0.09%

0.01%	0.05%	0.01%	0.09%
$12,511,157	$12,225,550	$13,044,384	$7,219,706

0.10%	0.10%	0.10%	0.10%
0.07%	0.10%[2]	0.10%[2]	0.10%
0.01%	0.06%	0.06%	0.18%

0.02%	0.07%	0.06%	0.18%
$1,391,038	$1,556,326	$1,160,792	$1,485,784

75

See accompanying notes to financial statements

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal

76

Master Trust

Notes to financial statements

laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with US GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least

77

Master Trust

Notes to financial statements

equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). Prime Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

78

Master Trust

Notes to financial statements

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Master Funds’ Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2015, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,183,406, $712,600 and $56,853, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its investment advisory and administration fees in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At April 30, 2015, UBS Global AM was obligated to reduce its investment advisory and administration fees otherwise receivable by $27,242, $25,963 and $7,437 for the independent trustees fees related to Prime Master Fund,

79

Master Trust

Notes to financial statements

Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS Global AM has undertaken to waive fees in the event that the current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the year ended April 30, 2015, UBS Global AM voluntarily waived $5,455,624 and $855,817, respectively, for Treasury Master Fund and Tax-Free Master Fund for that purpose; such amount is not subject to future recoupment.

Under normal conditions, the Master Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by the Master Funds’ investment manager. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations. There were no investments in Private Money Market by the Master Funds during the year.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master

80

Master Trust

Notes to financial statements

Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2015, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$1,471,988,740
Tax-Free Master Fund	122,034,200

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending

Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. The Master Funds did not engage in securities lending during the year.

81

Master Trust

Notes to financial statements

Beneficial interest transactions

	For the years ended April 30,
	2015	2014
Prime Master Fund
Contributions	$46,715,500,630	$49,173,642,552
Withdrawals	(48,376,312,339)	(52,567,803,331)
Net decrease in beneficial interest	$(1,660,811,709)	$(3,394,160,779)

	For the years ended April 30,
	2015	2014
Treasury Master Fund
Contributions	$25,098,121,478	$25,983,033,439
Withdrawals	(24,974,593,785)	(25,698,905,489)
Net increase in beneficial interest	$123,527,693	$284,127,950

	For the years ended April 30,
	2015	2014
Tax-Free Master Fund
Contributions	$1,679,665,637	$1,704,139,597
Withdrawals	(1,715,865,095)	(1,869,769,044)
Net decrease in beneficial interest	$(36,199,458)	$(165,629,447)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and

82

Master Trust

Notes to financial statements

concluded, as of April 30, 2015, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2015, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2015, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Regulatory Developments

On July 23, 2014, the SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes will not become mandatory until October 2016. The most significant change is a requirement that institutional prime money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury and retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. UBS Global AM is currently evaluating the potential impact of these changes on the Master Funds and expects to update shareholders further in advance of the October 2016 deadline.

83

Master Trust

Report of independent registered public accounting firm

To the Interest holders and Board of Trustees of Master Trust

We have audited the accompanying statements of net assets of Master Trust (comprising, respectively, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (the “Trust”) as of April 30, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2015 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Master Trust at April 30, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and

84

Master Trust

the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York

June 29, 2015

85

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

86

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87

UBS Select Institutional Funds

Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustees or for which a person served as an officer, and other directorships held by the trustees.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Meyer Feldberg††; 73 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world) (2007-2014). Prior to 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).

88

UBS Select Institutional Funds

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Professor Feldberg is a director or trustee of 18 investment companies (consisting of 50 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics) and the New York City Ballet.

89

UBS Select Institutional Funds

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Richard Q. Armstrong; 79 c/o Keith A. Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since 1991 and principal occupation since 1995). Mr. Armstrong was president or chairman of a number of packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages and Moët Hennessy) (from 1982 until 1995).

Alan S. Bernikow; 74 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

90

UBS Select Institutional Funds

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Armstrong is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Mr. Bernikow is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of the compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee); and a director of Destination XL Group, Inc. (menswear) (and serves as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N.A.

91

UBS Select Institutional Funds

Supplemental information (unaudited)

Independent Trustees (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Richard R. Burt; 68 McLarty Associates 900 17th Street NW, Washington DC 20006	Trustee	Since 1998	Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009. Prior to 2007, he was chairman of Diligence Inc. (information and risk management firm).

Bernard H. Garil; 75 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

Heather R. Higgins; 55 c/o Keith A. Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or had served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable. She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).

92

UBS Select Institutional Funds

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Burt is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).

Mr. Garil is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company), the Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Ms. Higgins is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

93

UBS Select Institutional Funds

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

David Malpass; 59 Encima Global, LLC 645 Madison Avenue New York, NY 10022	Trustee	Since May 2014	Mr. Malpass is the president and founder of Encima Global, LLC (economic research and consulting) (since 2008). From 1993 until 2008, he was Chief Economist and Senior Managing Director of Bear, Stearns & Co. (financial services firm).

94

UBS Select Institutional Funds

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Malpass is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Malpass is also a director of New Mountain Finance Corp. (business development company and serves as a member of its audit committee).

95

UBS Select Institutional Funds

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Joseph Allessie*; 49	Vice President, Assistant Secretary and Chief Compliance Officer	Since 2005 (Vice President and Assistant Secretary); Since July 2014 (Chief Compliance Officer)	Mr. Allessie is a managing director (since 2015) (prior to which he was an executive director) at UBS Global AM—Americas region. Mr. Allessie is head of compliance and operational risk control for the UBS Global Asset Management Division in the Americas with oversight for traditional and alternative investment businesses in Canada, the US and Cayman Islands. Prior to that he served as deputy general counsel of UBS Global AM—Americas region (from 2005 to 2014). Mr. Allessie is a vice president, assistant secretary and chief compliance officer (prior to which he was interim chief compliance officer) (from January to July 2014) of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM serves as investment advisor or manager.

Rose Ann Bubloski*; 47	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director) and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. She is vice president and assistant treasurer of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM serves as investment advisor or manager.

96

UBS Select Institutional Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Mark E. Carver*; 51	President	Since 2010	Mr. Carver is a managing director and head of product development and management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM serves as investment advisor or manager.

Thomas Disbrow*; 49	Vice President and Treasurer	Since 2000 (Vice President); Since 2004 (Treasurer)	Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director) (since 2007) and head of North American fund treasury (since 2011) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

97

UBS Select Institutional Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Elbridge T. Gerry III*; 58	Vice President	Since 1999	Mr. Gerry is a managing director and head of municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of three investment companies (consisting of 19 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Christopher S. Ha*; 35	Vice President and Assistant Secretary	Since 2012	Mr. Ha is a director and associate general counsel (since September 2012) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Mr. Ha was of counsel at Buhler, Duggal & Henry LLP (law firm) (from March 2012 to July 2012) and an associate attorney at Dechert LLP (law firm) (from 2007 to 2009). Mr. Ha is a vice president and assistant secretary of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Erin O. Houston*; 38	Vice President	Since 2009	Ms. Houston is a director (since March 2012) (prior to which she was an associate director) (since 2009) and portfolio manager (since 2009) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Ms. Houston was with Western Investors (from 2005 to 2009) and Citigroup Asset Management (2005). Ms. Houston is a vice president of three investment companies (consisting of 19 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

98

UBS Select Institutional Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Mark F. Kemper**; 57	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He has been secretary of UBS Global AM—Americas region (since 2004) and assistant secretary of UBS Global Asset Management Trust Company (since 1993). Mr. Kemper is vice president and secretary of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Joanne M. Kilkeary*; 47	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director) (since 2008) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

99

UBS Select Institutional Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Cindy Lee*; 39	Vice President and Assistant Treasurer	Since November 2014	Ms. Lee is an associate director (since 2009) prior to which she was a fund treasury manager (from 2007 to 2009) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Lee is a vice president and assistant treasurer of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM serves as investment advisor or manager.

Tammie Lee*; 44	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director (since 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region (since 2005). Ms. Lee is a vice president and assistant secretary of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

100

UBS Select Institutional Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Ryan Nugent*; 37	Vice President	Since 2009	Mr. Nugent is a director (since 2010) (prior to which he was an associate director) (since 2004), portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS Global AM—Americas region. Prior to that he was an assistant portfolio manager to the tax free money market funds (since 2002). Mr. Nugent is a vice president of three investment companies (consisting of 19 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Nancy Osborn*; 49	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

101

UBS Select Institutional Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Robert Sabatino**; 41	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2009) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of five investment companies (consisting of 36 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Eric Sanders*; 49	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Andrew Shoup*; 58	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and global head of the global treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Mr. Shoup is a vice president and chief operating officer of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

102

UBS Select Institutional Funds

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Keith A. Weller*; 53	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Mandy Yu*, 31	Vice President	Since 2013	Ms. Yu is an authorized officer (since 2012) and tax compliance manager (since 2013) of the US mutual fund treasury administration department of UBS Global AM—Americas region. She was a fund treasury manager (from 2012 to 2013) and a mutual fund administrator (from 2007 to 2012) for UBS Global AM—Americas region. Ms. Yu is a vice president of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

†	Each trustee serves an indefinite term of office. Officers of the Fund are appointed by the trustees and serve at the pleasure of the Board.

††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) because he is a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions.

103

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104

Trustees

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins David Malpass

Principal Officers

Mark E. Carver President Mark F. Kemper Vice President and Secretary Elbridge T. Gerry III Vice President	Thomas Disbrow Vice President and Treasurer Robert Sabatino Vice President Erin O. Houston Vice President

Administrator (and Manager for the Master Funds)

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Global Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2015. All rights reserved.

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1137

Money Market Funds

UBS Select Investor Funds

Annual Report

April 30, 2015

UBS Select Prime Investor Fund

UBS Select Treasury Investor Fund

UBS Select Tax-Free Investor Fund

UBS Select Investor Funds

June 12, 2015

Dear Shareholder,

We present you with the annual report for the UBS Select Investor Series of Funds, namely UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, and UBS Select Tax-Free Investor Fund (the “Funds”), for the 12 months ended April 30, 2015 (the “reporting period”).

Performance

Throughout the reporting period, the US Federal Reserve Board (the “Fed”) continued to hold the federal funds rate at a historically low range between 0% and 0.25%. The federal funds rate, or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) This continued to depress yields on a wide range of short-term investments. As a result, the Funds’ yields remained low during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Investor Fund: 0.01% as of April 30, 2015, unchanged from April 30, 2014.

UBS Select Prime Investor Fund

UBS Select Treasury Investor Fund

Investment goals (both Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio manager:

Robert Sabatino

UBS Global Asset Management (Americas) Inc.

Commencement:

UBS Select Prime Investor Fund—August 1, 2008;

UBS Select Treasury Investor Fund—September 18, 2008

Dividend payments:

Monthly

(continued on next page)

•	UBS Select Treasury Investor Fund: 0.01% as of April 30, 2015, unchanged from April 30, 2014.

•	UBS Select Tax-Free Investor Fund: 0.01% as of April 30, 2015, unchanged from April 30, 2014.

1

UBS Select Investor Funds

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 10 and 11.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.

Growth in the US was mixed during the reporting period. US gross domestic product (“GDP”) growth accelerated to a 4.6% seasonally adjusted annualized rate during the second quarter of 2014. GDP increased to a 5.0% rate during the third quarter of 2014, the highest rate since the third quarter of 2003, and then moderated to a 2.2% rate during the fourth quarter of 2014. Finally, first quarter 2015 GDP contracted 0.7%.[1] This was partially attributed to severe winter weather in parts of the country.

UBS Select Tax-Free Investor Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio managers:

Elbridge T. Gerry III

Erin O. Houston

UBS Global Asset Management (Americas) Inc.

Commencement:

September 22, 2008

Dividend payments:

Monthly

Q.	How did the Fed react to the economic environment?
A.	The Fed largely maintained its accommodative monetary policy during the reporting period. The central bank continued to hold the fed funds rate at a historically low range between 0% and 0.25%. However, at the Fed’s meeting in October 2014, it said that it had concluded its asset purchase program, also known as quantitative easing. At its March 2015 meeting, the Fed said that it “… anticipates that it will be appropriate to raise the target range for the federal funds rate when it has seen further improvement in the

[1]	Based on the Commerce Department’s second estimate announced on May 29, 2015, after the reporting period had ended.

2

UBS Select Investor Funds

labor market and is reasonably confident that inflation will move back to its 2% objective over the medium term.”

Finally, at the central bank’s meeting that concluded on April 29, 2015, it said “…even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.”

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Investor Fund invests, we tactically adjusted its weighted average maturity (“WAM”)—which is the weighted average maturity of the securities in the portfolio—throughout the 12-month review period. When the reporting period began, the Master Fund had a WAM of 35 days. By the end of the period we had lengthened the Master Fund’s WAM to 44 days.

At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposures to certificates of deposit and commercial paper and, to lesser extents, short-term corporate obligations, US government and agency obligations, and non-US government obligations. In contrast, we decreased the Master Fund’s exposures to repurchase agreements and time deposits. (Repurchase agreements are transactions that

3

UBS Select Investor Funds

require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

•

The WAM for the Master Fund in which UBS Select Treasury Investor Fund invests was 27 days when the reporting period began. Over the review period, the WAM was increased, and at the end of the period, on April 30, 2015, it was 36 days. At the security level, we increased the Master Fund’s exposure to repurchase agreements and reduced its exposure to direct US government obligations.

•

The WAM for the Master Fund in which UBS Select Tax-Free Investor Fund invests was 23 days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period, its WAM was 19 days. Over the review period, we modestly increased the Master Fund’s allocation to municipal bonds and notes, while slightly paring its exposure to tax-exempt commercial paper.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	Economic data in the US has recently pointed to a slowdown in economic activity, including disappointing retail sales and manufacturing numbers. We believe moderating growth was partially due to severe winter weather in parts of the country. In our view, the US economy should gain some momentum as the year progresses. That said, we do not expect to see robust growth given continued slack in some areas of the economy, generally weak growth overseas and the impact from the stronger US dollar. We believe the Fed will start raising rates later in 2015, but that its approach to policy normalization will be very gradual. We anticipate continuing to manage the Funds focusing on risk and liquidity.

Also, as discussed in our last report to you, the US Securities and Exchange Commission (“SEC”) adopted new regulations for money market funds in 2014 (while also proposing more changes to be adopted in the future). There is a transition period ranging until

4

UBS Select Investor Funds

October 2016 (for the most significant changes). We expect to communicate further to shareholders of UBS Select Prime Investor Fund and UBS Select Tax-Free Investor Fund regarding transitioning into compliance with the new laws. (UBS Select Treasury Investor Fund recently adopted a more restrictive investment policy to bring it into compliance with the regulations that become effective in October 2016; the new policy adopted by the UBS Select Treasury Investor Fund is not expected to materially impact how it invests.)

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds, please contact your financial advisor, or visit us at www.ubs.com/globalam-us.*

5

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

UBS Select Investor Funds

Sincerely,

Mark E. Carver

President—UBS Money Series

UBS Select Prime Investor Fund

UBS Select Treasury Investor Fund

UBS Select Tax-Free Investor Fund

Managing Director

UBS Global Asset Management

(Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Select Tax-Free Investor Fund Managing Director UBS Global Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager— UBS Select Prime Investor Fund UBS Select Treasury Investor Fund Managing Director UBS Global Asset Management (Americas) Inc.	Erin O. Houston Portfolio Manager— UBS Select Tax-Free Investor Fund Director UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12 months ended April 30, 2015. The views and opinions in the letter were current as of June 12, 2015. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

6

UBS Select Investor Funds

Understanding your Fund’s expenses (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2014 to April 30, 2015.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

7

UBS Select Investor Funds

Understanding your Fund’s expenses (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

8

UBS Select Investor Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

UBS Select Prime Investor Fund

	Beginning account value November 1, 2014	Ending account value[2] April 30, 2015	Expenses paid during period[3] 11/01/14 to 04/30/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$1.04	0.21%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.75	1.05	0.21

UBS Select Treasury Investor Fund

	Beginning account value November 1, 2014	Ending account value[2] April 30, 2015	Expenses paid during period[3] 11/01/14 to 04/30/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.30	0.06

UBS Select Tax-Free Investor Fund

	Beginning account value November 1, 2014	Ending account value[2] April 30, 2015	Expenses paid during period[3] 11/01/14 to 04/30/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.60	0.20	0.04

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

9

UBS Select Investor Funds

Yields and characteristics at a glance (unaudited)

UBS Select Prime Investor Fund

Yields and characteristics	04/30/15	10/31/14	04/30/14
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.32)	(0.41)	(0.39)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.32)	(0.41)	(0.39)
Weighted average maturity[2]	44 days	43 days	35 days
Net assets (mm)	$340.9	$356.0	$327.5

UBS Select Treasury Investor Fund
Yields and characteristics	04/30/15	10/31/14	04/30/14
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.54)	(0.55)	(0.52)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.54)	(0.55)	(0.52)
Weighted average maturity[2]	36 days	28 days	27 days
Net assets (mm)	$310.1	$281.3	$266.4

10

UBS Select Investor Funds

Yields and characteristics at a glance (unaudited) (concluded)

UBS Select Tax-Free Investor Fund

Yields and characteristics	04/30/15	10/31/14	04/30/14
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.73)	(0.95)	(0.81)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.73)	(0.95)	(0.81)
Weighted average maturity[2]	19 days	33 days	23 days
Net assets (mm)	$22.5	$24.7	$26.6

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, and UBS Select Tax-Free Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

11

UBS Select Investor Funds

Statement of assets and liabilities

April 30, 2015

UBS Select Prime Investor Fund
Assets:
Investment in Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”), at value (cost—$341,013,801; $310,074,183 and $22,498,503, respectively, which approximates cost for federal income tax purposes)	$341,013,801
Receivable from affiliate	—
Other assets	9,478
Total assets	341,023,279

Liabilities:
Payable to affiliate	25,041
Dividends payable to shareholders	2,752
Accrued expenses and other liabilities	50,743
Total liabilities	78,536

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 340,942,594; 310,046,061 and 22,481,100 outstanding, respectively	340,942,594
Accumulated net realized gain	2,149
Net assets	$340,944,743
Net asset value per share	$1.00

12

See accompanying notes to financial statements

UBS Select Treasury Investor Fund	UBS Select Tax-Free Investor Fund

$310,074,183	$22,498,503
16,606	7,399
9,586	5,405
310,100,375	22,511,307

—	—
2,619	190
44,163	29,420
46,782	29,610

310,046,061	22,481,100
7,532	597
$310,053,593	$22,481,697
$1.00	$1.00

13

See accompanying notes to financial statements

UBS Select Investor Funds

Statement of operations

For the year ended April 30, 2015

UBS Select Prime Investor Fund

Investment income:
Interest income allocated from Master	$751,750
Expenses allocated from Master	(352,935)
Expense waiver allocated from Master	—
Net investment income allocated from Master	398,815

Expenses:
Distribution (12b-1)	882,212
Shareholder servicing fees	352,885
Administration fees	352,881
Transfer agency fees	50,275
Professional fees	47,688
Reports and notices to shareholders	29,047
Trustees’ fees	22,163
State registration fees	20,120
Accounting fees	14,000
Insurance fees	5,350
Other expenses	17,085
1,793,706
Fee waivers and/or expense reimbursements by administrator and distributor	(1,430,178)
Net expenses	363,528
Net investment income	35,287
Net realized gain allocated from Master	3,268
Net increase in net assets resulting from operations	$38,555

14

See accompanying notes to financial statements

UBS Select Treasury Investor Fund	UBS Select Tax-Free Investor Fund

$195,806	$14,563
(296,748)	(26,776)
130,647	14,893
29,705	2,680

741,860	66,930
296,744	26,772
296,744	26,770
30,700	4,294
47,631	47,483
17,646	3,297
21,449	19,406
18,788	15,991
14,000	14,000
4,599	332
16,432	7,468
1,506,593	232,743

(1,506,561)	(232,743)
32	—
29,673	2,680
9,087	598
$38,760	$3,278

15

See accompanying notes to financial statements

UBS Select Prime Investor Funds

Statement of changes in net assets

	For the years ended April 30,
	2015	2014
From operations:
Net investment income	$35,287	$33,560
Net realized gain	3,268	3,495
Net increase in net assets resulting from operations	38,555	37,055
Dividends and distributions to shareholders from:
Net investment income	(35,287)	(33,560)
Net realized gains	(1,134)	(3,942)
Total dividends and distributions to shareholders	(36,421)	(37,502)
Net increase in net assets from beneficial interest transactions	13,462,549	2,955,354
Net increase in net assets	13,464,683	2,954,907
Net assets:
Beginning of year	327,480,060	324,525,153
End of year	$340,944,743	$327,480,060
Accumulated undistributed net investment income	$—	$—

16

See accompanying notes to financial statements

UBS Select Treasury Investor Funds

Statement of changes in net assets

	For the years ended April 30,
	2015	2014
From operations:
Net investment income	$29,673	$30,380
Net realized gain	9,087	2,552
Net increase in net assets resulting from operations	38,760	32,932
Dividends and distributions to shareholders from:
Net investment income	(29,673)	(30,380)
Net realized gains	(2,939)	(3,731)
Total dividends and distributions to shareholders	(32,612)	(34,111)
Net increase (decrease) in net assets from beneficial interest transactions	43,599,589	(57,156,008)
Net increase (decrease) in net assets	43,605,737	(57,157,187)
Net assets:
Beginning of year	266,447,856	323,605,043
End of year	$310,053,593	$266,447,856
Accumulated undistributed net investment income	$—	$—

17

See accompanying notes to financial statements

UBS Select Tax-Free Investor Funds

Statement of changes in net assets

	For the years ended April 30,
	2015	2014
From operations:
Net investment income	$2,680	$2,804
Net realized gain	598	1,788
Net increase in net assets resulting from operations	3,278	4,592
Dividends and distributions to shareholders from:
Net investment income	(2,680)	(2,804)
Net realized gains	(1,569)	(1,913)
Total dividends and distributions to shareholders	(4,249)	(4,717)
Net decrease in net assets from beneficial interest transactions	(4,163,641)	(333,145)
Net decrease in net assets	(4,164,612)	(333,270)
Net assets:
Beginning of year	26,646,309	26,979,579
End of year	$22,481,697	$26,646,309
Accumulated undistributed net investment income	$—	$—

18

See accompanying notes to financial statements

UBS Select Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,

	2015	2014	2013	2012	2011
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gain	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.61%	0.60%	0.60%	0.60%	0.59%
Expenses after fee waivers and/or expense reimbursements[3]	0.20%	0.20%	0.28%	0.29%	0.30%
Net investment income[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data:
Net assets, end of year (000’s)	$340,945	$327,480	$324,525	$357,966	$474,989

[1]	Amount represents less than $0.0005 per share.

[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master.

19

See accompanying notes to financial statements

UBS Select Treasury Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,

	2015	2014	2013	2012	2011
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gain	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.61%	0.60%	0.60%	0.60%	0.64%
Expenses after fee waivers and/or expense reimbursements[3]	0.06%	0.06%	0.14%	0.07%	0.18%
Net investment income[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data:
Net assets, end of year (000’s)	$310,054	$266,448	$323,605	$340,622	$123,925

[1]	Amount represents less than $0.0005 per share.

[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master.

20

See accompanying notes to financial statements

UBS Select Tax-Free Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,

	2015	2014	2013	2012	2011
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gain	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase from operations	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.02%	0.02%	0.01%	0.01%	0.02%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.97%	0.92%	0.88%	0.88%	0.74%
Expenses after fee waivers and/or expense reimbursements[3]	0.04%	0.08%	0.15%	0.15%	0.27%
Net investment income[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data:
Net assets, end of year (000’s)	$22,482	$26,646	$26,980	$26,453	$41,865

[1]	Amount represents less than $0.0005 per share.

[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master.

21

See accompanying notes to financial statements

UBS Select Investor Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Prime Investor Fund (“Prime Investor Fund”), UBS Select Treasury Investor Fund (“Treasury Investor Fund”), and UBS Select Tax-Free Investor Fund (“Tax-Free Investor Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Funds commenced operations on August 1, 2008, September 18, 2008, and September 22, 2008, respectively. The Trust is a series mutual fund with thirteen operating series. The financial statements for the other series of the Trust are not included herein.

Prime Investor Fund, Treasury Investor Fund, and Tax-Free Investor Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a “Master Fund” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investments reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (2.42% for Prime Investor Fund, 2.45% for Treasury Investor Fund and 1.66% for Tax-Free Investor Fund at April 30, 2015). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Funds’ financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to

22

UBS Select Investor Funds

Notes to financial statements

that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

In the normal course of business the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal

23

UBS Select Investor Funds

Notes to financial statements

income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.10% of each Fund’s average daily net assets. At April 30, 2015, each Fund owed UBS Global AM for administrative services as follows:

Fund	Amounts due to UBS Global AM
Prime Investor Fund	$28,228
Treasury Investor Fund	26,257
Tax-Free Investor Fund	2,353

UBS Global AM is contractually obligated to waive all or a portion of its administration fees and/or to reimburse certain operating expenses so that the Funds’ total ordinary annual operating expenses through August 31, 2015 (excluding interest expense, if any, and extraordinary

24

UBS Select Investor Funds

Notes to financial statements

items) will not exceed 0.50%. At April 30, 2015, UBS Global AM owed each Fund for fee waivers and/or expense reimbursements as follows:

Fund	Amounts owed by UBS Global AM
Prime Investor Fund	$25,653
Treasury Investor Fund	21,299
Tax-Free Investor Fund	7,297

For the year ended April 30, 2015, UBS Global AM was contractually obligated to waive administration fees and/or to reimburse certain operating expenses as follows:

Fund	Amounts waived and/or reimbursed
Prime Investor Fund	$382,235
Treasury Investor Fund	188,974
Tax-Free Investor Fund	110,767

Each Fund has agreed to repay UBS Global AM for any such waived fees/reimbursed expenses to the extent that it can do so over the three fiscal years following such waived fees/reimbursed expenses without causing each Fund’s expenses in any of those three years to exceed such expense cap.

At April 30, 2015, the following Funds had remaining fee waivers and expense reimbursements subject to repayment to UBS Global AM and respective dates of expiration as follows:

Fund	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2016	Expires April 30, 2017	Expires April 30, 2018
Prime Investor Fund	$1,100,753	$366,286	$352,232	$382,235
Treasury Investor Fund	709,476	339,455	181,047	188,974
Tax-Free Investor Fund	341,998	120,703	110,528	110,767

25

UBS Select Investor Funds

Notes to financial statements

Shareholder servicing and distribution plans

UBS Global Asset Management (US) Inc. (“UBS Global AM—US”) is the principal underwriter and distributor of the Funds’ shares. During the year ended April 30, 2015, the Funds were contractually obligated to pay UBS Global AM—US monthly distribution (12b-1) and shareholder servicing fees at the annual rate of 0.25% and 0.10%, respectively, of their average daily net assets.

At April 30, 2015, each Fund owed UBS Global AM—US for distribution and shareholder servicing fees as follows:

Fund	Amounts due to UBS Global AM—US
Prime Investor Fund	$98,798
Treasury Investor Fund	91,900
Tax-Free Investor Fund	8,235

In addition to UBS Global AM’s fee waivers and/or expense reimbursements noted above, in connection with voluntary agreements with the financial intermediaries that are selling each Fund’s shares, UBS Global AM—US has agreed to voluntarily waive fees and/or reimburse Fund expenses so that total ordinary annual operating expenses for each Fund do not exceed 0.45%. UBS Global AM has also undertaken to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. These additional undertakings are voluntary and not contractual and may be terminated at any time.

At April 30, 2015, UBS Global AM—US owed each Fund for voluntary fee waivers and/or expense reimbursements as follows:

Fund	Amounts owed by UBS Global AM—US
Prime Investor Fund	$76,332
Treasury Investor Fund	113,464
Tax-Free Investor Fund	10,690

26

UBS Select Investor Funds

Notes to financial statements

For the year ended April 30, 2015, UBS Global AM—US voluntarily waived shareholder servicing and distribution fees and/or reimbursed expenses as follows:

Fund	Amounts waived and/or reimbursed
Prime Investor Fund	$1,047,943
Treasury Investor Fund	1,317,587
Tax-Free Investor Fund	121,976

Such additional amounts are not subject to future recoupment. There is no guarantee that these additional voluntary amounts will continue to be waived and/or expenses reimbursed.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,
Prime Investor Fund	2015	2014
Shares sold	487,189,907	485,443,040
Shares repurchased	(473,761,758)	(482,522,950)
Dividends reinvested	34,400	35,264
Net increase in shares outstanding	13,462,549	2,955,354

	For the years ended April 30,
Treasury Investor Fund	2015	2014
Shares sold	371,582,529	288,559,140
Shares repurchased	(328,012,711)	(345,747,477)
Dividends reinvested	29,771	32,329
Net increase (decrease) in shares outstanding	43,599,589	(57,156,008)

27

UBS Select Investor Funds

Notes to financial statements

	For the years ended April 30,
Tax-Free Investor Fund	2015	2014
Shares sold	38,329,211	38,541,902
Shares repurchased	(42,496,882)	(38,879,498)
Dividends reinvested	4,030	4,451
Net decrease in shares outstanding	(4,163,641)	(333,145)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Investor and Treasury Investor Fund during the fiscal years ended April 30, 2015 and April 30, 2014, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Investor Fund during the fiscal year ended April 30, 2015 and April 30, 2014 was 63.08% and 59.44% tax-exempt income, 0.02% and 0.00% ordinary income, and 36.90% and 40.56% long-term capital gains, respectively.

At April 30, 2015, the components of accumulated earnings on a tax basis were (1) undistributed ordinary income of $4,901 for Prime Investor Fund, (2) undistributed ordinary income of $10,151 for Treasury Investor Fund, and (3) undistributed tax-exempt income of $190, and undistributed long-term capital gains of $597 for Tax-Free Investor Fund.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after December 22, 2010, may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As of April 30, 2015, none of the Funds had capital loss carryforwards.

28

UBS Select Investor Funds

Notes to financial statements

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of April 30, 2015, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2015, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2015, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Regulatory Developments

On July 23, 2014, the SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes will not become mandatory until October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury, retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. UBS Global AM is currently evaluating the potential impact of these changes on the Funds and expects to update shareholders further in advance of the October 2016 deadline.

29

UBS Select Investor Funds

Report of independent registered public

accounting firm

To the Shareholders and Board of Trustees of

UBS Select Prime Investor Fund,

UBS Select Treasury Investor Fund and

UBS Select Tax-Free Investor Fund

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund (three of the series comprising UBS Money Series) (collectively, the “Funds”) as of April 30, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of

30

UBS Select Investor Funds

UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund at April 30, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York

June 29, 2015

31

UBS Select Investor Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Investor Fund invests) is available on a weekly basis at the Web address noted in the Funds’ prospectus. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

32

UBS Select Investor Funds

General information (unaudited)

Other tax information

Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, each Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) related to the distribution made in December 2014 as short-term capital gains dividends.

Treasury Investor Fund hereby designates 90.99% and 9.01% of the ordinary income dividends paid during the fiscal year ended April 30, 2015 as interest related dividends and qualified short-term gain dividends, respectively.

33

Prime Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
US government and agency obligations—5.59%
Federal Home Loan Bank
0.070%, due 05/21/15[1]	$158,410,000	$158,403,840
0.190%, due 10/22/15	100,000,000	99,993,967
0.285%, due 04/12/16[1]	150,000,000	149,587,937
US Treasury Bills
0.180%, due 02/04/16[1]	107,000,000	106,850,735
0.221%, due 02/04/16[1]	130,000,000	129,778,350
US Treasury Note
0.250%, due 12/15/15	145,000,000	145,066,590
Total US government and agency obligations (cost—$789,681,419)		789,681,419
Time deposits—11.30%
Banking-non-US—11.30%
Credit Agricole Corporate & Investment Bank 0.070%, due 05/01/15	343,000,000	343,000,000
DnB NOR Bank ASA 0.050%, due 05/01/15	200,000,000	200,000,000
Natixis 0.060%, due 05/01/15	202,000,000	202,000,000
Skandinaviska Enskilda Banken AB 0.050%, due 05/01/15	400,000,000	400,000,000
Svenska Handelsbanken 0.050%, due 05/01/15	450,000,000	450,000,000
Total time deposits (cost—$1,595,000,000)		1,595,000,000
Certificates of deposit—28.49%
Banking-non-US—24.58%
Bank of Montreal
0.230%, due 05/14/15	80,000,000	80,002,307
0.311%, due 05/26/15[2]	150,000,000	150,000,000
Bank of Nova Scotia
0.311%, due 05/19/15[2]	232,000,000	232,000,000
0.408%, due 07/30/15[2]	137,000,000	137,000,000
Canadian Imperial Bank of Commerce
0.390%, due 05/11/15[2]	30,000,000	30,018,386
0.392%, due 05/15/15[2]	100,000,000	100,062,513

34

Prime Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Certificates of deposit—(continued)
Banking-non-US—(concluded)
Credit Industriel et Commercial
0.130%, due 05/01/15	$100,000,000	$100,000,000
0.130%, due 05/06/15	227,000,000	227,000,000
DnB NOR Bank ASA 0.120%, due 05/05/15	400,000,000	400,000,000
HSBC Bank USA 0.255%, due 06/10/15	212,000,000	212,000,000
KBC Bank NV 0.140%, due 05/11/15	97,000,000	97,000,000
Mizuho Bank Ltd.
0.240%, due 05/05/15	247,000,000	247,001,921
0.260%, due 07/17/15	194,000,000	194,000,000
National Bank of Canada 0.280%, due 05/11/15[2]	185,000,000	185,000,000
Natixis
0.248%, due 05/05/15[2]	170,000,000	170,000,000
0.248%, due 05/05/15[2]	204,000,000	204,000,000
Rabobank Nederland NV 0.295%, due 10/13/15	150,000,000	150,000,000
Skandinaviska Enskilda Banken AB 0.605%, due 06/22/15[2]	50,000,000	50,060,440
Societe Generale 0.251%, due 05/22/15[2]	200,000,000	200,000,000
Swedbank AB 0.110%, due 05/06/15	190,000,000	190,000,000
Toronto-Dominion Bank 0.520%, due 02/23/16	115,000,000	115,000,000
		3,470,145,567
Banking-US—3.91%
BMO Harris Bank, N.A. 0.310%, due 10/08/15	75,000,000	75,000,000
Citibank N.A. 0.250%, due 05/07/15	115,000,000	115,000,000
JPMorgan Chase Bank N.A.
0.240%, due 06/05/15	125,000,000	125,000,000
0.320%, due 10/28/15	139,500,000	139,500,000

35

Prime Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-US—(concluded)
Wells Fargo Bank N.A. 0.230%, due 06/03/15	$98,000,000	$98,000,000
		552,500,000
Total certificates of deposit (cost—$4,022,645,567)		4,022,645,567
Commercial paper[1]—38.16%
Asset backed-miscellaneous—15.84%
Antalis US Funding Corp.
0.160%, due 05/07/15	33,450,000	33,449,108
0.170%, due 05/26/15	83,770,000	83,760,110
Atlantic Asset Securitization LLC
0.208%, due 05/05/15[2]	250,000,000	250,000,000
0.212%, due 05/26/15[2]	150,000,000	150,000,000
Barton Capital LLC
0.208%, due 05/05/15[2]	250,000,000	250,000,000
0.253%, due 05/18/15[2]	138,000,000	138,000,000
Gotham Funding Corp. 0.160%, due 05/28/15	110,000,000	109,986,800
Liberty Street Funding LLC
0.160%, due 05/08/15	50,000,000	49,998,444
0.180%, due 07/21/15	50,000,000	49,979,750
LMA Americas LLC 0.230%, due 05/11/15[2]	97,000,000	97,000,000
Old Line Funding LLC
0.250%, due 07/01/15	53,000,000	52,977,549
0.270%, due 06/09/15	162,000,000	161,952,615
0.280%, due 06/17/15	125,000,000	124,954,306
Thunder Bay Funding LLC
0.240%, due 05/28/15	48,026,000	48,017,355
0.270%, due 06/08/15	100,000,000	99,971,500
0.280%, due 07/15/15	43,000,000	42,974,917
Versailles Commercial Paper LLC
0.226%, due 05/05/15[2]	100,000,000	100,000,000
0.228%, due 05/05/15[2]	50,000,000	50,000,000

36

Prime Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Versailles Commercial Paper LLC (concluded)
0.230%, due 05/11/15[2]	$150,000,000	$150,000,000
0.253%, due 05/18/15[2]	70,000,000	70,000,000
Victory Receivables Corp. 0.170%, due 05/05/15	123,803,000	123,800,662
		2,236,823,116
Banking-non-US—16.08%
Australia & New Zealand Banking Group Ltd. 0.270%, due 05/13/15[2]	174,000,000	174,000,000
Banque et Caisse d’Epargne de L’Etat 0.345%, due 10/05/15	148,000,000	147,777,322
BNP Paribas 0.060%, due 05/01/15	350,000,000	350,000,000
Commonwealth Bank of Australia
0.258%, due 05/07/15[2]	150,000,000	150,000,000
0.302%, due 05/08/15[2]	99,000,000	99,000,000
Erste Abwicklungsanstalt
0.250%, due 06/18/15	100,000,000	99,966,667
0.260%, due 07/15/15	100,000,000	99,945,833
Mitsubishi UFJ Trust & Banking Corp. 0.250%, due 07/17/15	98,000,000	97,947,597
National Australia Bank Ltd. 0.415%, due 01/08/16	132,500,000	132,115,087
Natixis 0.110%, due 05/06/15	40,000,000	39,999,389
Nordea Bank AB 0.245%, due 05/26/15	52,000,000	51,991,153
NRW Bank 0.110%, due 05/07/15	150,000,000	149,997,250
Skandinaviska Enskilda Banken AB
0.260%, due 05/26/15	79,700,000	79,685,610
0.320%, due 10/08/15	100,000,000	99,857,778
Sumitomo Mitsui Banking Corp. 0.250%, due 07/09/15	239,000,000	238,885,479

37

Prime Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Commercial paper[1]—(concluded)
Banking-non-US—(concluded)
Westpac Banking Corp.
0.301%, due 05/04/15[2]	$79,000,000	$79,000,000
0.360%, due 09/24/15	45,500,000	45,433,570
Westpac Securities NZ Ltd. 0.240%, due 06/10/15	135,000,000	134,964,000
		2,270,566,735
Energy-integrated—3.43%
CNPC Finance HK Ltd.
0.400%, due 05/04/15	52,000,000	51,998,266
0.400%, due 05/22/15	100,000,000	99,976,667
0.410%, due 05/18/15	100,000,000	99,980,639
Sinopec Century Bright Capital Investment Ltd.
0.340%, due 05/05/15	56,850,000	56,847,852
0.350%, due 05/19/15	125,000,000	124,978,125
0.350%, due 05/28/15	50,000,000	49,986,875
		483,768,424
Finance-captive automotive—1.06%
Toyota Motor Credit Corp. 0.260%, due 07/27/15	150,000,000	149,905,750
Finance-non-captive diversified—1.75%
General Electric Capital Corp.
0.260%, due 09/04/15	100,000,000	99,909,000
0.350%, due 10/02/15	148,000,000	147,778,411
		247,687,411
Total commercial paper (cost—$5,388,751,436)		5,388,751,436
Non-US government agency—0.96%
Export Development Canada
0.200%, due 05/01/15[2,3] (cost—$135,000,000)	135,000,000	135,000,000

38

Prime Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Short-term corporate obligations—7.68%
Banking-non-US—5.06%
Barclays Bank PLC
0.507%, due 05/11/15[2,4]	$225,000,000	$225,000,000
0.521%, due 05/11/15[2,4]	125,000,000	125,000,000
Royal Bank of Canada 0.361%, due 07/07/15[2,3]	175,000,000	175,000,000
Svenska Handelsbanken AB 0.371%, due 05/27/15[2,3]	190,000,000	190,000,000
		715,000,000
Banking-US—1.24%
Wells Fargo Bank N.A.
0.361%, due 06/15/15[2]	50,000,000	50,000,000
0.405%, due 06/22/15[2]	125,000,000	125,000,000
		175,000,000
Supranationals—1.38%
Inter-American Development Bank 0.230%, due 05/01/15[2]	75,000,000	75,003,068
International Bank for Reconstruction & Development 0.180%, due 05/01/15[2]	120,000,000	120,000,000
		195,003,068
Total short-term corporate obligations (cost—$1,085,003,068)		1,085,003,068
Repurchase agreements—7.81%
Repurchase agreement dated 04/30/15 with Goldman Sachs & Co., 0.090% due 05/01/15, collateralized by $1,585,000 Federal Home Loan Bank obligations, 0.375% due 02/19/16 to 06/10/16 and $860,000 Federal Home Loan Mortgage Corp. obligations, 1.100% due 10/03/17; (value—$2,448,780); proceeds: $2,400,006	2,400,000	2,400,000
Repurchase agreement dated 04/28/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.070% due 05/05/15, collateralized by $242,559,727 Government National Mortgage Association obligations, 3.500% due 03/20/45 to 04/20/45; (value—$255,000,000); proceeds: $250,003,403	250,000,000	250,000,000

39

Prime Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/29/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.070% due 05/06/15, collateralized by $313,979,382 Federal Home Loan Mortgage Corp. obligations, 2.091% to 5.500% due 05/15/23 to 04/01/45 and $1,361,141,088 Federal National Mortgage Association obligations, 1.889% to 10.500% due 03/25/19 to 05/01/45; (value—$459,000,000); proceeds: $450,006,125	$450,000,000	$450,000,000
Repurchase agreement dated 04/06/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.450% due 05/07/15, collateralized by $106,163,029 various asset-backed convertible bonds, zero coupon to 3.475% due 12/28/34 to 03/25/58; (value—$107,000,000); proceeds: $100,038,750[5]	100,000,000	100,000,000
Repurchase agreement dated 04/06/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.550% due 06/04/15, collateralized by $596,796,701 various asset-backed convertible bonds, zero coupon to 5.500% due 04/25/35 to 03/25/58; (value—$321,000,001); proceeds: $300,270,417[4,5]	300,000,000	300,000,000
Repurchase agreement dated 04/30/15 with State Street Bank and Trust Co., 0.000% due 05/01/15, collateralized by $310,000 Federal Home Loan Mortgage Corp. obligations, 2.000% due 11/02/22; (value—$306,279); proceeds: $300,000	300,000	300,000
Total repurchase agreements (cost—$1,102,700,000)		1,102,700,000
Total investments (cost—$14,118,781,490 which approximates cost for federal income tax purposes)—99.99%		14,118,781,490
Other assets in excess of liabilities—0.01%		1,349,088
Net assets—100.00%		$14,120,130,578

40

Prime Master Fund

Statement of net assets—April 30, 2015

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$789,681,419	$—	$789,681,419
Time deposits	—	1,595,000,000	—	1,595,000,000
Certificates of deposit	—	4,022,645,567	—	4,022,645,567
Commercial paper	—	5,388,751,436	—	5,388,751,436
Non-US government agency	—	135,000,000	—	135,000,000
Short-term corporate obligations	—	1,085,003,068	—	1,085,003,068
Repurchase agreements	—	1,102,700,000	—	1,102,700,000
Total	$—	$14,118,781,490	$—	$14,118,781,490

At April 30, 2015, there were no transfers between Level 1 and Level 2.

41

Prime Master Fund

Statement of net assets—April 30, 2015

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments
United States	37.5%
France	13.0
Sweden	10.7
Canada	9.5
Japan	6.6
Australia	5.8
Norway	4.2
United Kingdom	4.0
China	3.4
Germany	2.5
Netherlands	1.1
Luxembourg	1.0
Belgium	0.7
Total	100.0%

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.

[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.54% of net assets as of April 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Illiquid investment as of April 30, 2015.

[5]

Investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2015 and changes periodically. The maturity date reflects early termination date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2015.

42

See accompanying notes to financial statements

Treasury Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
US government obligations—21.76%
US Treasury Bills[1]
0.140%, due 01/07/16	$100,000,000	$99,902,389
0.180%, due 02/04/16	87,000,000	86,878,635
0.221%, due 02/04/16	150,000,000	149,744,250
0.272%, due 01/07/16	150,000,000	149,715,533
US Treasury Notes
0.078%, due 05/01/15[2]	500,000,000	499,929,172
0.250%, due 08/15/15	150,000,000	150,033,664
0.250%, due 09/15/15	200,000,000	200,102,942
0.250%, due 10/31/15	300,000,000	300,104,774
1.250%, due 10/31/15	500,000,000	502,784,659
1.375%, due 11/30/15	330,000,000	332,311,886
1.750%, due 07/31/15	276,485,000	277,655,493
Total US government obligations (cost—$2,749,163,397)		2,749,163,397
Repurchase agreements—76.55%

Repurchase agreement dated 04/29/15 with Barclays Capital, Inc., 0.060% due 05/06/15, collateralized by $129,756,500 US Treasury Bond, 8.125% due 08/15/19, $959,781 US Treasury Inflation Indexed Bonds, zero coupon due 10/15/18 to 04/15/26, $732,947,600 US Treasury Notes, 0.375% to 3.750% due 10/31/16 to 10/31/20, $53,253,200 US Treasury Bonds Principal STRIPs, zero coupon due 02/15/20 to 08/15/43, $92,812,690 US Treasury Bonds STRIPs, zero coupon due 08/15/18 to 11/15/41 and $562,000 US Treasury Notes Principal STRIPs, zero coupon due 11/15/15 to 11/15/23; (value—$1,020,000,051); proceeds: $1,000,011,667

	1,000,000,000	1,000,000,000
Repurchase agreement dated 04/30/15 with Barclays Capital, Inc., 0.100% due 05/01/15, collateralized by $59,317,600 US Treasury Note, 1.750% due 04/30/22; (value—$59,160,052); proceeds: $58,000,161	58,000,000	58,000,000

43

Treasury Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/28/15 with BNP Paribas Securities Corp., 0.060% due 05/05/15, collateralized by $30,626,000 US Treasury Bond, 3.625% due 02/15/44, $42,856,400 US Treasury Inflation Index Bond, 0.750% due 02/15/42, $105,364,700 US Treasury Inflation Index Notes, 0.125% due 04/15/17 to 04/15/18, $21,613,682 US Treasury Notes, 0.070% to 1.750% due 01/31/16 to 04/30/22, $6,852,205 US Treasury Bonds Principal STRIPs, zero coupon due 05/15/20 to 05/15/42 and $57,909,259 US Treasury Bonds STRIPs, zero coupon due 02/15/19 to 08/15/43; (value—$255,000,000); proceeds: $250,002,917	$250,000,000	$250,000,000
Repurchase agreement dated 04/30/15 with BNP Paribas Securities Corp., 0.100% due 05/01/15, collateralized by $763,200 US Treasury Inflation Index Note, 0.125% due 04/15/16, $6,613,300 US Treasury Notes, 0.070% to 4.125% due 05/15/15 to 06/30/16, $43,651,160 US Treasury Bonds Principal STRIPs, zero coupon due 05/15/20 to 11/15/40, $980,000 US Treasury Note Principal STRIPs, zero coupon due 11/15/17 and $1,511,021 US Treasury Bonds STRIPs, zero coupon due 05/15/35 to 05/15/40; (value—$30,600,000); proceeds: $30,000,083	30,000,000	30,000,000
Repurchase agreement dated 04/30/15 with Federal Reserve Bank of New York, 0.050% due 05/01/15, collateralized by $265,604,600 US Treasury Bonds, 4.250% to 4.500% due 05/15/38 to 05/15/39 and $5,411,165,300 US Treasury Notes, 1.375% to 3.625% due 02/28/18 to 08/15/23; (value—$5,885,008,210); proceeds: $5,885,008,174	5,885,000,000	5,885,000,000

44

Treasury Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/02/15 with Goldman Sachs & Co., 0.070% due 05/04/15, collateralized by $85,240,700 US Treasury Bills, zero coupon due 10/01/15 to 10/08/15, $163,717,700 US Treasury Bonds, 3.125% to 8.875% due 02/15/19 to 11/15/41, $622,186,600 US Treasury Notes, 0.109% to 4.500% due 06/30/15 to 05/15/24, $60,888,500 US Treasury Bonds Principal STRIPs, zero coupon due 08/15/29 to 08/15/40 and $85,503,635 US Treasury Bonds STRIPs, zero coupon due 08/15/21 to 02/15/34; (value—$1,020,000,013); proceeds: $1,000,062,222[3]	$1,000,000,000	$1,000,000,000
Repurchase agreement dated 04/06/15 with Goldman Sachs & Co., 0.070% due 05/04/15, collateralized by $67,586,800 US Treasury Bonds, 4.375% to 9.250% due 02/15/16 to 05/15/40, $186,484,100 US Treasury Notes, 0.375% to 2.500% due 03/15/16 to 08/15/23 and $61,046,500 US Treasury Bond Principal Strip, zero coupon due 05/15/43; (value—$306,000,082); proceeds: $300,016,333[3]	300,000,000	300,000,000
Repurchase agreement dated 04/28/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.060% due 05/05/15, collateralized by $69,643,300 US Treasury Note, 0.875% due 06/15/17 and $162,013,229 US Treasury Bond Strip, zero coupon due 05/15/24; (value—$204,000,000); proceeds: $200,002,333	200,000,000	200,000,000
Repurchase agreement dated 04/29/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.060% due 05/06/15, collateralized by $452,267,300 US Treasury Notes, 1.500% to 3.125% due 05/15/19 to 03/31/22; (value—$459,000,099); proceeds: $450,005,250	450,000,000	450,000,000

45

Treasury Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.100% due 05/01/15, collateralized by $61,905,800 US Treasury Inflation Index Note, 1.875% due 07/15/15 and $174,498,600 US Treasury Note, 2.125% due 09/30/21; (value—$255,000,060); proceeds: $250,000,694	$250,000,000	$250,000,000
Repurchase agreement dated 04/30/15 with State Street Bank and Trust Co., 0.000% due 05/01/15, collateralized by $470,000 US Treasury Note, 0.750% due 03/31/18; (value—$468,581); proceeds: $459,000	459,000	459,000

Repurchase agreement dated 04/30/15 with
Toronto-Dominion Bank, 0.100% due 05/07/15, collateralized by $23,810,000 US Treasury Bills, zero coupon due 07/09/15 to 10/22/15, $16,261,700 US Treasury Bonds, 2.750% to 5.250% due 11/15/28 to 05/15/44, $3,352,000 US Treasury Inflation Indexed Bonds, 0.625% to 2.125% due 02/15/40 to 02/15/43, $25,963,200 US Treasury Inflation Index Notes, 0.125% to 2.625% due 07/15/16 to 07/15/24, $112,622,500 US Treasury Notes, 0.250% to 3.625% due 05/31/15 to 02/15/25, $134,400,000 US Treasury Bonds Principal STRIPs, zero coupon due 11/15/39 to 05/15/44 and $1,000,000 US Treasury Bond STRIPs, zero coupon due 05/15/28; (value—$255,000,049); proceeds: $250,004,861

	250,000,000	250,000,000
Total repurchase agreements (cost—$9,673,459,000)		9,673,459,000
Total investments (cost—$12,422,622,397 which approximates cost for federal income tax purposes)—98.31%		12,422,622,397
Other assets in excess of liabilities—1.69%		213,661,594
Net assets—100.00%		$12,636,283,991

46

Treasury Master Fund

Statement of net assets—April 30, 2015

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$2,749,163,397	$—	$2,749,163,397
Repurchase agreements	—	9,673,459,000	—	9,673,459,000
Total	$—	$12,422,622,397	$—	$12,422,622,397

At April 30, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase.

[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]	Investment has a put feature which allows the Fund to accelerate the maturity to seven days following notice by the Fund.

Portfolio acronym

STRIP	Separate Trading of Registered Interest and Principal of Securities

47

See accompanying notes to financial statements

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—84.29%
Alabama—0.26%
University of Alabama Revenue (University Hospital), Series C, 0.100%, VRD	$3,500,000	$3,500,000
Alaska—1.67%
Alaska International Airports Revenue Refunding (System), Series A, 0.110%, VRD	7,000,000	7,000,000
Borough of North Slope, Series A, 2.000%, due 06/30/15	8,000,000	8,024,694
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project), 0.140%, VRD	300,000	300,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series B, 0.130%, VRD	2,235,000	2,235,000
Series C, 0.130%, VRD	5,050,000	5,050,000
		22,609,694
Arizona—0.79%
AK-Chin Indian Community Revenue, 0.110%, VRD	6,700,000	6,700,000
Pima County Industrial Development Authority Industrial Revenue (Tucson Electric Power Co.-Irvington Project), 0.110%, VRD	300,000	300,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (Barclays Capital Municipal Trust Receipts, Series 9W), 0.130%, VRD[1,2]	3,750,000	3,750,000
		10,750,000
California—6.82%
Antelope Valley-East Kern Water Agency, Series A-2, 0.120%, VRD	2,950,000	2,950,000
California State Kindergarten, Series A4, 0.120%, VRD	1,400,000	1,400,000
California State Revenue Anticipation Notes, 1.500%, due 06/22/15	20,000,000	20,039,420

48

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
California Statewide Communities Development Authority Revenue (University of San Diego), 0.110%, VRD	$1,870,000	$1,870,000
County of Riverside Tax & Revenue Anticipation Notes, 1.500%, due 06/30/15	2,000,000	2,004,546
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.070%, VRD	1,100,000	1,100,000
Los Angeles County Tax & Revenue Anticipation Notes, 1.500%, due 06/30/15	10,365,000	10,389,176
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.110%, VRD	4,375,000	4,375,000
Sacramento Municipal Utility District, Subordinate, Series L, 0.110%, VRD	21,820,000	21,820,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A, 0.110%, VRD	4,700,000	4,700,000
Series B, 0.120%, VRD	10,000,000	10,000,000
Santa Clara Electric Revenue, Subseries B, 0.130%, VRD	5,810,000	5,810,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series B, 0.110%, VRD	5,000,000	5,000,000
Series C, 0.110%, VRD	900,000	900,000
		92,358,142
Colorado—4.33%
Colorado State Education Loan Program Tax And Revenue Anticipation Notes, Series A, 1.000%, due 06/29/15	20,000,000	20,028,739
Colorado State General Fund Tax and Revenue Anticipation Notes, Series A, 2.000%, due 06/26/15	10,000,000	10,028,777

49

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Colorado—(concluded)
Denver City & County Certificates of Participation Refunding, Series A1, 0.130%, VRD	$19,065,000	$19,065,000
Series A2, 0.130%, VRD	8,100,000	8,100,000
Series A3, 0.130%, VRD	1,425,000	1,425,000
		58,647,516
District of Columbia—1.46%
District of Columbia Revenue (German Marshall Fund of the United States), 0.110%, VRD	4,000,000	4,000,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Series B-1, 0.100%, VRD	3,900,000	3,900,000
Subseries B-2, 0.100%, VRD	8,500,000	8,500,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2, 0.150%, VRD	3,400,000	3,400,000
		19,800,000
Florida—2.69%
Gainesville Utilities System Revenue, Series A, 0.100%, VRD	2,470,000	2,470,000
Hillsborough County School Board Certificates of Participation (Master Lease Program), Series C, 0.120%, VRD	28,125,000	28,125,000
JEA Water & Sewer System Revenue, Subseries B-1, 0.140%, VRD	5,840,000	5,840,000
		36,435,000
Georgia—1.87%
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.110%, VRD	10,250,000	10,250,000

50

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Georgia—(concluded)
Private Colleges & Universities Authority Revenue (Emory University) (concluded)
Series B-2, 0.130%, VRD	$15,150,000	$15,150,000
		25,400,000
Idaho—1.55%
Idaho Tax Anticipation Notes, 2.000%, due 06/30/15	21,000,000	21,065,260
Illinois—13.01%
Chicago Waterworks Revenue Refunding, Subseries 2004-1, 0.130%, VRD	5,000,000	5,000,000
City of Chicago, Series D-1, 0.130%, VRD	21,940,000	21,940,000
Series D-2, 0.130%, VRD	15,300,000	15,300,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.140%, VRD	11,200,000	11,200,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.110%, VRD	17,700,000	17,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.100%, VRD	8,100,000	8,100,000
Illinois Finance Authority Revenue (University of Chicago Medical Center), Series E-1, 0.120%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 0.120%, VRD	1,900,000	1,900,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A, 0.130%, VRD	14,100,000	14,100,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.130%, VRD	7,200,000	7,200,000

51

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois State, Series B-5, 0.140%, VRD	$27,700,000	$27,700,000
Series B-6, 0.090%, VRD	6,000,000	6,000,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B, 0.120%, VRD	7,300,000	7,300,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 0.110%, VRD	5,000,000	5,000,000
Series A-2D, 0.110%, VRD	14,000,000	14,000,000
Quad Cities Regional Economic Development Authority Revenue (Two Rivers YMCA Project), 0.140%, VRD	3,850,000	3,850,000
		176,290,000
Indiana—3.75%
Indiana Development Finance Authority Revenue (Educational Facilities-Eiteljorg Museum), 0.090%, VRD	10,900,000	10,900,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A, 0.120%, VRD	11,000,000	11,000,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A, 0.130%, VRD	8,300,000	8,300,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.090%, VRD	18,025,000	18,025,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured), 0.120%, VRD	2,600,000	2,600,000
		50,825,000
Kentucky—0.39%
Williamstown League of Cities Funding Trust Lease Revenue, Series A, 0.090%, VRD	5,245,000	5,245,000

52

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Louisiana—0.54%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series B, 0.140%, VRD	$815,000	$815,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.070%, VRD	6,500,000	6,500,000
		7,315,000
Maryland—1.34%
Washington Suburban Sanitation District Bond Anticipation Notes, Series A, 0.100%, VRD	2,000,000	2,000,000
Series B, 0.100%, VRD	5,200,000	5,200,000
Series B-2, 0.100%, VRD	11,000,000	11,000,000
		18,200,000
Massachusetts—2.98%
Massachusetts Development Finance Agency Revenue Refunding (Higher Education-Smith College), 0.110%, VRD	1,053,000	1,053,000
0.110%, VRD	1,996,000	1,996,000
Massachusetts Health & Educational Facilities Authority Revenue (Citigroup ROCS RR-II-R-11585), 0.110%, VRD[1,2]	10,000,000	10,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C, 0.130%, VRD	2,795,000	2,795,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior), Series A-1, 0.100%, VRD	24,500,000	24,500,000
		40,344,000
Michigan—1.00%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.130%, VRD	3,900,000	3,900,000

53

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Michigan—(concluded)
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 0.100%, VRD	$9,695,000	$9,695,000
		13,595,000
Minnesota—0.14%
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B, 0.110%, VRD	1,850,000	1,850,000
Mississippi—0.72%
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project), Series G, 0.110%, VRD	4,000,000	4,000,000
Series I, 0.110%, VRD	1,000,000	1,000,000
Series K, 0.120%, VRD	3,000,000	3,000,000
Series L, 0.130%, VRD	1,800,000	1,800,000
		9,800,000
Missouri—1.99%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5, 0.120%, VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School), 0.140%, VRD	3,610,000	3,610,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series B, 0.120%, VRD	14,200,000	14,200,000
Series C, 0.120%, VRD	600,000	600,000
0.120%, VRD	4,300,000	4,300,000

54

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Missouri—(concluded)
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University) (concluded)
Series D, 0.120%, VRD	$1,000,000	$1,000,000
		26,910,000
Nebraska—0.65%
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 0.140%, VRD	8,845,000	8,845,000
New Hampshire—0.38%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), 0.110%, VRD	5,125,000	5,125,000
New York—9.18%
Buffalo Municipal Water Finance Authority Revenue Refunding, 0.130%, VRD	9,360,000	9,360,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1, 0.120%, VRD	11,475,000	11,475,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C, 0.120%, VRD	4,400,000	4,400,000
New York City Housing Development Corp. Multi-Family Revenue (2 Gold Street), Series A, (FNMA Insured), 0.090%, VRD	3,700,000	3,700,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A, 0.080%, VRD	23,500,000	23,500,000
New York City Housing Development Corp. Revenue (Royal Properties), Series A, (FNMA Insured), 0.070%, VRD	6,000,000	6,000,000

55

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-1, 0.120%, VRD	$5,425,000	$5,425,000
Series BB-5, 0.110%, VRD	3,200,000	3,200,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A, 0.120%, VRD	2,700,000	2,700,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries A-4, 0.120%, VRD	13,400,000	13,400,000
New York City General Obligation Bonds, Subseries D-4, 0.120%, VRD	5,640,000	5,640,000
New York State Dormitory Authority Revenue (Cornell University), Series A, 0.100%, VRD	3,285,000	3,285,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 0.120%, VRD	1,950,000	1,950,000
Series A-2, 0.130%, VRD	2,000,000	2,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured), 0.070%, VRD	19,500,000	19,500,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 0.070%, VRD	5,000,000	5,000,000
Triborough Bridge & Tunnel Authority Revenue (General), Series B, 0.130%, VRD	3,870,000	3,870,000
		124,405,000
North Carolina—4.57%
Charlotte Water & Sewer System Revenue Refunding, Series C, 0.100%, VRD	16,115,000	16,115,000

56

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—(concluded)
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E, 0.120%, VRD	$2,200,000	$2,200,000
Series H, 0.120%, VRD	24,075,000	24,075,000
Guilford County, Series B, 0.110%, VRD	1,855,000	1,855,000
New Hanover County (School), 0.120%, VRD	1,940,000	1,940,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A, 0.110%, VRD	4,410,000	4,410,000
North Carolina State Obligation Refunding, Series E, 5.000%, due 05/01/15	10,000,000	10,000,000
University of North Carolina Chapel Hill Revenue, Series B, 0.140%, VRD	1,300,000	1,300,000
		61,895,000
Ohio—4.31%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.120%, VRD	13,040,000	13,040,000
Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456), 0.120%, VRD[1,2]	2,800,000	2,800,000
Columbus Sewer Revenue, Series B, 0.110%, VRD	29,000,000	29,000,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.100%, VRD	7,780,000	7,780,000
Ohio (Common Schools), Series B, 0.090%, VRD	1,865,000	1,865,000
Ohio Higher Educational Facilities Commission Revenue (JP Morgan PUTTERs, Series 3244Z), 0.120%, VRD[1,2]	2,845,000	2,845,000

57

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Ohio—(concluded)
Ohio State University Revenue, Series E, 0.070%, VRD	$1,000,000	$1,000,000
		58,330,000
Oregon—1.45%
Clackamas County Hospital Facility Authority Revenue (Legacy Health System), Series C, 0.130%, VRD	7,700,000	7,700,000
Oregon Health & Science University Revenue, Series C, 0.120%, VRD	895,000	895,000
Oregon State Tax Anticipation Notes, Series A, 2.000%, due 06/15/15	11,000,000	11,025,447
		19,620,447
Pennsylvania—3.36%
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.120%, VRD	2,770,000	2,770,000
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue, Series C, 0.140%, VRD	1,295,000	1,295,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3, 0.120%, VRD	5,325,000	5,325,000
Philadelphia Gas Works Revenue Refunding, Series C, 0.110%, VRD	5,000,000	5,000,000
Philadelphia Tax and Revenue Anticipation Notes, Series A, 1.000%, due 06/30/15	8,000,000	8,011,414
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2, 0.110%, VRD	12,000,000	12,000,000
Washington County Authority Refunding (University of Pennsylvania), 0.110%, VRD	3,370,000	3,370,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series A, 0.130%, VRD	2,540,000	2,540,000

58

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.130%, VRD	$5,255,000	$5,255,000
		45,566,414
Rhode Island—0.23%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology), 0.110%, VRD	2,780,000	2,780,000
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project), 0.130%, VRD	300,000	300,000
		3,080,000
Tennessee—0.32%
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 0.100%, VRD	4,370,000	4,370,000
Texas—7.29%
Alamo Community College District (Citigroup ROCS Series RR-II-R-883WF) (FGIC Insured), 0.110%, VRD[1,2]	7,750,000	7,750,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 0.130%, VRD	13,600,000	13,600,000
Subseries C-2, 0.130%, VRD	5,700,000	5,700,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-1, 0.130%, VRD	13,520,000	13,520,000
Series A-2, 0.130%, VRD	8,355,000	8,355,000
Harris County Hospital District Revenue Refunding (Senior Lien), 0.110%, VRD	4,710,000	4,710,000

59

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C, 0.100%, VRD	$6,100,000	$6,100,000
Texas State Transportation Commission Revenue (JP Morgan PUTTERs, Series 2563), 0.120%, VRD[1,2]	3,330,000	3,330,000
Texas Tax & Revenue Anticipation Notes, 1.500%, due 08/31/15	33,000,000	33,152,579
University of Texas University Revenues Refunding (Financing System), Series B, 0.080%, VRD	2,600,000	2,600,000
		98,817,579
Utah—0.42%
Murray City Utah, Hospital Revenue (IHC Health Services, Inc.), Series D, 0.110%, VRD	5,645,000	5,645,000
Virginia—1.65%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A, 0.110%, VRD	10,700,000	10,700,000
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2, 0.110%, VRD	3,455,000	3,455,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A, 0.070%, VRD	5,140,000	5,140,000
Series F, 0.120%, VRD	3,000,000	3,000,000
		22,295,000
Washington—2.93%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z), 0.120%, VRD[1,2]	4,995,000	4,995,000

60

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Washington—(concluded)
King County Sewer Revenue (Junior Lien), Series A, 0.120%, VRD	$21,850,000	$21,850,000
Washington Health Care Facilities Authority Revenue (Multicare Health Systems), Series C, 0.120%, VRD	5,215,000	5,215,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (New Haven Apartments) (FNMA Insured), 0.140%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace), 0.130%, VRD	3,750,000	3,750,000
		39,710,000
Wisconsin—0.25%
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan Services), Series B, 0.130%, VRD	3,450,000	3,450,000
Total municipal bonds and notes (cost—$1,142,094,052)		1,142,094,052
Tax-exempt commercial paper—15.57%
California—1.18%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1, 0.090%, due 07/08/15	6,000,000	6,000,000
Sacramento Municipal Utility District, 0.040%, due 05/07/15	10,000,000	10,000,000
		16,000,000
Illinois—0.78%
Illinois Educational Facilities Authority Revenue, 0.060%, due 06/03/15	10,615,000	10,615,000
Maryland—1.84%
Johns Hopkins University, 0.050%, due 05/07/15	6,900,000	6,900,000

61

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Tax-exempt commercial paper—(continued)
Maryland—(concluded)
Montgomery County, 0.040%, due 05/05/15	$10,000,000	$10,000,000
0.040%, due 05/07/15	8,000,000	8,000,000
		24,900,000
Minnesota—2.21%
Mayo Clinic, 0.080%, due 08/05/15	20,000,000	20,000,000
0.080%, due 08/06/15	10,000,000	10,000,000
		30,000,000
Missouri—0.86%
University of Missouri, 0.050%, due 05/18/15	11,583,000	11,583,000
Tennessee—1.18%
Vanderbilt University, 0.120%, due 08/05/15	8,000,000	8,000,000
0.140%, due 07/07/15	8,000,000	8,000,000
		16,000,000
Texas—4.06%
Dallas Area Rapid Transit,
0.060%, due 05/06/15	4,000,000	4,000,000
0.060%, due 05/12/15	6,000,000	6,000,000
0.080%, due 08/06/15	4,000,000	4,000,000
0.080%, due 08/06/15	4,000,000	4,000,000
0.080%, due 08/20/15	10,000,000	10,000,000
0.080%, due 09/01/15	5,000,000	5,000,000
University of Texas,
0.040%, due 05/27/15	10,000,000	10,000,000
0.050%, due 05/19/15	12,000,000	12,000,000
		55,000,000
Virginia—2.35%
University of Virginia,
0.050%, due 05/12/15	7,900,000	7,900,000
0.050%, due 05/14/15	4,000,000	4,000,000

62

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Virginia—(concluded)
University of Virginia (concluded)
0.060%, due 05/19/15	$10,000,000	$10,000,000
0.050%, due 05/20/15	10,000,000	10,000,000
		31,900,000
Washington—1.11%
University of Washington, 0.100%, due 07/07/15	10,000,000	10,000,000
0.100%, due 11/09/15	5,000,000	5,000,000
		15,000,000
Total tax-exempt commercial paper (cost—$210,998,000)		210,998,000
Total investments (cost—$1,353,092,052 which approximates cost for federal income tax purposes)—99.86%		1,353,092,052
Other assets in excess of liabilities—0.14%		1,926,716
Net assets—100.00%		$1,355,018,768

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$1,142,094,052	$—	$1,142,094,052
Tax-exempt commercial paper	—	210,998,000	—	210,998,000
Total	$—	$1,353,092,052	$—	$1,353,092,052

At April 30, 2015, there were no transfers between Level 1 and Level 2.

63

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.62% of net assets as of April 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2015 and reset periodically.

64

See accompanying notes to financial statements

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2014 to April 30, 2015.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

65

Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

66

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value November 1, 2014	Ending account value April 30, 2015	Expenses paid during period[1] 11/01/14 to 04/30/15	Expense ratio during the period
Actual	$1,000.00	$1,000.60	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund

	Beginning account value November 1, 2014	Ending account value April 30, 2015	Expenses paid during period[1] 11/01/14 to 04/30/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.30	0.06

Tax-Free Master Fund

	Beginning account value November 1, 2014	Ending account value April 30, 2015	Expenses paid during period[1] 11/01/14 to 04/30/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.60	0.20	0.04

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

67

Master Trust

Portfolio characteristics at a glance (unaudited)

Prime Master Fund

Characteristics	04/30/15	10/31/14	04/30/14
Weighted average maturity[1]	44 days	43 days	35 days
Net assets (bln)	$14.1	$14.2	$15.8
Portfolio composition[2]	04/30/15	10/31/14	04/30/14
Commercial paper	38.1%	37.0%	35.2%
Certificates of deposit	28.5	27.6	24.6
Time deposits	11.3	13.6	13.8
Repurchase agreements	7.8	7.7	13.6
Short-term corporate obligations	7.7	7.8	7.1
US government and agency obligations	5.6	4.6	5.0
Non-US government obligations	1.0	0.8	0.7
Other assets less liabilities	0.0 [3]	0.9	0.0 [3]
Total	100.0%	100.0%	100.0%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

[3]	Represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

68

Master Trust

Portfolio characteristics at a glance (unaudited)

Treasury Master Fund

Characteristics	04/30/15	10/31/14	04/30/14
Weighted average maturity[1]	36 days	28 days	27 days
Net assets (bln)	$12.6	$12.1	$12.5
Portfolio composition[2]	04/30/15	10/31/14	04/30/14
Repurchase agreements	76.5%	76.5%	72.4%
US government obligations	21.8	18.8	25.1
Other assets less liabilities	1.7	4.7	2.5
Total	100.00%	100.00%	100.0%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

69

Master Trust

Portfolio characteristics at a glance (unaudited) (concluded)

Tax-Free Master Fund

Characteristics	04/30/15	10/31/14	04/30/14
Weighted average maturity[1]	19 days	33 days	23 days
Net assets (bln)	$1.4	$1.6	$1.4
Portfolio composition[2]	04/30/15	10/31/14	04/30/14
Municipal bonds and notes	84.3%	87.8%	84.2%
Tax-exempt commercial paper	15.6	12.1	15.7
Other assets less liabilities	0.1	0.1	0.1
Total	100.0%	100.0%	100.0%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

70

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71

Master Trust

Statement of operations

For the year ended April 30, 2015

Prime Master Fund
Investment income:
Interest	$32,174,454

Expenses:
Investment advisory and administration fees	14,987,053
Trustees’ fees	117,027
15,104,080
Fee waivers by investment advisor	—
Net expenses	15,104,080
Net investment income	17,070,374
Net realized gain	134,885
Net increase in net assets resulting from operations	$17,205,259

72

See accompanying notes to financial statements

Treasury Master Fund	Tax-Free Master Fund

$8,134,997	$837,730

12,247,020	1,507,978
106,922	31,471
12,353,942	1,539,449
(5,455,624)	(855,817)
6,898,318	683,632
1,236,679	154,098
362,897	26,605
$1,599,576	$180,703

73

See accompanying notes to financial statements

Master Trust

Statement of changes in net assets

	For the years ended April 30,

	2015	2014
Prime Master Fund
From operations:
Net investment income	$17,070,374	$20,089,113
Net realized gain	134,885	199,522
Net increase in net assets resulting from operations	17,205,259	20,288,635
Net decrease in net assets from beneficial interest transactions	(1,660,811,709)	(3,394,160,779)
Net decrease in net assets	(1,643,606,450)	(3,373,872,144)
Net assets:
Beginning of year	15,763,737,028	19,137,609,172
End of year	$14,120,130,578	$15,763,737,028

Treasury Master Fund
From operations:
Net investment income	$1,236,679	$1,367,051
Net realized gain	362,897	111,413
Net increase in net assets resulting from operations	1,599,576	1,478,464
Net increase in net assets from beneficial interest transactions	123,527,693	284,127,950
Net increase in net assets	125,127,269	285,606,414
Net assets:
Beginning of year	12,511,156,722	12,225,550,308
End of year	$12,636,283,991	$12,511,156,722

Tax-Free Master Fund
From operations:
Net investment income	$154,098	$233,380
Net realized gain	26,605	107,759
Net increase in net assets resulting from operations	180,703	341,139
Net decrease in net assets from beneficial interest transactions	(36,199,458)	(165,629,447)
Net decrease in net assets	(36,018,755)	(165,288,308)
Net assets:
Beginning of year	1,391,037,523	1,556,325,831
End of year	$1,355,018,768	$1,391,037,523

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Master Trust

Financial highlights

Selected financial data throughout each year is presented below:

Year ended April 30,
2015
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.10%
Net investment income	0.11%
Supplemental data:
Total investment return[1]	0.11%
Net assets, end of year (000’s)	$14,120,131

Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.06%
Net investment income	0.01%
Supplemental data:
Total investment return[1]	0.01%
Net assets, end of year (000’s)	$12,636,284

Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.04%
Net investment income	0.01%
Supplemental data:
Total investment return[1]	0.01%
Net assets, end of year (000’s)	$1,355,019

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

[2]	Waiver by advisor represents less than 0.005%.

76

See accompanying notes to financial statements

Years ended April 30,
2014	2013	2012	2011

0.10%	0.10%	0.10%	0.10%
0.10%	0.10%	0.10%	0.10%
0.11%	0.19%	0.19%	0.21%

0.11%	0.19%	0.20%	0.21%
$15,763,737	$19,137,609	$15,688,562	$29,569,454

0.10%	0.10%	0.10%	0.10%
0.06%	0.10%[2]	0.06%	0.10%[2]
0.01%	0.05%	0.01%	0.09%

0.01%	0.05%	0.01%	0.09%
$12,511,157	$12,225,550	$13,044,384	$7,219,706

0.10%	0.10%	0.10%	0.10%
0.07%	0.10%[2]	0.10%[2]	0.10%
0.01%	0.06%	0.06%	0.18%

0.02%	0.07%	0.06%	0.18%
$1,391,038	$1,556,326	$1,160,792	$1,485,784

77

See accompanying notes to financial statements

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal

78

Master Trust

Notes to financial statements

laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with US GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least

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Master Trust

Notes to financial statements

equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). Prime Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

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Master Trust

Notes to financial statements

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Master Funds’ Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2015, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,183,406, $712,600 and $56,853, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its investment advisory and administration fees in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At April 30, 2015, UBS Global AM was obligated to reduce its investment advisory and administration fees otherwise receivable by $27,242, $25,963 and $7,437 for the independent trustees fees related to Prime Master Fund,

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Master Trust

Notes to financial statements

Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS Global AM has undertaken to waive fees in the event that the current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the year ended April 30, 2015, UBS Global AM voluntarily waived $5,455,624 and $855,817, respectively, for Treasury Master Fund and Tax-Free Master Fund for that purpose; such amount is not subject to future recoupment.

Under normal conditions, the Master Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by the Master Funds’ investment manager. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations. There were no investments in Private Money Market by the Master Funds during the year.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master

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Master Trust

Notes to financial statements

Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2015, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$1,471,988,740
Tax-Free Master Fund	122,034,200

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending

Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. The Master Funds did not engage in securities lending during the year.

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Master Trust

Notes to financial statements

Beneficial interest transactions

	For the years ended April 30,
	2015	2014
Prime Master Fund
Contributions	$46,715,500,630	$49,173,642,552
Withdrawals	(48,376,312,339)	(52,567,803,331)
Net decrease in beneficial interest	$(1,660,811,709)	$(3,394,160,779)

	For the years ended April 30,
	2015	2014
Treasury Master Fund
Contributions	$25,098,121,478	$25,983,033,439
Withdrawals	(24,974,593,785)	(25,698,905,489)
Net increase in beneficial interest	$123,527,693	$284,127,950

	For the years ended April 30,
	2015	2014
Tax-Free Master Fund
Contributions	$1,679,665,637	$1,704,139,597
Withdrawals	(1,715,865,095)	(1,869,769,044)
Net decrease in beneficial interest	$(36,199,458)	$(165,629,447)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and

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Master Trust

Notes to financial statements

concluded, as of April 30, 2015, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2015, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2015, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Regulatory Developments

On July 23, 2014, the SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes will not become mandatory until October 2016. The most significant change is a requirement that institutional prime money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury and retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. UBS Global AM is currently evaluating the potential impact of these changes on the Master Funds and expects to update shareholders further in advance of the October 2016 deadline.

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Master Trust

Report of independent registered public accounting firm

To the Interest holders and Board of Trustees of Master Trust

We have audited the accompanying statements of net assets of Master Trust (comprising, respectively, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (the “Trust”) as of April 30, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2015 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Master Trust at April 30, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and

86

Master Trust

the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York

June 29, 2015

87

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

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89

UBS Select Investor Funds

Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustees or for which a person served as an officer, and other directorships held by the trustees.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Meyer Feldberg††; 73 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world) (2007-2014). Prior to 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).

90

UBS Select Investor Funds

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Professor Feldberg is a director or trustee of 18 investment companies (consisting of 50 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics) and the New York City Ballet.

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UBS Select Investor Funds

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Richard Q. Armstrong; 79 c/o Keith A. Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A Enterprises (management consulting firm) (since 1991 and principal occupation since 1995). Mr. Armstrong was president or chairman of a number of packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages and Moët Hennessy) (from 1982 until 1995).

Alan S. Bernikow; 74 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

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UBS Select Investor Funds

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Armstrong is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Mr. Bernikow is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of the compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of Destination XL Group, Inc. (menswear) (and serves as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N.A.

93

UBS Select Investor Funds

Supplemental information (unaudited)

Independent Trustees (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Richard R. Burt; 68 McLarty Associates 900 17th Street NW, Washington DC 20006	Trustee	Since 1998	Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009. Prior to 2007, he was chairman of Diligence Inc. (information and risk management firm).

Bernard H. Garil; 75 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

Heather R. Higgins; 55 c/o Keith A. Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or had served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable. She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).

94

UBS Select Investor Funds

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Burt is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).

Mr. Garil is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.

Mr. Garil is also a director of OFI Trust Company (commercial trust company), the Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Ms. Higgins is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

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UBS Select Investor Funds

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

David Malpass; 59 Encima Global, LLC 645 Madison Avenue New York, NY 10022	Trustee	Since May 2014	Mr. Malpass is the president and founder of Encima Global, LLC (economic research and consulting) (since 2008). From 1993 until 2008, he was Chief Economist and Senior Managing Director of Bear, Stearns & Co. (financial services firm).

96

UBS Select Investor Funds

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Malpass is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Malpass is also a director of New Mountain Finance Corp. (business development company and serves as a member of its audit committee).

97

UBS Select Investor Funds

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Joseph Allessie*; 49	Vice President, Assistant Secretary and Chief Compliance Officer	Since 2005 (Vice President and Assistant Secretary); Since July 2014 (Chief Compliance Officer)	Mr. Allessie is a managing director (since 2015) (prior to which he was an executive director) at UBS Global AM—Americas region. Mr. Allessie is head of compliance and operational risk control for the UBS Global Asset Management Division in the Americas with oversight for traditional and alternative investment businesses in Canada, the US and Cayman Islands. Prior to that he served as deputy general counsel of UBS Global AM—Americas region (from 2005 to 2014). Mr. Allessie is a vice president, assistant secretary and chief compliance officer (prior to which he was interim chief compliance officer) (from January to July 2014) of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM serves as investment advisor or manager.

Rose Ann Bubloski*; 47	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director) and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. She is vice president and assistant treasurer of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM serves as investment advisor or manager.

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Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Mark E. Carver*; 51	President	Since 2010	Mr. Carver is a managing director and head of product development and management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM serves as investment advisor or manager.

Thomas Disbrow*; 49	Vice President and Treasurer	Since 2000 (Vice President); Since 2004 (Treasurer)	Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director) (since 2007) and head of North American fund treasury (since 2011) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

99

UBS Select Investor Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Elbridge T. Gerry III*; 58	Vice President	Since 1999	Mr. Gerry is a managing director and head of municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of three investment companies (consisting of 19 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Christopher S. Ha*; 35	Vice President and Assistant Secretary	Since 2012	Mr. Ha is a director and associate general counsel (since September 2012) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Mr. Ha was of counsel at Buhler, Duggal & Henry LLP (law firm) (from March 2012 to July 2012) and an associate attorney at Dechert LLP (law firm) (from 2007 to 2009). Mr. Ha is a vice president and assistant secretary of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Erin O. Houston*; 38	Vice President	Since 2009	Ms. Houston is a director (since 2012) (prior to which she was an associate director) (since 2009) and portfolio manager (since 2009) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Ms. Houston was with Western Investors (from 2005 to 2009) and Citigroup Asset Management (2005). Ms. Houston is a vice president of three investment companies (consisting of 19 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

100

UBS Select Investor Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Mark F. Kemper**; 57	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He has been secretary of UBS Global AM—Americas region (since 2004) and assistant secretary of UBS Global Asset Management Trust Company (since 1993). Mr. Kemper is vice president and secretary of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Joanne M. Kilkeary*; 47	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is an executive director (since 2013) (prior to that she was a director) (since 2008) (prior to which she was an associate director) (since 2000) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

101

UBS Select Investor Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Cindy Lee*; 39	Vice President and Assistant Treasurer	Since November 2014	Ms. Lee is an associate director (since 2009) prior to which she was a fund treasury manager (from 2007 to 2009) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Lee is a vice president and assistant treasurer of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM serves as investment advisor or manager.

Tammie Lee*; 44	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director (since 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region (since 2005). Ms. Lee is a vice president and assistant secretary of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

102

UBS Select Investor Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Ryan Nugent*; 37	Vice President	Since 2009	Mr. Nugent is a director (since 2010) (prior to which he was an associate director) (since 2004), portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS Global AM—Americas region. Prior to that he was an assistant portfolio manager to the tax free money market funds (since 2002). Mr. Nugent is a vice president of three investment companies (consisting of 19 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Nancy Osborn*; 49	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

103

UBS Select Investor Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Robert Sabatino**; 41	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2009) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of five investment companies (consisting of 36 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Eric Sanders*; 49	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Andrew Shoup*; 58	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and global head of the global treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Mr. Shoup is a vice president and chief operating officer of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

104

UBS Select Investor Funds

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Keith A. Weller*; 53	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Mandy Yu*; 31	Vice President	Since 2013	Ms. Yu is an authorized officer (since 2012) and tax compliance manager (since 2013) of the US mutual fund treasury administration department of UBS Global AM—Americas region. She was a fund treasury manager (from 2012 to 2013) and a mutual fund administrator (from 2007 to 2012) for UBS Global AM—Americas region. Ms. Yu is a vice president of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

†	Each trustee serves an indefinite term of office. Officers of the Fund are appointed by the trustees and serve at the pleasure of the Board.

††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) because he is a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions.

105

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106

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108

Trustees

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins David Malpass

Principal Officers

Mark E. Carver President Mark F. Kemper Vice President and Secretary Elbridge T. Gerry III Vice President	Thomas Disbrow Vice President and Treasurer Robert Sabatino Vice President Erin O. Houston Vice President

Administrator (and Manager for the Master Funds)

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Global Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2015. All rights reserved.

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1135

Money Market Funds

UBS Select Capital Funds

Annual Report

April 30, 2015

UBS Select Prime Capital Fund

UBS Select Treasury Capital Fund

UBS Select Tax-Free Capital Fund

UBS Select Capital Funds

June 12, 2015

Dear Shareholder,

We present you with the annual report for the UBS Select Capital Series of Funds, namely the UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund, and UBS Select Tax-Free Capital Fund (the “Funds”) for the 12 months ended April 30, 2015 (the “reporting period”).

Performance

Throughout the reporting period, the US Federal Reserve Board (the “Fed”) continued to hold the federal funds rate at a historically low range between 0% and 0.25%. The federal funds rate, or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) This continued to depress yields on a wide range of short-term investments. As a result, the Funds’ yields remained low during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Capital Fund: 0.04% as of April 30, 2015, versus 0.01% on April 30, 2014.

•	UBS Select Treasury Capital Fund: 0.01% as of April 30, 2015, unchanged from April 30, 2014.

UBS Select Prime Capital Fund

UBS Select Treasury Capital Fund

Investment goals (both Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Manager:

Robert Sabatino

UBS Global Asset Management (Americas) Inc.

Commencement:

July 16, 2012

Dividend payments:

Monthly

UBS Select Tax-Free Capital Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

(continued on next page)

UBS Select Capital Funds

•	UBS Select Tax-Free Capital Fund: 0.01% as of April 30, 2015, unchanged from April 30, 2014.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 10 and 11.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.

Growth in the US was mixed during the reporting period. US gross domestic product (“GDP”) growth accelerated to a 4.6% seasonally adjusted annualized rate during the second quarter of 2014. GDP increased to a 5.0% rate during the third quarter of 2014, the highest rate since the third quarter of 2003, and then moderated to a 2.2% rate during the fourth quarter of 2014. Finally, first quarter 2015 GDP contracted 0.7%.[1] This was partially attributed to severe winter weather in parts of the country.

Q.	How did the Fed react to the economic environment?
A.	The Fed largely maintained its accommodative monetary policy during the reporting period. The central bank continued to hold the fed funds rate at a historically low range between 0% and 0.25%. However, at the Fed’s meeting in October 2014, it said that it had concluded its asset purchase program, also known as quantitative easing. At its March 2015 meeting, the Fed said that it “… anticipates that it will be appropriate to raise the target range for the federal funds rate when it has seen further improvement in the labor market and is reasonably confident that inflation will move back to its 2% objective over the medium term.”

Portfolio Managers:

Elbridge T. Gerry III

Erin O. Houston

UBS Global Asset Management (Americas) Inc.

Commencement:

July 16, 2012

Dividend payments:

Monthly

[1]	Based on the Commerce Department’s second estimate announced on May 29, 2015, after the reporting period had ended.

UBS Select Capital Funds

Finally, at the Fed’s meeting that concluded on April 29, 2015, it said “…even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.”

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Capital Fund invests, we tactically adjusted its weighted average maturity (“WAM”)—which is the weighted average maturity of the securities in the portfolio—throughout the 12-month review period. When the reporting period began, the Master Fund had a WAM of 35 days. By the end of the period we had lengthened the Master Fund’s WAM to 44 days.

At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposures to certificates of deposit and commercial paper and, to lesser extents, short-term corporate obligations, US government and agency obligations, and non-US government obligations. In contrast, we decreased the Master Fund’s exposures to repurchase agreements and time deposits. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.)

UBS Select Capital Funds

•

The WAM for the Master Fund in which UBS Select Treasury Capital Fund invests was 27 days when the reporting period began. Over the review period, the WAM was increased, and at the end of the period, on April 30, 2015, it was 36 days. At the security level, we increased the Master Fund’s exposure to repurchase agreements and reduced its exposure to direct US government obligations.

•

The WAM for the Master Fund in which UBS Select Tax-Free Capital Fund invests was 23 days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period, its WAM was 19 days. Over the review period, we modestly increased the Master Fund’s allocation to municipal bonds and notes, while slightly paring its exposure to tax-exempt commercial paper.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	Economic data in the US has recently pointed to a slowdown in economic activity, including disappointing retail sales and manufacturing numbers. We believe moderating growth was partially due to severe winter weather in parts of the country. In our view, the US economy should gain some momentum as the year progresses. That said, we do not expect to see robust growth given continued slack in some areas of the economy, generally weak growth overseas and the impact from the stronger US dollar. We believe the Fed will start raising rates later in 2015, but that its approach to policy normalization will be very gradual. We anticipate continuing to manage the Funds focusing on risk and liquidity.

Also, as discussed in our last report to you, the US Securities and Exchange Commission (“SEC”) adopted new regulations for money market funds in 2014 (while also proposing more changes to be adopted in the future). There is a transition period ranging until October 2016 (for the most significant changes). We expect to communicate further to shareholders of UBS Select Prime Capital Fund and UBS Select Tax-Free Capital Fund regarding transitioning

UBS Select Capital Funds

into compliance with the new laws. (UBS Select Treasury Capital Fund recently adopted a more restrictive investment policy to bring it into compliance with the regulations that become effective in October 2016; the new policy adopted by the UBS Select Treasury Capital Fund is not expected to materially impact how it invests.)

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds, please contact your financial advisor, or visit us at www.ubs.com/globalam-us.*

Sincerely,

Mark E. Carver President—UBS Money Series UBS Select Prime Capital Fund UBS Select Treasury Capital Fund UBS Select Tax-Free Capital Fund Managing Director UBS Global Asset Management (Americas) Inc.	Elbridge T. Gerry III Portfolio Manager— UBS Select Tax-Free Capital Fund Managing Director UBS Global Asset Management (Americas) Inc.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

UBS Select Capital Funds

Robert Sabatino Portfolio Manager— UBS Select Prime Capital Fund UBS Select Treasury Capital Fund Managing Director UBS Global Asset Management (Americas) Inc.	Erin O. Houston Portfolio Manager— UBS Select Tax-Free Capital Fund Director UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12 months ended April 30, 2015. The views and opinions in the letter were current as of June 12, 2015. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

UBS Select Capital Funds

Understanding your Fund’s expenses (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2014 to April 30, 2015.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

UBS Select Capital Funds

Understanding your Fund’s expenses (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

UBS Select Capital Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

UBS Select Prime Capital Fund

	Beginning account value November 1, 2014	Ending account value[2] April 30, 2015	Expenses paid during period[3] 11/01/14 to 04/30/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.99	0.20%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.80	1.00	0.20

UBS Select Treasury Capital Fund

	Beginning account value November 1, 2014	Ending account value[2] April 30, 2015	Expenses paid during period[3] 11/01/14 to 04/30/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.30	0.06

UBS Select Tax-Free Capital Fund

	Beginning account value November 1, 2014	Ending account value[2] April 30, 2015	Expenses paid during period[3] 11/01/14 to 04/30/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.60	0.20	0.04

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

[2]

“Actual–Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

UBS Select Capital Funds

Yields and characteristics at a glance (unaudited)

UBS Select Prime Capital Fund

Yields and characteristics	04/30/15	10/31/14	04/30/14
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.04%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.04	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.12)	(0.16)	(0.24)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.12)	(0.16)	(0.24)
Weighted average maturity[2]	44 days	43 days	35 days
Net assets (mm)	$1,908.5	$2,176.3	$1,749.5

UBS Select Treasury Capital Fund

Yields and characteristics	04/30/15	10/31/14	04/30/14
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.29)	(0.31)	(0.32)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.29)	(0.31)	(0.32)
Weighted average maturity[2]	36 days	28 days	27 days
Net assets (mm)	$1,582.6	$1,245.0	$1,333.3

UBS Select Capital Funds

Yields and characteristics at a glance (unaudited) (concluded)

UBS Select Tax-Free Capital Fund

Yields and characteristics	04/30/15	10/31/14	04/30/14
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.27)	(0.32)	(0.30)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.27)	(0.32)	(0.30)
Weighted average maturity[2]	19 days	33 days	23 days
Net assets (mm)	$849.4	$934.0	$845.2

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund, and UBS Select Tax-Free Capital Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS Select Capital Funds

Statement of assets and liabilities

April 30, 2015

UBS Select Prime Capital Fund
Assets:
Investment in Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”), at value (cost—$1,908,703,404; $1,582,644,598 and $849,412,839, respectively, which approximates cost for federal income tax purposes)	$1,908,703,404
Receivable from affiliate	—
Other assets	42,484
Total assets	1,908,745,888

Liabilities:
Payable to affiliate	155,403
Dividends payable to shareholders	65,100
Accrued expenses and other liabilities	75,385
Total liabilities	295,888

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 1,908,436,449; 1,582,598,115 and 849,379,852 outstanding, respectively	$1,908,436,449
Accumulated net realized gain	13,551
Net assets	$1,908,450,000
Net asset value per share	$1.00

See accompanying notes to financial statements

UBS Select Treasury Capital Fund	UBS Select Tax-Free Capital Fund

$1,582,644,598	$849,412,839
23,865	15,475
27,083	23,097
1,582,695,546	849,451,411

—	—
12,315	7,468
52,011	47,598
64,326	55,066

$1,582,598,115	$849,379,852
33,105	16,493
$1,582,631,220	$849,396,345
$1.00	$1.00

See accompanying notes to financial statements

UBS Select Capital Funds

Statement of operations

For the year ended ended April 30, 2015

UBS Select Prime Capital Fund

Investment income:
Interest income allocated from Master	$4,517,687
Expenses allocated from Master	(2,113,881)
Expense waiver allocated from Master	—
Net investment income allocated from Master	2,403,806

Expenses:
Service fees	3,170,442
Administration fees	2,113,473
Transfer agency fees	144,948
Professional fees	49,577
Trustees’ fees	35,668
Insurance fees	31,118
Reports and notices to shareholders	27,628
State registration fees	23,862
Accounting fees	14,000
Other expenses	19,065
5,629,781
Fee waivers and/or expense reimbursements by administrator and distributor	(3,607,843)
Net expenses	2,021,938
Net investment income	381,868
Net realized gain allocated from Master	20,287
Net increase in net assets resulting from operations	$402,155

See accompanying notes to financial statements

UBS Select Treasury Capital Fund	UBS Select Tax-Free Capital Fund

$889,538	$510,443
(1,348,998)	(940,207)
594,502	523,878
135,042	94,114

2,023,495	1,410,303
1,348,985	940,024
92,176	65,176
49,098	55,242
30,487	26,893
20,187	11,300
14,228	15,676
24,888	27,046
14,000	14,000
14,096	11,346
3,631,640	2,577,006
(3,631,496)	(2,577,003)
144	3
134,898	94,111
39,972	16,526
$174,870	$110,637

See accompanying notes to financial statements

UBS Select Prime Capital Fund

Statement of changes in net assets

	For the years ended April 30,
	2015	2014
From operations:
Net investment income	$381,868	$376,742
Net realized gain	20,287	27,376
Net increase in net assets resulting from operations	402,155	404,118
Dividends and distributions to shareholders from:
Net investment income	(381,868)	(376,742)
Net realized gains	(6,830)	(30,784)
Total dividends and distributions to shareholders	(388,698)	(407,526)
Net increase (decrease) in net assets from beneficial interest transactions	158,946,612	(1,038,842,045)
Net increase (decrease) in net assets	158,960,069	(1,038,845,453)
Net assets:
Beginning of year	1,749,489,931	2,788,335,384
End of year	$1,908,450,000	$1,749,489,931
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS Select Treasury Capital Fund

Statement of changes in net assets

	For the years ended April 30,
	2015	2014
From operations:
Net investment income	$134,898	$149,463
Net realized gain	39,972	11,799
Net increase in net assets resulting from operations	174,870	161,262
Dividends and distributions to shareholders from:
Net investment income	(134,898)	(149,463)
Net realized gains	(13,483)	(17,384)
Total dividends and distributions to shareholders	(148,381)	(166,847)
Net increase (decrease) in net assets from beneficial interest transactions	249,309,843	(303,732,583)
Net increase (decrease) in net assets	249,336,332	(303,738,168)
Net assets:
Beginning of year	1,333,294,888	1,637,033,056
End of year	$1,582,631,220	$1,333,294,888
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS Select Tax-Free Capital Fund

Statement of changes in net assets

	For the years ended April 30,
	2015	2014
From operations:
Net investment income	$94,111	$86,139
Net realized gain	16,526	58,363
Net increase in net assets resulting from operations	110,637	144,502
Dividends and distributions to shareholders from:
Net investment income	(94,111)	(86,139)
Net realized gains	(51,538)	(41,582)
Total dividends and distributions to shareholders	(145,649)	(127,721)
Net increase in net assets from beneficial interest transactions	4,248,699	86,277,825
Net increase in net assets	4,213,687	86,294,606
Net assets:
Beginning of year	845,182,658	758,888,052
End of year	$849,396,345	$845,182,658
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS Select Prime Capital Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Years ended April 30,		For the period July 16, 2012[1] to April 30, 2013
	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.000 [2]	0.000 [2]	0.001
Net realized gain	0.000 [2]	0.000 [2]	0.000 [2]
Net increase from operations	0.000 [2]	0.000 [2]	0.001
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.001)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00
Total investment return[3]	0.02%	0.02%	0.07%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.37%	0.37%	0.36%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.20%	0.20%	0.20%[5]
Net investment income[4]	0.02%	0.02%	0.08%[5]
Supplemental data:
Net assets, end of period (000’s)	$1,908,450	$1,749,490	$2,788,335

[1]	Commencement of operations.

[2]	Amount represents less than $0.0005 per share.

[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master.

[5]	Annualized.

See accompanying notes to financial statements

UBS Select Treasury Capital Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Years ended April 30,		For the period July 16, 2012[1] to April 30, 2013
	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.000 [2]	0.000 [2]	0.000 [2]
Net realized gain	0.000 [2]	0.000 [2]	0.000 [2]
Net increase from operations	0.000 [2]	0.000 [2]	0.000 [2]
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total investment return[3]	0.01%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.37%	0.37%	0.37%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.06%	0.06%	0.14%[5]
Net investment income[4]	0.01%	0.01%	0.01%[5]
Supplemental data:
Net assets, end of period (000’s)	$1,582,631	$1,333,295	$1,637,033

[1]	Commencement of operations.

[2]	Amount represents less than $0.0005 per share.

[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master.

[5]	Annualized.

See accompanying notes to financial statements

UBS Select Tax-Free Capital Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Years ended April 30,		For the period July 16, 2012[1] to April 30, 2013
	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.000 [2]	0.000 [2]	0.000 [2]
Net realized gain	0.000 [2]	0.000 [2]	0.000 [2]
Net increase from operations	0.000 [2]	0.000 [2]	0.000 [2]
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	—
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total investment return[3]	0.02%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.37%	0.37%	0.37%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.04%	0.07%	0.14%[5]
Net investment income[4]	0.01%	0.01%	0.01%[5]
Supplemental data:
Net assets, end of period (000’s)	$849,396	$845,183	$758,888

[1]	Commencement of operations.

[2]	Amount represents less than $0.0005 per share.

[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master.

[5]	Annualized.

See accompanying notes to financial statements

UBS Select Capital Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Prime Capital Fund (“Prime Capital Fund”), UBS Select Treasury Capital Fund (“Treasury Capital Fund”), and UBS Select Tax-Free Capital Fund (“Tax-Free Capital Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Funds commenced operations on July 16, 2012. The Trust is a series mutual fund with thirteen operating series. The financial statements for the other series of the Trust are not included herein.

Prime Capital Fund, Treasury Capital Fund and Tax-Free Capital Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a “Master Fund” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (13.52% for Prime Capital Fund, 12.53% for Treasury Capital Fund and 62.69% for Tax-Free Capital Fund at April 30, 2015). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Funds’ financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

UBS Select Capital Funds

Notes to financial statements

Each Fund attempts to maintain a stable net asset value of $1.00 per share; each Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such

UBS Select Capital Funds

Notes to financial statements

amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Administrator

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.10% of each Fund’s average daily net assets. At April 30, 2015, each Fund owed UBS Global AM for administrative services, net of fee waivers and/or expense reimbursements, as follows:

Fund	Amounts due to UBS Global AM
Prime Capital Fund	$155,403
Treasury Capital Fund	123,911
Tax-Free Capital Fund	75,133

The Funds and UBS Global AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its administration fees and/or reimburse certain operating expenses, and to cause its affiliate UBS Global Asset Management (US) Inc. (“UBS Global AM—US”) to waive its shareholder servicing fee, so that each Fund’s total ordinary annual operating expenses through August 31, 2015 (excluding interest expense, if any, and extraordinary items) will not exceed 0.20%. (Information regarding waiver of the shareholder servicing fees payable to UBS Global AM—US appears further below.) For the year ended

UBS Select Capital Funds

Notes to financial statements

April 30, 2015, UBS Global AM was contractually obligated to waive administration fees as follows:

Fund	Amounts waived by UBS Global AM
Prime Capital Fund	$346,122

Each Fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three fiscal years following such waived fees/reimbursed expenses without causing each Fund’s expenses in any of those years to exceed such expense cap.

UBS Global AM has also undertaken to waive additional fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2015, UBS Global AM owed each Fund for this additional voluntary fee waiver as follows:

Fund	Amounts owed by UBS Global AM
Prime Capital Fund	$—
Treasury Capital Fund	163,691
Tax-Free Capital Fund	114,452

For the year ended April 30, 2015, UBS Global AM voluntarily waived fees and/or reimbursed expenses as follows:

Fund	Amounts waived by UBS Global AM
Prime Capital Fund	$91,279
Treasury Capital Fund	1,943,342
Tax-Free Capital Fund	1,463,894

Such voluntary waived and /or reimbursed amounts are not subject to future recoupment.

UBS Select Capital Funds

Notes to financial statements

At April 30, 2015, the following Funds had remaining administration and shareholder servicing fee waivers and/or expense reimbursements subject to recoupment by UBS Global AM:

Fund	Fee waivers/ expense reimbursements subject to recoupment	Expires April 30, 2016	Expires April 30, 2017	Expires April 30, 2018
Prime Capital Fund	$10,655,116	$3,294,667	$3,843,885	$3,516,564
Treasury Capital Fund	5,647,354	2,093,011	1,866,189	1,688,154
Tax-Free Capital Fund	3,377,937	1,038,796	1,226,032	1,113,109

Shareholder services plan

UBS Global AM—US is the principal underwriter and distributor of the Funds’ shares. Under the shareholder services plans, UBS Global AM—US is entitled to a monthly service fee payable by each Fund at the annual rate of 0.15% of each Fund’s average daily net assets. UBS Global AM—US has undertaken to waive all or a portion of its fees in accordance with the contractual fee waiver and/or expense reimbursement arrangement that continues until August 31, 2015, as explained above. At April 30, 2015, each Fund owed UBS Global AM—US for shareholder services fees as follows:

Fund	Amount due to UBS Global AM-US
Prime Capital Fund	$—
Treasury Capital Fund	15,915
Tax-Free Capital Fund	23,844

For the year ended April 30, 2015, UBS Global AM—US waived service fees otherwise payable to it under the shareholder services plans as follows:

Fund	Amounts waived by UBS Global AM-US
Prime Capital Fund	$3,170,442
Treasury Capital Fund	1,688,154
Tax-Free Capital Fund	1,113,109

UBS Select Capital Funds

Notes to financial statements

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,
Prime Capital Fund	2015	2014
Shares sold	23,559,163,219	23,390,203,150
Shares repurchased	(23,400,529,523)	(24,429,529,872)
Dividends reinvested	312,916	484,677
Net increase (decrease) in shares outstanding	158,946,612	(1,038,842,045)

	For the years ended April 30,
Treasury Capital Fund	2015	2014
Shares sold	9,474,516,075	11,453,983,636
Shares repurchased	(9,225,349,583)	(11,757,878,619)
Dividends reinvested	143,351	162,400
Net increase (decrease) in shares outstanding	249,309,843	(303,732,583)

	For the years ended April 30,
Tax-Free Capital Fund	2015	2014
Shares sold	6,932,008,491	6,574,787,581
Shares repurchased	(6,927,902,016)	(6,488,634,744)
Dividends reinvested	142,224	124,988
Net increase in shares outstanding	4,248,699	86,277,825

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

UBS Select Capital Funds

Notes to financial statements

The tax character of distributions paid to shareholders by Prime Capital Fund and Treasury Capital Fund during the fiscal years ended April 30, 2015 and April 30, 2014, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Capital Fund during the fiscal years ended April 30, 2015 and April 30, 2014, was 64.62% and 67.44% tax-exempt income, 0.02% and 0.00% ordinary income, and 35.36% and 32.56% long-term capital gains, respectively.

At April 30, 2015, the components of accumulated earnings (deficit) on a tax basis were (1) undistributed ordinary income of $78,651 for Prime Capital Fund, (2) undistributed ordinary income of $45,420 for Treasury Capital Fund, and (3) undistributed tax-exempt income of $7,468, and undistributed long-term capital gains of $16,493 for Tax-Free Capital Fund.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after December 22, 2010, may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. The act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As of April 30, 2015, none of the Funds had capital loss carryforwards.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of April 30, 2015, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2015, the Funds did not incur any interest or penalties.

Each of the tax years since Fund inception in 2012 to period ended April 30, 2015, remains subject to examination by the Internal Revenue Service and state taxing authorities.

UBS Select Capital Funds

Notes to financial statements

Regulatory Developments

On July 23, 2014, the SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes will not become mandatory until October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury, retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. UBS Global AM is currently evaluating the potential impact of these changes on the Funds and expects to update shareholders further in advance of the October 2016 deadline.

UBS Select Capital Funds

Report of independent registered public

accounting firm

To the Shareholders and Board of Trustees of

UBS Select Prime Capital Fund,

UBS Select Treasury Capital Fund and

UBS Select Tax-Free Capital Fund

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund (three of the series comprising UBS Money Series) (collectively, the “Funds”) as of April 30, 2015, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of

UBS Select Capital Funds

UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund at April 30, 2015, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with US generally accepted accounting principles.

New York, New York

June 29, 2015

UBS Select Capital Funds

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds and Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of the related Master Fund’s portfolio holdings; and (b) information regarding each Master Fund’s weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Capital Fund invests) is available on a weekly basis at the Web address noted in the Funds’ prospectus. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

UBS Select Capital Funds

General information (unaudited)

Other tax information

Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, each Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) related to the distribution made in December 2014 as short-term capital gains dividends.

Treasury Capital Fund hereby designates 90.91% and 9.09% of the ordinary income dividends paid during the fiscal year ended April 30, 2015 as interest related dividends and qualified short-term gains dividends, respectively.

Prime Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
US government and agency obligations—5.59%
Federal Home Loan Bank
0.070%, due 05/21/15[1]	$158,410,000	$158,403,840
0.190%, due 10/22/15	100,000,000	99,993,967
0.285%, due 04/12/16[1]	150,000,000	149,587,937
US Treasury Bills
0.180%, due 02/04/16[1]	107,000,000	106,850,735
0.221%, due 02/04/16[1]	130,000,000	129,778,350
US Treasury Note
0.250%, due 12/15/15	145,000,000	145,066,590
Total US government and agency obligations (cost—$789,681,419)		789,681,419
Time deposits—11.30%
Banking-non-US—11.30%
Credit Agricole Corporate & Investment Bank 0.070%, due 05/01/15	343,000,000	343,000,000
DnB NOR Bank ASA 0.050%, due 05/01/15	200,000,000	200,000,000
Natixis 0.060%, due 05/01/15	202,000,000	202,000,000
Skandinaviska Enskilda Banken AB 0.050%, due 05/01/15	400,000,000	400,000,000
Svenska Handelsbanken 0.050%, due 05/01/15	450,000,000	450,000,000
Total time deposits (cost—$1,595,000,000)		1,595,000,000
Certificates of deposit—28.49%
Banking-non-US—24.58%
Bank of Montreal
0.230%, due 05/14/15	80,000,000	80,002,307
0.311%, due 05/26/15[2]	150,000,000	150,000,000
Bank of Nova Scotia
0.311%, due 05/19/15[2]	232,000,000	232,000,000
0.408%, due 07/30/15[2]	137,000,000	137,000,000
Canadian Imperial Bank of Commerce
0.390%, due 05/11/15[2]	30,000,000	30,018,386
0.392%, due 05/15/15[2]	100,000,000	100,062,513

Prime Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Certificates of deposit—(continued)
Banking-non-US—(concluded)
Credit Industriel et Commercial
0.130%, due 05/01/15	$100,000,000	$100,000,000
0.130%, due 05/06/15	227,000,000	227,000,000
DnB NOR Bank ASA 0.120%, due 05/05/15	400,000,000	400,000,000
HSBC Bank USA 0.255%, due 06/10/15	212,000,000	212,000,000
KBC Bank NV 0.140%, due 05/11/15	97,000,000	97,000,000
Mizuho Bank Ltd.
0.240%, due 05/05/15	247,000,000	247,001,921
0.260%, due 07/17/15	194,000,000	194,000,000
National Bank of Canada 0.280%, due 05/11/15[2]	185,000,000	185,000,000
Natixis
0.248%, due 05/05/15[2]	170,000,000	170,000,000
0.248%, due 05/05/15[2]	204,000,000	204,000,000
Rabobank Nederland NV 0.295%, due 10/13/15	150,000,000	150,000,000
Skandinaviska Enskilda Banken AB 0.605%, due 06/22/15[2]	50,000,000	50,060,440
Societe Generale 0.251%, due 05/22/15[2]	200,000,000	200,000,000
Swedbank AB 0.110%, due 05/06/15	190,000,000	190,000,000
Toronto-Dominion Bank 0.520%, due 02/23/16	115,000,000	115,000,000
		3,470,145,567
Banking-US—3.91%
BMO Harris Bank, N.A. 0.310%, due 10/08/15	75,000,000	75,000,000
Citibank N.A. 0.250%, due 05/07/15	115,000,000	115,000,000
JPMorgan Chase Bank N.A.
0.240%, due 06/05/15	125,000,000	125,000,000
0.320%, due 10/28/15	139,500,000	139,500,000

Prime Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-US—(concluded)
Wells Fargo Bank N.A. 0.230%, due 06/03/15	$98,000,000	$98,000,000
		552,500,000
Total certificates of deposit (cost—$4,022,645,567)		4,022,645,567
Commercial paper[1]—38.16%
Asset backed-miscellaneous—15.84%
Antalis US Funding Corp.
0.160%, due 05/07/15	33,450,000	33,449,108
0.170%, due 05/26/15	83,770,000	83,760,110
Atlantic Asset Securitization LLC
0.208%, due 05/05/15[2]	250,000,000	250,000,000
0.212%, due 05/26/15[2]	150,000,000	150,000,000
Barton Capital LLC
0.208%, due 05/05/15[2]	250,000,000	250,000,000
0.253%, due 05/18/15[2]	138,000,000	138,000,000
Gotham Funding Corp. 0.160%, due 05/28/15	110,000,000	109,986,800
Liberty Street Funding LLC
0.160%, due 05/08/15	50,000,000	49,998,444
0.180%, due 07/21/15	50,000,000	49,979,750
LMA Americas LLC 0.230%, due 05/11/15[2]	97,000,000	97,000,000
Old Line Funding LLC
0.250%, due 07/01/15	53,000,000	52,977,549
0.270%, due 06/09/15	162,000,000	161,952,615
0.280%, due 06/17/15	125,000,000	124,954,306
Thunder Bay Funding LLC
0.240%, due 05/28/15	48,026,000	48,017,355
0.270%, due 06/08/15	100,000,000	99,971,500
0.280%, due 07/15/15	43,000,000	42,974,917
Versailles Commercial Paper LLC
0.226%, due 05/05/15[2]	100,000,000	100,000,000
0.228%, due 05/05/15[2]	50,000,000	50,000,000

Prime Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Versailles Commercial Paper LLC (concluded)
0.230%, due 05/11/15[2]	$150,000,000	$150,000,000
0.253%, due 05/18/15[2]	70,000,000	70,000,000
Victory Receivables Corp. 0.170%, due 05/05/15	123,803,000	123,800,662
		2,236,823,116
Banking-non-US—16.08%
Australia & New Zealand Banking Group Ltd. 0.270%, due 05/13/15[2]	174,000,000	174,000,000
Banque et Caisse d’Epargne de L’Etat 0.345%, due 10/05/15	148,000,000	147,777,322
BNP Paribas 0.060%, due 05/01/15	350,000,000	350,000,000
Commonwealth Bank of Australia
0.258%, due 05/07/15[2]	150,000,000	150,000,000
0.302%, due 05/08/15[2]	99,000,000	99,000,000
Erste Abwicklungsanstalt
0.250%, due 06/18/15	100,000,000	99,966,667
0.260%, due 07/15/15	100,000,000	99,945,833
Mitsubishi UFJ Trust & Banking Corp. 0.250%, due 07/17/15	98,000,000	97,947,597
National Australia Bank Ltd. 0.415%, due 01/08/16	132,500,000	132,115,087
Natixis 0.110%, due 05/06/15	40,000,000	39,999,389
Nordea Bank AB 0.245%, due 05/26/15	52,000,000	51,991,153
NRW Bank 0.110%, due 05/07/15	150,000,000	149,997,250
Skandinaviska Enskilda Banken AB
0.260%, due 05/26/15	79,700,000	79,685,610
0.320%, due 10/08/15	100,000,000	99,857,778
Sumitomo Mitsui Banking Corp. 0.250%, due 07/09/15	239,000,000	238,885,479

Prime Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Commercial paper[1]—(concluded)
Banking-non-US—(concluded)
Westpac Banking Corp.
0.301%, due 05/04/15[2]	$79,000,000	$79,000,000
0.360%, due 09/24/15	45,500,000	45,433,570
Westpac Securities NZ Ltd. 0.240%, due 06/10/15	135,000,000	134,964,000
		2,270,566,735
Energy-integrated—3.43%
CNPC Finance HK Ltd.
0.400%, due 05/04/15	52,000,000	51,998,266
0.400%, due 05/22/15	100,000,000	99,976,667
0.410%, due 05/18/15	100,000,000	99,980,639
Sinopec Century Bright Capital Investment Ltd.
0.340%, due 05/05/15	56,850,000	56,847,852
0.350%, due 05/19/15	125,000,000	124,978,125
0.350%, due 05/28/15	50,000,000	49,986,875
		483,768,424
Finance-captive automotive—1.06%
Toyota Motor Credit Corp. 0.260%, due 07/27/15	150,000,000	149,905,750
Finance-non-captive diversified—1.75%
General Electric Capital Corp.
0.260%, due 09/04/15	100,000,000	99,909,000
0.350%, due 10/02/15	148,000,000	147,778,411
		247,687,411
Total commercial paper (cost—$5,388,751,436)		5,388,751,436
Non-US government agency—0.96%
Export Development Canada
0.200%, due 05/01/15[2,3] (cost—$135,000,000)	135,000,000	135,000,000

Prime Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Short-term corporate obligations—7.68%
Banking-non-US—5.06%
Barclays Bank PLC
0.507%, due 05/11/15[2,4]	$225,000,000	$225,000,000
0.521%, due 05/11/15[2,4]	125,000,000	125,000,000
Royal Bank of Canada 0.361%, due 07/07/15[2,3]	175,000,000	175,000,000
Svenska Handelsbanken AB 0.371%, due 05/27/15[2,3]	190,000,000	190,000,000
		715,000,000
Banking-US—1.24%
Wells Fargo Bank N.A.
0.361%, due 06/15/15[2]	50,000,000	50,000,000
0.405%, due 06/22/15[2]	125,000,000	125,000,000
		175,000,000
Supranationals—1.38%
Inter-American Development Bank 0.230%, due 05/01/15[2]	75,000,000	75,003,068
International Bank for Reconstruction & Development 0.180%, due 05/01/15[2]	120,000,000	120,000,000
		195,003,068
Total short-term corporate obligations (cost—$1,085,003,068)		1,085,003,068
Repurchase agreements—7.81%
Repurchase agreement dated 04/30/15 with Goldman Sachs & Co., 0.090% due 05/01/15, collateralized by $1,585,000 Federal Home Loan Bank obligations, 0.375% due 02/19/16 to 06/10/16 and $860,000 Federal Home Loan Mortgage Corp. obligations, 1.100% due 10/03/17; (value—$2,448,780); proceeds: $2,400,006	2,400,000	2,400,000
Repurchase agreement dated 04/28/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.070% due 05/05/15, collateralized by $242,559,727 Government National Mortgage Association obligations, 3.500% due 03/20/45 to 04/20/45; (value—$255,000,000); proceeds: $250,003,403	250,000,000	250,000,000

Prime Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/29/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.070% due 05/06/15, collateralized by $313,979,382 Federal Home Loan Mortgage Corp. obligations, 2.091% to 5.500% due 05/15/23 to 04/01/45 and $1,361,141,088 Federal National Mortgage Association obligations, 1.889% to 10.500% due 03/25/19 to 05/01/45; (value—$459,000,000); proceeds: $450,006,125	$450,000,000	$450,000,000
Repurchase agreement dated 04/06/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.450% due 05/07/15, collateralized by $106,163,029 various asset-backed convertible bonds, zero coupon to 3.475% due 12/28/34 to 03/25/58; (value—$107,000,000); proceeds: $100,038,750[5]	100,000,000	100,000,000
Repurchase agreement dated 04/06/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.550% due 06/04/15, collateralized by $596,796,701 various asset-backed convertible bonds, zero coupon to 5.500% due 04/25/35 to 03/25/58; (value—$321,000,001); proceeds: $300,270,417[4,5]	300,000,000	300,000,000
Repurchase agreement dated 04/30/15 with State Street Bank and Trust Co., 0.000% due 05/01/15, collateralized by $310,000 Federal Home Loan Mortgage Corp. obligations, 2.000% due 11/02/22; (value—$306,279); proceeds: $300,000	300,000	300,000
Total repurchase agreements (cost—$1,102,700,000)		1,102,700,000
Total investments (cost—$14,118,781,490 which approximates cost for federal income tax purposes)—99.99%		14,118,781,490
Other assets in excess of liabilities—0.01%		1,349,088
Net assets—100.00%		$14,120,130,578

Prime Master Fund

Statement of net assets—April 30, 2015

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$789,681,419	$—	$789,681,419
Time deposits	—	1,595,000,000	—	1,595,000,000
Certificates of deposit	—	4,022,645,567	—	4,022,645,567
Commercial paper	—	5,388,751,436	—	5,388,751,436
Non-US government agency	—	135,000,000	—	135,000,000
Short-term corporate obligations	—	1,085,003,068	—	1,085,003,068
Repurchase agreements	—	1,102,700,000	—	1,102,700,000
Total	$—	$14,118,781,490	$—	$14,118,781,490

At April 30, 2015, there were no transfers between Level 1 and Level 2.

Prime Master Fund

Statement of net assets—April 30, 2015

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments
United States	37.5%
France	13.0
Sweden	10.7
Canada	9.5
Japan	6.6
Australia	5.8
Norway	4.2
United Kingdom	4.0
China	3.4
Germany	2.5
Netherlands	1.1
Luxembourg	1.0
Belgium	0.7
Total	100.0%

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.

[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.54% of net assets as of April 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Illiquid investment as of April 30, 2015.

[5]

Investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2015 and changes periodically. The maturity date reflects early termination date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2015.

See accompanying notes to financial statements

Treasury Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
US government obligations—21.76%
US Treasury Bills[1]
0.140%, due 01/07/16	$100,000,000	$99,902,389
0.180%, due 02/04/16	87,000,000	86,878,635
0.221%, due 02/04/16	150,000,000	149,744,250
0.272%, due 01/07/16	150,000,000	149,715,533
US Treasury Notes
0.078%, due 05/01/15[2]	500,000,000	499,929,172
0.250%, due 08/15/15	150,000,000	150,033,664
0.250%, due 09/15/15	200,000,000	200,102,942
0.250%, due 10/31/15	300,000,000	300,104,774
1.250%, due 10/31/15	500,000,000	502,784,659
1.375%, due 11/30/15	330,000,000	332,311,886
1.750%, due 07/31/15	276,485,000	277,655,493
Total US government obligations (cost—$2,749,163,397)		2,749,163,397
Repurchase agreements—76.55%

Repurchase agreement dated 04/29/15 with Barclays Capital, Inc., 0.060% due 05/06/15, collateralized by $129,756,500 US Treasury Bond, 8.125% due 08/15/19, $959,781 US Treasury Inflation Indexed Bonds, zero coupon due 10/15/18 to 04/15/26, $732,947,600 US Treasury Notes, 0.375% to 3.750% due 10/31/16 to 10/31/20, $53,253,200 US Treasury Bonds Principal STRIPs, zero coupon due 02/15/20 to 08/15/43, $92,812,690 US Treasury Bonds STRIPs, zero coupon due 08/15/18 to 11/15/41 and $562,000 US Treasury Notes Principal STRIPs, zero coupon due 11/15/15 to 11/15/23; (value—$1,020,000,051); proceeds: $1,000,011,667

	1,000,000,000	1,000,000,000
Repurchase agreement dated 04/30/15 with Barclays Capital, Inc., 0.100% due 05/01/15, collateralized by $59,317,600 US Treasury Note, 1.750% due 04/30/22; (value—$59,160,052); proceeds: $58,000,161	58,000,000	58,000,000

Treasury Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/28/15 with BNP Paribas Securities Corp., 0.060% due 05/05/15, collateralized by $30,626,000 US Treasury Bond, 3.625% due 02/15/44, $42,856,400 US Treasury Inflation Index Bond, 0.750% due 02/15/42, $105,364,700 US Treasury Inflation Index Notes, 0.125% due 04/15/17 to 04/15/18, $21,613,682 US Treasury Notes, 0.070% to 1.750% due 01/31/16 to 04/30/22, $6,852,205 US Treasury Bonds Principal STRIPs, zero coupon due 05/15/20 to 05/15/42 and $57,909,259 US Treasury Bonds STRIPs, zero coupon due 02/15/19 to 08/15/43; (value—$255,000,000); proceeds: $250,002,917	$250,000,000	$250,000,000
Repurchase agreement dated 04/30/15 with BNP Paribas Securities Corp., 0.100% due 05/01/15, collateralized by $763,200 US Treasury Inflation Index Note, 0.125% due 04/15/16, $6,613,300 US Treasury Notes, 0.070% to 4.125% due 05/15/15 to 06/30/16, $43,651,160 US Treasury Bonds Principal STRIPs, zero coupon due 05/15/20 to 11/15/40, $980,000 US Treasury Note Principal STRIPs, zero coupon due 11/15/17 and $1,511,021 US Treasury Bonds STRIPs, zero coupon due 05/15/35 to 05/15/40; (value—$30,600,000); proceeds: $30,000,083	30,000,000	30,000,000
Repurchase agreement dated 04/30/15 with Federal Reserve Bank of New York, 0.050% due 05/01/15, collateralized by $265,604,600 US Treasury Bonds, 4.250% to 4.500% due 05/15/38 to 05/15/39 and $5,411,165,300 US Treasury Notes, 1.375% to 3.625% due 02/28/18 to 08/15/23; (value—$5,885,008,210); proceeds: $5,885,008,174	5,885,000,000	5,885,000,000

Treasury Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/02/15 with Goldman Sachs & Co., 0.070% due 05/04/15, collateralized by $85,240,700 US Treasury Bills, zero coupon due 10/01/15 to 10/08/15, $163,717,700 US Treasury Bonds, 3.125% to 8.875% due 02/15/19 to 11/15/41, $622,186,600 US Treasury Notes, 0.109% to 4.500% due 06/30/15 to 05/15/24, $60,888,500 US Treasury Bonds Principal STRIPs, zero coupon due 08/15/29 to 08/15/40 and $85,503,635 US Treasury Bonds STRIPs, zero coupon due 08/15/21 to 02/15/34; (value—$1,020,000,013); proceeds: $1,000,062,222[3]	$1,000,000,000	$1,000,000,000
Repurchase agreement dated 04/06/15 with Goldman Sachs & Co., 0.070% due 05/04/15, collateralized by $67,586,800 US Treasury Bonds, 4.375% to 9.250% due 02/15/16 to 05/15/40, $186,484,100 US Treasury Notes, 0.375% to 2.500% due 03/15/16 to 08/15/23 and $61,046,500 US Treasury Bond Principal Strip, zero coupon due 05/15/43; (value—$306,000,082); proceeds: $300,016,333[3]	300,000,000	300,000,000
Repurchase agreement dated 04/28/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.060% due 05/05/15, collateralized by $69,643,300 US Treasury Note, 0.875% due 06/15/17 and $162,013,229 US Treasury Bond Strip, zero coupon due 05/15/24; (value—$204,000,000); proceeds: $200,002,333	200,000,000	200,000,000
Repurchase agreement dated 04/29/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.060% due 05/06/15, collateralized by $452,267,300 US Treasury Notes, 1.500% to 3.125% due 05/15/19 to 03/31/22; (value—$459,000,099); proceeds: $450,005,250	450,000,000	450,000,000

Treasury Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.100% due 05/01/15, collateralized by $61,905,800 US Treasury Inflation Index Note, 1.875% due 07/15/15 and $174,498,600 US Treasury Note, 2.125% due 09/30/21; (value—$255,000,060); proceeds: $250,000,694	$250,000,000	$250,000,000
Repurchase agreement dated 04/30/15 with State Street Bank and Trust Co., 0.000% due 05/01/15, collateralized by $470,000 US Treasury Note, 0.750% due 03/31/18; (value—$468,581); proceeds: $459,000	459,000	459,000

Repurchase agreement dated 04/30/15 with
Toronto-Dominion Bank, 0.100% due 05/07/15, collateralized by $23,810,000 US Treasury Bills, zero coupon due 07/09/15 to 10/22/15, $16,261,700 US Treasury Bonds, 2.750% to 5.250% due 11/15/28 to 05/15/44, $3,352,000 US Treasury Inflation Indexed Bonds, 0.625% to 2.125% due 02/15/40 to 02/15/43, $25,963,200 US Treasury Inflation Index Notes, 0.125% to 2.625% due 07/15/16 to 07/15/24, $112,622,500 US Treasury Notes, 0.250% to 3.625% due 05/31/15 to 02/15/25, $134,400,000 US Treasury Bonds Principal STRIPs, zero coupon due 11/15/39 to 05/15/44 and $1,000,000 US Treasury Bond STRIPs, zero coupon due 05/15/28; (value—$255,000,049); proceeds: $250,004,861

	250,000,000	250,000,000
Total repurchase agreements (cost—$9,673,459,000)		9,673,459,000
Total investments (cost—$12,422,622,397 which approximates cost for federal income tax purposes)—98.31%		12,422,622,397
Other assets in excess of liabilities—1.69%		213,661,594
Net assets—100.00%		$12,636,283,991

Treasury Master Fund

Statement of net assets—April 30, 2015

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$2,749,163,397	$—	$2,749,163,397
Repurchase agreements	—	9,673,459,000	—	9,673,459,000
Total	$—	$12,422,622,397	$—	$12,422,622,397

At April 30, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase.

[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]	Investment has a put feature which allows the Fund to accelerate the maturity to seven days following notice by the Fund.

Portfolio acronym

STRIP	Separate Trading of Registered Interest and Principal of Securities

See accompanying notes to financial statements

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—84.29%
Alabama—0.26%
University of Alabama Revenue (University Hospital), Series C, 0.100%, VRD	$3,500,000	$3,500,000
Alaska—1.67%
Alaska International Airports Revenue Refunding (System), Series A, 0.110%, VRD	7,000,000	7,000,000
Borough of North Slope, Series A, 2.000%, due 06/30/15	8,000,000	8,024,694
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project), 0.140%, VRD	300,000	300,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series B, 0.130%, VRD	2,235,000	2,235,000
Series C, 0.130%, VRD	5,050,000	5,050,000
		22,609,694
Arizona—0.79%
AK-Chin Indian Community Revenue, 0.110%, VRD	6,700,000	6,700,000
Pima County Industrial Development Authority Industrial Revenue (Tucson Electric Power Co.-Irvington Project), 0.110%, VRD	300,000	300,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (Barclays Capital Municipal Trust Receipts, Series 9W), 0.130%, VRD[1,2]	3,750,000	3,750,000
		10,750,000
California—6.82%
Antelope Valley-East Kern Water Agency, Series A-2, 0.120%, VRD	2,950,000	2,950,000
California State Kindergarten, Series A4, 0.120%, VRD	1,400,000	1,400,000
California State Revenue Anticipation Notes, 1.500%, due 06/22/15	20,000,000	20,039,420

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
California Statewide Communities Development Authority Revenue (University of San Diego), 0.110%, VRD	$1,870,000	$1,870,000
County of Riverside Tax & Revenue Anticipation Notes, 1.500%, due 06/30/15	2,000,000	2,004,546
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.070%, VRD	1,100,000	1,100,000
Los Angeles County Tax & Revenue Anticipation Notes, 1.500%, due 06/30/15	10,365,000	10,389,176
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.110%, VRD	4,375,000	4,375,000
Sacramento Municipal Utility District, Subordinate, Series L, 0.110%, VRD	21,820,000	21,820,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A, 0.110%, VRD	4,700,000	4,700,000
Series B, 0.120%, VRD	10,000,000	10,000,000
Santa Clara Electric Revenue, Subseries B, 0.130%, VRD	5,810,000	5,810,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series B, 0.110%, VRD	5,000,000	5,000,000
Series C, 0.110%, VRD	900,000	900,000
		92,358,142
Colorado—4.33%
Colorado State Education Loan Program Tax And Revenue Anticipation Notes, Series A, 1.000%, due 06/29/15	20,000,000	20,028,739
Colorado State General Fund Tax and Revenue Anticipation Notes, Series A, 2.000%, due 06/26/15	10,000,000	10,028,777

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Colorado—(concluded)
Denver City & County Certificates of Participation Refunding, Series A1, 0.130%, VRD	$19,065,000	$19,065,000
Series A2, 0.130%, VRD	8,100,000	8,100,000
Series A3, 0.130%, VRD	1,425,000	1,425,000
		58,647,516
District of Columbia—1.46%
District of Columbia Revenue (German Marshall Fund of the United States), 0.110%, VRD	4,000,000	4,000,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Series B-1, 0.100%, VRD	3,900,000	3,900,000
Subseries B-2, 0.100%, VRD	8,500,000	8,500,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2, 0.150%, VRD	3,400,000	3,400,000
		19,800,000
Florida—2.69%
Gainesville Utilities System Revenue, Series A, 0.100%, VRD	2,470,000	2,470,000
Hillsborough County School Board Certificates of Participation (Master Lease Program), Series C, 0.120%, VRD	28,125,000	28,125,000
JEA Water & Sewer System Revenue, Subseries B-1, 0.140%, VRD	5,840,000	5,840,000
		36,435,000
Georgia—1.87%
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.110%, VRD	10,250,000	10,250,000

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Georgia—(concluded)
Private Colleges & Universities Authority Revenue (Emory University) (concluded)
Series B-2, 0.130%, VRD	$15,150,000	$15,150,000
		25,400,000
Idaho—1.55%
Idaho Tax Anticipation Notes, 2.000%, due 06/30/15	21,000,000	21,065,260
Illinois—13.01%
Chicago Waterworks Revenue Refunding, Subseries 2004-1, 0.130%, VRD	5,000,000	5,000,000
City of Chicago, Series D-1, 0.130%, VRD	21,940,000	21,940,000
Series D-2, 0.130%, VRD	15,300,000	15,300,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.140%, VRD	11,200,000	11,200,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.110%, VRD	17,700,000	17,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.100%, VRD	8,100,000	8,100,000
Illinois Finance Authority Revenue (University of Chicago Medical Center), Series E-1, 0.120%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 0.120%, VRD	1,900,000	1,900,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A, 0.130%, VRD	14,100,000	14,100,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.130%, VRD	7,200,000	7,200,000

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois State, Series B-5, 0.140%, VRD	$27,700,000	$27,700,000
Series B-6, 0.090%, VRD	6,000,000	6,000,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B, 0.120%, VRD	7,300,000	7,300,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 0.110%, VRD	5,000,000	5,000,000
Series A-2D, 0.110%, VRD	14,000,000	14,000,000
Quad Cities Regional Economic Development Authority Revenue (Two Rivers YMCA Project), 0.140%, VRD	3,850,000	3,850,000
		176,290,000
Indiana—3.75%
Indiana Development Finance Authority Revenue (Educational Facilities-Eiteljorg Museum), 0.090%, VRD	10,900,000	10,900,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A, 0.120%, VRD	11,000,000	11,000,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A, 0.130%, VRD	8,300,000	8,300,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.090%, VRD	18,025,000	18,025,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured), 0.120%, VRD	2,600,000	2,600,000
		50,825,000
Kentucky—0.39%
Williamstown League of Cities Funding Trust Lease Revenue, Series A, 0.090%, VRD	5,245,000	5,245,000

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Louisiana—0.54%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series B, 0.140%, VRD	$815,000	$815,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.070%, VRD	6,500,000	6,500,000
		7,315,000
Maryland—1.34%
Washington Suburban Sanitation District Bond Anticipation Notes, Series A, 0.100%, VRD	2,000,000	2,000,000
Series B, 0.100%, VRD	5,200,000	5,200,000
Series B-2, 0.100%, VRD	11,000,000	11,000,000
		18,200,000
Massachusetts—2.98%
Massachusetts Development Finance Agency Revenue Refunding (Higher Education-Smith College), 0.110%, VRD	1,053,000	1,053,000
0.110%, VRD	1,996,000	1,996,000
Massachusetts Health & Educational Facilities Authority Revenue (Citigroup ROCS RR-II-R-11585), 0.110%, VRD[1,2]	10,000,000	10,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C, 0.130%, VRD	2,795,000	2,795,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior), Series A-1, 0.100%, VRD	24,500,000	24,500,000
		40,344,000
Michigan—1.00%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.130%, VRD	3,900,000	3,900,000

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Michigan—(concluded)
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 0.100%, VRD	$9,695,000	$9,695,000
		13,595,000
Minnesota—0.14%
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B, 0.110%, VRD	1,850,000	1,850,000
Mississippi—0.72%
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project), Series G, 0.110%, VRD	4,000,000	4,000,000
Series I, 0.110%, VRD	1,000,000	1,000,000
Series K, 0.120%, VRD	3,000,000	3,000,000
Series L, 0.130%, VRD	1,800,000	1,800,000
		9,800,000
Missouri—1.99%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5, 0.120%, VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School), 0.140%, VRD	3,610,000	3,610,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series B, 0.120%, VRD	14,200,000	14,200,000
Series C, 0.120%, VRD	600,000	600,000
0.120%, VRD	4,300,000	4,300,000

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Missouri—(concluded)
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University) (concluded)
Series D, 0.120%, VRD	$1,000,000	$1,000,000
		26,910,000
Nebraska—0.65%
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 0.140%, VRD	8,845,000	8,845,000
New Hampshire—0.38%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), 0.110%, VRD	5,125,000	5,125,000
New York—9.18%
Buffalo Municipal Water Finance Authority Revenue Refunding, 0.130%, VRD	9,360,000	9,360,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1, 0.120%, VRD	11,475,000	11,475,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C, 0.120%, VRD	4,400,000	4,400,000
New York City Housing Development Corp. Multi-Family Revenue (2 Gold Street), Series A, (FNMA Insured), 0.090%, VRD	3,700,000	3,700,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A, 0.080%, VRD	23,500,000	23,500,000
New York City Housing Development Corp. Revenue (Royal Properties), Series A, (FNMA Insured), 0.070%, VRD	6,000,000	6,000,000

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-1, 0.120%, VRD	$5,425,000	$5,425,000
Series BB-5, 0.110%, VRD	3,200,000	3,200,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A, 0.120%, VRD	2,700,000	2,700,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries A-4, 0.120%, VRD	13,400,000	13,400,000
New York City General Obligation Bonds, Subseries D-4, 0.120%, VRD	5,640,000	5,640,000
New York State Dormitory Authority Revenue (Cornell University), Series A, 0.100%, VRD	3,285,000	3,285,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 0.120%, VRD	1,950,000	1,950,000
Series A-2, 0.130%, VRD	2,000,000	2,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured), 0.070%, VRD	19,500,000	19,500,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 0.070%, VRD	5,000,000	5,000,000
Triborough Bridge & Tunnel Authority Revenue (General), Series B, 0.130%, VRD	3,870,000	3,870,000
		124,405,000
North Carolina—4.57%
Charlotte Water & Sewer System Revenue Refunding, Series C, 0.100%, VRD	16,115,000	16,115,000

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—(concluded)
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E, 0.120%, VRD	$2,200,000	$2,200,000
Series H, 0.120%, VRD	24,075,000	24,075,000
Guilford County, Series B, 0.110%, VRD	1,855,000	1,855,000
New Hanover County (School), 0.120%, VRD	1,940,000	1,940,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A, 0.110%, VRD	4,410,000	4,410,000
North Carolina State Obligation Refunding, Series E, 5.000%, due 05/01/15	10,000,000	10,000,000
University of North Carolina Chapel Hill Revenue, Series B, 0.140%, VRD	1,300,000	1,300,000
		61,895,000
Ohio—4.31%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.120%, VRD	13,040,000	13,040,000
Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456), 0.120%, VRD[1,2]	2,800,000	2,800,000
Columbus Sewer Revenue, Series B, 0.110%, VRD	29,000,000	29,000,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.100%, VRD	7,780,000	7,780,000
Ohio (Common Schools), Series B, 0.090%, VRD	1,865,000	1,865,000
Ohio Higher Educational Facilities Commission Revenue (JP Morgan PUTTERs, Series 3244Z), 0.120%, VRD[1,2]	2,845,000	2,845,000

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Ohio—(concluded)
Ohio State University Revenue, Series E, 0.070%, VRD	$1,000,000	$1,000,000
		58,330,000
Oregon—1.45%
Clackamas County Hospital Facility Authority Revenue (Legacy Health System), Series C, 0.130%, VRD	7,700,000	7,700,000
Oregon Health & Science University Revenue, Series C, 0.120%, VRD	895,000	895,000
Oregon State Tax Anticipation Notes, Series A, 2.000%, due 06/15/15	11,000,000	11,025,447
		19,620,447
Pennsylvania—3.36%
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.120%, VRD	2,770,000	2,770,000
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue, Series C, 0.140%, VRD	1,295,000	1,295,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3, 0.120%, VRD	5,325,000	5,325,000
Philadelphia Gas Works Revenue Refunding, Series C, 0.110%, VRD	5,000,000	5,000,000
Philadelphia Tax and Revenue Anticipation Notes, Series A, 1.000%, due 06/30/15	8,000,000	8,011,414
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2, 0.110%, VRD	12,000,000	12,000,000
Washington County Authority Refunding (University of Pennsylvania), 0.110%, VRD	3,370,000	3,370,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series A, 0.130%, VRD	2,540,000	2,540,000

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.130%, VRD	$5,255,000	$5,255,000
		45,566,414
Rhode Island—0.23%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology), 0.110%, VRD	2,780,000	2,780,000
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project), 0.130%, VRD	300,000	300,000
		3,080,000
Tennessee—0.32%
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 0.100%, VRD	4,370,000	4,370,000
Texas—7.29%
Alamo Community College District (Citigroup ROCS Series RR-II-R-883WF) (FGIC Insured), 0.110%, VRD[1,2]	7,750,000	7,750,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 0.130%, VRD	13,600,000	13,600,000
Subseries C-2, 0.130%, VRD	5,700,000	5,700,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-1, 0.130%, VRD	13,520,000	13,520,000
Series A-2, 0.130%, VRD	8,355,000	8,355,000
Harris County Hospital District Revenue Refunding (Senior Lien), 0.110%, VRD	4,710,000	4,710,000

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C, 0.100%, VRD	$6,100,000	$6,100,000
Texas State Transportation Commission Revenue (JP Morgan PUTTERs, Series 2563), 0.120%, VRD[1,2]	3,330,000	3,330,000
Texas Tax & Revenue Anticipation Notes, 1.500%, due 08/31/15	33,000,000	33,152,579
University of Texas University Revenues Refunding (Financing System), Series B, 0.080%, VRD	2,600,000	2,600,000
		98,817,579
Utah—0.42%
Murray City Utah, Hospital Revenue (IHC Health Services, Inc.), Series D, 0.110%, VRD	5,645,000	5,645,000
Virginia—1.65%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A, 0.110%, VRD	10,700,000	10,700,000
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2, 0.110%, VRD	3,455,000	3,455,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A, 0.070%, VRD	5,140,000	5,140,000
Series F, 0.120%, VRD	3,000,000	3,000,000
		22,295,000
Washington—2.93%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z), 0.120%, VRD[1,2]	4,995,000	4,995,000

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Washington—(concluded)
King County Sewer Revenue (Junior Lien), Series A, 0.120%, VRD	$21,850,000	$21,850,000
Washington Health Care Facilities Authority Revenue (Multicare Health Systems), Series C, 0.120%, VRD	5,215,000	5,215,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (New Haven Apartments) (FNMA Insured), 0.140%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace), 0.130%, VRD	3,750,000	3,750,000
		39,710,000
Wisconsin—0.25%
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan Services), Series B, 0.130%, VRD	3,450,000	3,450,000
Total municipal bonds and notes (cost—$1,142,094,052)		1,142,094,052
Tax-exempt commercial paper—15.57%
California—1.18%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1, 0.090%, due 07/08/15	6,000,000	6,000,000
Sacramento Municipal Utility District, 0.040%, due 05/07/15	10,000,000	10,000,000
		16,000,000
Illinois—0.78%
Illinois Educational Facilities Authority Revenue, 0.060%, due 06/03/15	10,615,000	10,615,000
Maryland—1.84%
Johns Hopkins University, 0.050%, due 05/07/15	6,900,000	6,900,000

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Tax-exempt commercial paper—(continued)
Maryland—(concluded)
Montgomery County, 0.040%, due 05/05/15	$10,000,000	$10,000,000
0.040%, due 05/07/15	8,000,000	8,000,000
		24,900,000
Minnesota—2.21%
Mayo Clinic, 0.080%, due 08/05/15	20,000,000	20,000,000
0.080%, due 08/06/15	10,000,000	10,000,000
		30,000,000
Missouri—0.86%
University of Missouri, 0.050%, due 05/18/15	11,583,000	11,583,000
Tennessee—1.18%
Vanderbilt University, 0.120%, due 08/05/15	8,000,000	8,000,000
0.140%, due 07/07/15	8,000,000	8,000,000
		16,000,000
Texas—4.06%
Dallas Area Rapid Transit,
0.060%, due 05/06/15	4,000,000	4,000,000
0.060%, due 05/12/15	6,000,000	6,000,000
0.080%, due 08/06/15	4,000,000	4,000,000
0.080%, due 08/06/15	4,000,000	4,000,000
0.080%, due 08/20/15	10,000,000	10,000,000
0.080%, due 09/01/15	5,000,000	5,000,000
University of Texas,
0.040%, due 05/27/15	10,000,000	10,000,000
0.050%, due 05/19/15	12,000,000	12,000,000
		55,000,000
Virginia—2.35%
University of Virginia,
0.050%, due 05/12/15	7,900,000	7,900,000
0.050%, due 05/14/15	4,000,000	4,000,000

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Virginia—(concluded)
University of Virginia (concluded)
0.060%, due 05/19/15	$10,000,000	$10,000,000
0.050%, due 05/20/15	10,000,000	10,000,000
		31,900,000
Washington—1.11%
University of Washington, 0.100%, due 07/07/15	10,000,000	10,000,000
0.100%, due 11/09/15	5,000,000	5,000,000
		15,000,000
Total tax-exempt commercial paper (cost—$210,998,000)		210,998,000
Total investments (cost—$1,353,092,052 which approximates cost for federal income tax purposes)—99.86%		1,353,092,052
Other assets in excess of liabilities—0.14%		1,926,716
Net assets—100.00%		$1,355,018,768

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$1,142,094,052	$—	$1,142,094,052
Tax-exempt commercial paper	—	210,998,000	—	210,998,000
Total	$—	$1,353,092,052	$—	$1,353,092,052

At April 30, 2015, there were no transfers between Level 1 and Level 2.

Tax-Free Master Fund

Statement of net assets—April 30, 2015

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.62% of net assets as of April 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2015 and reset periodically.

See accompanying notes to financial statements

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2014 to April 30, 2015.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value November 1, 2014	Ending account value April 30, 2015	Expenses paid during period[1] 11/01/14 to 04/30/15	Expense ratio during the period
Actual	$1,000.00	$1,000.60	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund

	Beginning account value November 1, 2014	Ending account value April 30, 2015	Expenses paid during period[1] 11/01/14 to 04/30/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.30	0.06

Tax-Free Master Fund

	Beginning account value November 1, 2014	Ending account value April 30, 2015	Expenses paid during period[1] 11/01/14 to 04/30/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.60	0.20	0.04

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance (unaudited)

Prime Master Fund

Characteristics	04/30/15	10/31/14	04/30/14
Weighted average maturity[1]	44 days	43 days	35 days
Net assets (bln)	$14.1	$14.2	$15.8
Portfolio composition[2]	04/30/15	10/31/14	04/30/14
Commercial paper	38.1%	37.0%	35.2%
Certificates of deposit	28.5	27.6	24.6
Time deposits	11.3	13.6	13.8
Repurchase agreements	7.8	7.7	13.6
Short-term corporate obligations	7.7	7.8	7.1
US government and agency obligations	5.6	4.6	5.0
Non-US government obligations	1.0	0.8	0.7
Other assets less liabilities	0.0 [3]	0.9	0.0 [3]
Total	100.0%	100.0%	100.0%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

[3]	Represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance (unaudited)

Treasury Master Fund

Characteristics	04/30/15	10/31/14	04/30/14
Weighted average maturity[1]	36 days	28 days	27 days
Net assets (bln)	$12.6	$12.1	$12.5
Portfolio composition[2]	04/30/15	10/31/14	04/30/14
Repurchase agreements	76.5%	76.5%	72.4%
US government obligations	21.8	18.8	25.1
Other assets less liabilities	1.7	4.7	2.5
Total	100.00%	100.00%	100.0%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance (unaudited) (concluded)

Tax-Free Master Fund

Characteristics	04/30/15	10/31/14	04/30/14
Weighted average maturity[1]	19 days	33 days	23 days
Net assets (bln)	$1.4	$1.6	$1.4
Portfolio composition[2]	04/30/15	10/31/14	04/30/14
Municipal bonds and notes	84.3%	87.8%	84.2%
Tax-exempt commercial paper	15.6	12.1	15.7
Other assets less liabilities	0.1	0.1	0.1
Total	100.0%	100.0%	100.0%

[1]	The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.

[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

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Master Trust

Statement of operations

For the year ended April 30, 2015

Prime Master Fund
Investment income:
Interest	$32,174,454

Expenses:
Investment advisory and administration fees	14,987,053
Trustees’ fees	117,027
15,104,080
Fee waivers by investment advisor	—
Net expenses	15,104,080
Net investment income	17,070,374
Net realized gain	134,885
Net increase in net assets resulting from operations	$17,205,259

See accompanying notes to financial statements

Treasury Master Fund	Tax-Free Master Fund

$8,134,997	$837,730

12,247,020	1,507,978
106,922	31,471
12,353,942	1,539,449
(5,455,624)	(855,817)
6,898,318	683,632
1,236,679	154,098
362,897	26,605
$1,599,576	$180,703

See accompanying notes to financial statements

Master Trust

Statement of changes in net assets

	For the years ended April 30,

	2015	2014
Prime Master Fund
From operations:
Net investment income	$17,070,374	$20,089,113
Net realized gain	134,885	199,522
Net increase in net assets resulting from operations	17,205,259	20,288,635
Net decrease in net assets from beneficial interest transactions	(1,660,811,709)	(3,394,160,779)
Net decrease in net assets	(1,643,606,450)	(3,373,872,144)
Net assets:
Beginning of year	15,763,737,028	19,137,609,172
End of year	$14,120,130,578	$15,763,737,028

Treasury Master Fund
From operations:
Net investment income	$1,236,679	$1,367,051
Net realized gain	362,897	111,413
Net increase in net assets resulting from operations	1,599,576	1,478,464
Net increase in net assets from beneficial interest transactions	123,527,693	284,127,950
Net increase in net assets	125,127,269	285,606,414
Net assets:
Beginning of year	12,511,156,722	12,225,550,308
End of year	$12,636,283,991	$12,511,156,722

Tax-Free Master Fund
From operations:
Net investment income	$154,098	$233,380
Net realized gain	26,605	107,759
Net increase in net assets resulting from operations	180,703	341,139
Net decrease in net assets from beneficial interest transactions	(36,199,458)	(165,629,447)
Net decrease in net assets	(36,018,755)	(165,288,308)
Net assets:
Beginning of year	1,391,037,523	1,556,325,831
End of year	$1,355,018,768	$1,391,037,523

See accompanying notes to financial statements

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Master Trust

Financial highlights

Selected financial data throughout each year is presented below:

Year ended April 30,
2015
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.10%
Net investment income	0.11%
Supplemental data:
Total investment return[1]	0.11%
Net assets, end of year (000’s)	$14,120,131

Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.06%
Net investment income	0.01%
Supplemental data:
Total investment return[1]	0.01%
Net assets, end of year (000’s)	$12,636,284

Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.04%
Net investment income	0.01%
Supplemental data:
Total investment return[1]	0.01%
Net assets, end of year (000’s)	$1,355,019

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

[2]	Waiver by advisor represents less than 0.005%.

See accompanying notes to financial statements

Years ended April 30,
2014	2013	2012	2011

0.10%	0.10%	0.10%	0.10%
0.10%	0.10%	0.10%	0.10%
0.11%	0.19%	0.19%	0.21%

0.11%	0.19%	0.20%	0.21%
$15,763,737	$19,137,609	$15,688,562	$29,569,454

0.10%	0.10%	0.10%	0.10%
0.06%	0.10%[2]	0.06%	0.10%[2]
0.01%	0.05%	0.01%	0.09%

0.01%	0.05%	0.01%	0.09%
$12,511,157	$12,225,550	$13,044,384	$7,219,706

0.10%	0.10%	0.10%	0.10%
0.07%	0.10%[2]	0.10%[2]	0.10%
0.01%	0.06%	0.06%	0.18%

0.02%	0.07%	0.06%	0.18%
$1,391,038	$1,556,326	$1,160,792	$1,485,784

See accompanying notes to financial statements

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal

Master Trust

Notes to financial statements

laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with US GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least

Master Trust

Notes to financial statements

equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). Prime Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Master Trust

Notes to financial statements

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Master Funds’ Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2015, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,183,406, $712,600 and $56,853, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its investment advisory and administration fees in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At April 30, 2015, UBS Global AM was obligated to reduce its investment advisory and administration fees otherwise receivable by $27,242, $25,963 and $7,437 for the independent trustees fees related to Prime Master Fund,

Master Trust

Notes to financial statements

Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS Global AM has undertaken to waive fees in the event that the current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the year ended April 30, 2015, UBS Global AM voluntarily waived $5,455,624 and $855,817, respectively, for Treasury Master Fund and Tax-Free Master Fund for that purpose; such amount is not subject to future recoupment.

Under normal conditions, the Master Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by the Master Funds’ investment manager. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations. There were no investments in Private Money Market by the Master Funds during the year.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master

Master Trust

Notes to financial statements

Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2015, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$1,471,988,740
Tax-Free Master Fund	122,034,200

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending

Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. The Master Funds did not engage in securities lending during the year.

Master Trust

Notes to financial statements

Beneficial interest transactions

	For the years ended April 30,
	2015	2014
Prime Master Fund
Contributions	$46,715,500,630	$49,173,642,552
Withdrawals	(48,376,312,339)	(52,567,803,331)
Net decrease in beneficial interest	$(1,660,811,709)	$(3,394,160,779)

	For the years ended April 30,
	2015	2014
Treasury Master Fund
Contributions	$25,098,121,478	$25,983,033,439
Withdrawals	(24,974,593,785)	(25,698,905,489)
Net increase in beneficial interest	$123,527,693	$284,127,950

	For the years ended April 30,
	2015	2014
Tax-Free Master Fund
Contributions	$1,679,665,637	$1,704,139,597
Withdrawals	(1,715,865,095)	(1,869,769,044)
Net decrease in beneficial interest	$(36,199,458)	$(165,629,447)
Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and

Master Trust

Notes to financial statements

concluded, as of April 30, 2015, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2015, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2015, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Regulatory Developments

On July 23, 2014, the SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes will not become mandatory until October 2016. The most significant change is a requirement that institutional prime money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury and retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. UBS Global AM is currently evaluating the potential impact of these changes on the Master Funds and expects to update shareholders further in advance of the October 2016 deadline.

Master Trust

Report of independent registered public accounting firm

To the Interest holders and Board of Trustees of Master Trust

We have audited the accompanying statements of net assets of Master Trust (comprising, respectively, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (the “Trust”) as of April 30, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2015 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Master Trust at April 30, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and

Master Trust

the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York

June 29, 2015

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

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UBS Select Capital Funds

Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustees or for which a person served as an officer, and other directorships held by the trustees.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Meyer Feldberg††; 73 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world) (2007-2014). Prior to 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).

UBS Select Capital Funds

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Professor Feldberg is a director or trustee of 18 investment companies (consisting of 50 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics) and the New York City Ballet.

UBS Select Capital Funds

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Richard Q. Armstrong; 79 c/o Keith A. Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee); Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since 1991 and principal occupation since 1995). Mr. Armstrong was president or chairman of a number of packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages and Moët Hennessy) (from 1982 until 1995).

Alan S. Bernikow; 74 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

UBS Select Capital Funds

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Armstrong is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Mr. Bernikow is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of the compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of Destination XL Group, Inc. (menswear) (and serves as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N.A.

UBS Select Capital Funds

Supplemental information (unaudited)

Independent Trustees (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

Richard R. Burt; 68 McLarty Associates 900 17th Street NW, Washington DC 20006	Trustee	Since 1998	Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009. Prior to 2007, he was chairman of Diligence Inc. (information and risk management firm).

Bernard H. Garil; 75 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

Heather R. Higgins; 55 c/o Keith A. Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or had served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable. She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).

UBS Select Capital Funds

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Burt is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).

Mr. Garil is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company), the Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Ms. Higgins is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

UBS Select Capital Funds

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years

David Malpass; 59 Encima Global, LLC 645 Madison Avenue New York, NY 10022	Trustee	Since May 2014	Mr. Malpass is the president and founder of Encima Global, LLC (economic research and consulting) (since 2008). From 1993 until 2008, he was Chief Economist and Senior Managing Director of Bear, Stearns & Co. (financial services firm).

UBS Select Capital Funds

Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee

Mr. Malpass is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Malpass is also a director of New Mountain Finance Corp. (business development company and serves as a member of its audit committee).

UBS Select Capital Funds

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Joseph Allessie*; 49	Vice President, Assistant Secretary and Chief Compliance Officer	Since 2005 (Vice President and Assistant Secretary); Since July 2014 (Chief Compliance Officer)	Mr. Allessie is a managing director (since 2015) (prior to which he was an executive director) at UBS Global AM—Americas region. Mr. Allessie is head of compliance and operational risk control for the UBS Global Asset Management Division in the Americas with oversight for traditional and alternative investment businesses in Canada, the US and Cayman Islands. Prior to that he served as deputy general counsel of UBS Global AM—Americas region (from 2005 to 2014). Mr. Allessie is a vice president, assistant secretary and chief compliance officer (prior to which he was interim chief compliance officer) (from January to July 2014) of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM serves as investment advisor or manager.

Rose Ann Bubloski*; 47	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director) and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. She is vice president and assistant treasurer of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM serves as investment advisor or manager.

UBS Select Capital Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Mark E. Carver*; 51	President	Since 2010	Mr. Carver is a managing director and head of product development and management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM serves as investment advisor or manager.

Thomas Disbrow*; 49	Vice President and Treasurer	Since 2000 (Vice President); Since 2004 (Treasurer)	Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director) (since 2007) and head of North American fund treasury (since 2011) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

UBS Select Capital Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Elbridge T. Gerry III*; 58	Vice President	Since 1999	Mr. Gerry is a managing director and head of municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of three investment companies (consisting of 19 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Christopher S. Ha*; 35	Vice President and Assistant Secretary	Since 2012	Mr. Ha is a director and associate general counsel (since September 2012) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Mr. Ha was of counsel at Buhler, Duggal & Henry LLP (law firm) (from March 2012 to July 2012) and an associate attorney at Dechert LLP (law firm) (from 2007 to 2009). Mr. Ha is a vice president and assistant secretary of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

UBS Select Capital Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Erin O. Houston*; 38	Vice President	Since 2009	Ms. Houston is a director (since March 2012) (prior to which she was an associate director) (since 2009) and portfolio manager (since 2009) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Ms. Houston was with Western Investors (from 2005 to 2009) and Citigroup Asset Management (2005). Ms. Houston is a vice president of three investment companies (consisting of 19 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Mark F. Kemper**; 57	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He has been secretary of UBS Global AM—Americas region (since 2004) and assistant secretary of UBS Global Asset Management Trust Company (since 1993). Mr. Kemper is vice president and secretary of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

UBS Select Capital Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Joanne M. Kilkeary*; 47	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director) (since 2008) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Cindy Lee*; 39	Vice President and Assistant Treasurer	Since November 2014	Ms. Lee is an associate director (since 2009) prior to which she was a fund treasury manager (from 2007 to 2009) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Lee is a vice president and assistant treasurer of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM serves as investment advisor or manager.

Tammie Lee*; 44	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director (since 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region (since 2005). Ms. Lee is a vice president and assistant secretary of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

UBS Select Capital Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Ryan Nugent*; 37	Vice President	Since 2009	Mr. Nugent is a director (since 2010) (prior to which he was an associate director) (since 2004), portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS Global AM—Americas region. Prior to that he was an assistant portfolio manager to the tax free money market funds (since 2002). Mr. Nugent is a vice president of three investment companies (consisting of 19 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Nancy Osborn*; 49	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

UBS Select Capital Funds

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Robert Sabatino**; 41	Vice President	Since 2001	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2009) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of five investment companies (consisting of 36 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Eric Sanders*; 49	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Andrew Shoup*; 58	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and global head of the global treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Mr. Shoup is a vice president and chief operating officer of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

UBS Select Capital Funds

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Keith A. Weller*; 53	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Mandy Yu*, 31	Vice President	Since 2013	Ms. Yu is an authorized officer (since 2012) and tax compliance manager (since 2013) of the US mutual fund treasury administration department of UBS Global AM—Americas region. She was a fund treasury manager (from 2012 to 2013) and a mutual fund administrator (from 2007 to 2012) for UBS Global AM—Americas region. Ms. Yu is a vice president of 14 investment companies (consisting of 74 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

†	Each trustee serves an indefinite term of office. Officers of the Fund are appointed by the trustees and serve at the pleasure of the Board.

††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) because he is a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions.

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Trustees

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins David Malpass

Principal Officers

Mark E. Carver President Mark F. Kemper Vice President and Secretary Elbridge T. Gerry III Vice President	Thomas Disbrow Vice President and Treasurer Robert Sabatino Vice President Erin O. Houston Vice President

Administrator (and Manager for the Master Funds)

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Global Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2015. All rights reserved.

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1322

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

For the fiscal years ended April 30, 2015 and April 30, 2014, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $262,694 and $266,194, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:

In each of the fiscal years ended April 30, 2015 and April 30, 2014, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $43,378 and $46,092, respectively.

Fees included in the audit-related fees category are those associated with (1) the reading and providing of comments on the 2014 and 2013 semiannual financial statements and (2) review of the consolidated 2013 and 2012 reports on the profitability of the UBS Funds to UBS Global Asset Management (Americas) Inc. and its affiliates to assist the board members in their annual advisory/administration contract and service/distribution plan reviews.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:

In each of the fiscal years ended April 30, 2015 and April 30, 2014, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $170,925 and $194,350, respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:

In each of the fiscal years ended April 30, 2015 and April 30, 2014, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of May 12, 2004 – with revisions through July 2013)” (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit]Committee shall:

…

2.

Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS Global [Asset Management (Americas) Inc. (“UBS Global AM”)] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS Global [AM] and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global [AM] or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee’s meeting, its decision(s). From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS Global [AM] or the Fund’s officers).

  1 The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global [AM] and any service providers controlling, controlled by or under common control with UBS Global [AM] that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)	(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2015 and April 30, 2014 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2015 and April 30, 2014 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2015 and April 30, 2014 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2015 and April 30, 2014 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2015 and April 30, 2014 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2015 and April 30, 2014 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)	For the fiscal year ended April 30, 2015, if greater than 50%, specify the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y. According to E&Y, such amount was below 50%; therefore, disclosure item not applicable for this filing.

(g)

For the fiscal years ended April 30, 2015 and April 30, 2014, the aggregate fees billed by E&Y of $488,530 and $363,782, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides (or provided during the relevant fiscal period) services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2015	2014
Covered Services	$214,303	$240,442
Non-Covered Services	274,227	123,340

(h)

The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.  Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(c)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended, is attached hereto as Exhibit EX-99.IRANNOTICE.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 9, 2015

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 9, 2015